================================================================================
                                                           SEC File Nos. 2-97999
                                                                        811-4321
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-1A

                            Registration Statement
                                    under
                           the Securities Act of 1933

                        Post-Effective Amendment No. 35

                            Registration Statement
                                     under
                        the Investment Company Act of 1940

                                 Amendment No. 31


                     JPMORGAN VALUE OPPORTUNITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             1101 Vermont Avenue, N.W.
                              Washington, D.C. 20005
                      (Address of principal executive offices)


                  Registrant's Telephone Number, Including Area Code:
                                   (202) 842-5665


                                  Jeffrey L. Steele
                           WASHINGTON MANAGEMENT CORPORATION
                               1101 Vermont Avenue, N.W.
                                Washington, D.C. 20005
                        (Name and address of agent for service)








                     The Registrant filed its 24f-2 Notice for fiscal 2004 on March 11, 2005.

                     Approximate Date of Proposed Public Offering:

/X/ It is proposed that this filing will become effective on May 1, 2005 filing pursuant to paragraph (b) of Rule 485.
===============================================================================

PROSPECTUS MAY 1, 2005


JPMORGAN
U.S. EQUITY
FUNDS
CLASS A, CLASS B & CLASS C SHARES


CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND (CLASS A)
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
GROWTH AND INCOME FUND

INTREPID AMERICA FUND
INTREPID CONTRARIAN FUND
INTREPID GROWTH FUND
INTREPID VALUE FUND

MID CAP GROWTH FUND (CLASS A AND CLASS B)
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
U.S. EQUITY FUND

VALUE ADVANTAGE FUND

VALUE OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS


Capital Growth Fund                                          1

Disciplined Equity Fund                                      7

Diversified Fund                                            13

Dynamic Small Cap Fund                                      20

Growth and Income Fund                                      26

Intrepid America Fund                                       32

Intrepid Contrarian Fund                                    38

Intrepid Growth Fund                                        44

Intrepid Value Fund                                         50

Mid Cap Growth Fund                                         56

Mid Cap Value Fund                                          62

Small Cap Equity Fund                                       68

U.S. Equity Fund                                            74

Value Advantage Fund                                        80

Value Opportunities Fund                                    86

The Funds' Management and Administration                    91

How to Do Business with the Funds                           95

    Purchasing Fund Shares                                  95

    Sales Charges                                          101

    Rule 12b-1 Fees                                        106

    Exchanging Fund Shares                                 106

    Redeeming Fund Shares                                  107

Shareholder Information                                    111

    Distributions and Taxes                                111

    Availability of Proxy Voting Record                    111

    Portfolio Holdings Disclosure                          112

Risk and Reward Elements                                   113

Legal Proceedings Relating to Banc One
Investment Advisors Corporation and
Certain of its Affiliates                                  118

Financial Highlights                                       120

Appendix A--Legal Proceedings and Additional
Fee and Expense Information                                144

How To Reach Us                                     BACK COVER

JPMORGAN
  CAPITAL GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. "Assets" means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use-futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS


In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a philosophy that emphasizes investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1995        22.24%
1996        24.20%
1997        23.37%
1998         5.54%
1999        12.77%
2000        14.17%
2001        -4.52%
2002       -28.04%
2003        36.10%
2004        16.90%

BEST QUARTER 4th quarter, 1998          17.45%

WORST QUARTER 3rd quarter, 1998        -19.57%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   10.76          3.41          10.18
Return After Taxes on Distributions                                    8.27          2.22           8.22
Return After Taxes on Distributions and Sale of Fund Shares            9.14          2.57           8.07
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                   11.31          3.70          10.34
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                   15.32          3.98          10.12
--------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES                    15.48         (3.36)         11.23
--------------------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     14.07         (6.06)          9.68

The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund since 1/1/95.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                      5.25            NONE            NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                      NONE**          5.00            1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        0.40            0.40            0.40
DISTRIBUTION (RULE 12b-1) FEES                                         0.25            0.75            0.75
SHAREHOLDER SERVICE FEES                                               0.25            0.25            0.25
OTHER EXPENSES(1)                                                      0.42            0.43            0.42
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                     1.32            1.83            1.82


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35%, 1.85% and 1.85%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  total annual operating expenses.


This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)                   652         921       1,210       2,032
-----------------------------------------------------------------------------
CLASS B SHARES** ($)                  686         876       1,190       2,015***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)                  285         573         985       2,137


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    186         576         990       2,015***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    185         573         985       2,137


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor's Corporation (S&P) 500 Index.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high perceived potential reward compared to perceived potential risk

-  possible temporary mispricings caused by apparent market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with potential for higher risk and return to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a front-end sales load, which is assessed on Class A Shares. If the load was reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998        31.98%
1999        18.02%
2000       -11.11%
2001       -12.14%
2002       -25.07%
2003        28.96%
2004        10.64%

BEST QUARTER 4th quarter, 1998           22.83%

WORST QUARTER 3rd quarter, 1998         -17.88%

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Class A Shares were launched on 9/28/01. The Fund's performance is based on the performance of the Fund's Select Class Shares, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus, from 9/10/01 to 9/28/01 (for the table) and from 9/10/01 through 12/31/01 (for the bar chart). Returns for the period 12/31/97 to 9/10/01 reflect performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A Shares) and from 1/3/97 (commencement of operations) to 12/31/97, the institutional feeder (whose investment program was identical to that of the Class A Shares). During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than the above-referenced class and feeders.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*,(1)

                                                                PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    4.82           (4.59)           6.28
Return After Taxes on Distributions                                    4.65           (4.90)           5.82
Return After Taxes on Distributions and Sale of Fund Shares            3.34           (4.01)           5.22
-----------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   10.88           (2.30)           7.24
-----------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      8.30           (2.99)           6.08

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) The Fund commenced operations on 1/3/97. Performance for the indexes is from 1/31/97.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A SHARES

The expenses of Class A Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                          CLASS A SHARES
------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                   5.25
------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                   NONE**

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A ASSETS)


                                                                  CLASS A SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                             0.25
DISTRIBUTION (RULE 12b-1) FEES                                              0.25
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.87
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             1.62
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.67)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.95


(1) Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% of its average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES* ($)                      617         947       1,300       2,293


*    Assumes sales charge is deducted when shares are purchased.

JPMORGAN
  DIVERSIFIED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

-  52% medium- and large-cap U.S. equity securities

-  35% U.S. and foreign fixed income investments

-  10% foreign equity securities

-  3% small-cap U.S. equity securities

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The adviser, JPMIM, may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), S&P, Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that is not in equity or fixed income securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS

In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Fund Benchmark, a customized securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Solomon Smith Barney Broad Investment Grade Bond (35%) and Morgan Stanley Capital Investment (MSCI) Europe, Australia and Far East (EAFE) (10%) indexes.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or the contingent deferred sales load which is assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995        26.47%
1996        13.42%
1997        18.47%
1998        18.29%
1999        13.87%
2000        -4.24%
2001        -5.89%
2002       -13.22%
2003        20.90%
2004         8.94%

BEST QUARTER 4th quarter, 1998         13.39%

WORST QUARTER 3rd quarter, 2002       -11.01%

* The performance figures in the table for the period before Class A, B and C Shares were launched on 3/24/03 and the performance in the bar chart are based on the performance of the Select Class Shares (whose investment program is identical to the investment program of, and whose expenses are the most similar to the expenses of Class A, B and C Shares). Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares were launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the expenses of Class A, B and C Shares) from 1/1/95 to 9/10/01. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the Select Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    3.21           (0.55)           8.34
Return After Taxes on Distributions                                    2.88           (1.42)           6.76
Return After Taxes on Distributions and Sale of Fund Shares            2.26           (0.97)           6.34
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    3.16           (0.04)           8.79
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    7.10            0.29            8.79
-----------------------------------------------------------------------------------------------------------
FUND BENCHMARK^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    9.80            1.91           10.26
-----------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   10.88           (2.30)          12.07
-----------------------------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      8.98            2.95            9.44

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                      5.25            NONE            NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                      NONE**          5.00            1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        0.55            0.55            0.55
DISTRIBUTION (RULE 12b-1) FEES                                         0.25            0.75            0.75
SHAREHOLDER SERVICE FEES                                               0.25            0.25            0.25
OTHER EXPENSES(1)                                                      0.53            0.53            0.53
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                        1.58            2.08            2.08
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                             (0.44)          (0.43)          (0.43)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                        1.14            1.65            1.65


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.14%, 1.65% and 1.65%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)                   635         957       1,301       2,269
-----------------------------------------------------------------------------
CLASS B SHARES** ($)                  668         910       1,279       2,248***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)                  268         610       1,079       2,376


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    168         610       1,079       2,248***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    168         610       1,079       2,376


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of Russell 2000(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, real estate investment trusts (REITs), depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund's investments in equity securities may also include REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, employs a process that combines research, valuation and stock selection. The adviser makes purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the adviser's research and portfolio management team. Essentially, historical data is used to define the investment universe of companies that have met what the adviser considers to be the key criteria for success. Then, the adviser performs a more subjective business and management analysis to form a view on future stock potential. Finally, a disciplined, systematic portfolio construction process is employed to overweight the stocks that are the most attractive and underweight those stocks are the least attractive, while also trying to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may also sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Finally, the adviser may also sell a security due to opportunity cost, i.e. a new company appears more attractive than a current holding or to optimize overall portfolio characteristics as part of the portfolio construction process.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Growth Index and the S&P SmallCap 600/BARRA Growth Index, each a broad-based index, and Lipper Small-Cap Growth Funds Index, a broad-based index. In the past, the Fund has compared its performance to the S&P SmallCap 600/BARRA Growth Index, but will now compare its performance to the Russell 2000(R) Growth Index. The adviser believes that the Russell 2000(R) Growth Index is more appropriate because it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1998        13.46%
1999        30.13%
2000        11.42%
2001       -14.33%
2002       -22.77%
2003        38.47%
2004         9.82%

BEST QUARTER 4th quarter, 1999           24.00%

WORST QUARTER 1st quarter, 2001         -20.82%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*,(1)


                                                                 PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                     4.06           1.21          10.21
Return After Taxes on Distributions                                     4.06           0.44           9.66
Return After Taxes on Distributions and Sale of Fund Shares             2.64           0.74           8.81
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                     4.12           1.32          10.26
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                     8.14           1.65          10.25
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    14.31          (3.57)          3.94
----------------------------------------------------------------------------------------------------------
S&P SMALL CAP 600/BARRA GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    22.01           7.11           9.18
----------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      10.78          (1.51)          7.23


The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/7/98 is based on the performance for Class B Shares of the Fund.

(1) The Fund commenced operations on 5/19/97. Performance for the indexes is from 5/31/97.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                              CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                       5.25            NONE            NONE
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**          5.00            1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                              CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.65            0.65            0.65
DISTRIBUTION (RULE 12b-1) FEES                                          0.25            0.75            0.75
SHAREHOLDER SERVICE FEES                                                0.25            0.25            0.25
OTHER EXPENSES(1)                                                       0.53            0.53            0.53
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.68            2.18            2.18
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.18)          (0.06)          (0.06)
------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.50            2.12            2.12


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50%, 2.12% and 2.12%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)                   670       1,010       1,374       2,393
-----------------------------------------------------------------------------
CLASS B SHARES** ($)                  715         976       1,364       2,382***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)                  315         676       1,164       2,509


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    215         676       1,164       2,382***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    215         676       1,164       2,509


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  GROWTH AND INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long-term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

In managing the Fund, the adviser, JPMIM, seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies which the adviser believes possess sustainable competitive advantages, healthy balance sheets and management committed to increasing shareholder value. The adviser applies a "bottom-up" approach when constructing the Fund's portfolio, basing its stock selection on a combination of quantitative screening and fundamental analysis. The Fund's investments are subject to extensive financial analysis and a disciplined valuation process.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth and income potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1995        27.55%
1996        19.38%
1997        29.53%
1998        14.11%
1999         8.09%
2000         0.48%
2001       -13.48%
2002       -17.81%
2003        26.27%
2004        13.98%

BEST QUARTER 2nd quarter, 2003           17.71%

WORST QUARTER 3rd quarter, 2002         -18.09%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    7.98          (0.52)           9.02
Return After Taxes on Distributions                                    7.86          (1.36)           7.06
Return After Taxes on Distributions and Sale of Fund Shares            5.34          (0.74)           7.08
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    8.38          (0.28)           9.16
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                   12.38           0.06            8.87
----------------------------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   15.71           2.48           12.24
----------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     11.99           1.42           11.28

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                      5.25            NONE            NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                      NONE**          5.00            1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        0.40            0.40            0.40
DISTRIBUTION (RULE 12b-1) FEES                                         0.25            0.75            0.75
SHAREHOLDER SERVICE FEES                                               0.25            0.25            0.25
OTHER EXPENSES(1)                                                      0.46            0.46            0.46
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                        1.36            1.86            1.86
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                             (0.06)          (0.06)          (0.06)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                        1.30            1.80            1.80



(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)                   650         928       1,225       2,069
-----------------------------------------------------------------------------
CLASS B SHARES** ($)                  683         879       1,200       2,044***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)                  283         579       1,000       2,175


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    183         579       1,000       2,044***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    183         579       1,000       2,175


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  INTREPID AMERICA FUND

     Currently, the Class B Shares are not available for sale to investors.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
113-117.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large- and mid-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Fund's adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that the adviser believes have strong growth potential and/or are undervalued. The Fund combines a "growth" style strategy, which focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term time horizon with a "value" style strategy, which focuses on identifying securities that have a market price below what JPMIM believes they are worth.

JPMIM applies an active equity management style to identify growth-oriented companies with momentum, earnings growth potential and other characteristics consistent with growth investing and value-oriented companies on the basis of valuation multiples and other characteristics consistent with value investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the criteria listed above or if it believes that more attractive opportunities are available.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest all of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of companies selected for the Fund's portfolio.

Although the Fund may invest in large- and mid-capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and its share price changes may become more sudden or more erratic. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company.

The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment in large- and mid-capitalization companies that seek capital growth

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows the performance of the Fund's Class A Shares for the past calendar year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 1000(R) Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


2004        12.68%


BEST QUARTER 4th quarter, 2004         11.38%

WORST QUARTER 2nd quarter, 2004        -0.88%



* The performance for the period before Class A, Class B and Class C were launched on 2/18/05 is based on the performance of Select Class Shares of the Fund, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period, the actual returns of Class A, Class B Shares and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The Fund commenced operations on 2/28/03.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*



                                                                  PAST 1 YEAR  LIFE OF FUND
-------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                      6.75         24.85
Return After Taxes on Distributions                                      6.59         23.51
Return After Taxes on Distributions and Sale of Fund Shares              4.47         20.61
-------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                      1.68         26.79
-------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                     11.68         28.56
-------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     11.40         25.04
-------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTIONS FOR TAXES)                                       8.29         20.45



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The estimated expenses of the Class A, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                          CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE^                                   5.25            NONE            NONE
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             NONE^^          5.00            1.00



 ^ The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

^^ Except for purchases of $1 million or more. Please see "Sales Charges -- Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C SHARES ASSETS)



                                              CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
--------------------------------------------------------------------------------------------
MANAGEMENT FEES                                         0.65            0.65            0.65
DISTRIBUTION (RULE 12b-1) FEES                          0.25            0.75            0.75
SHAREHOLDER SERVICE FEES                                0.25            0.25            0.25
OTHER EXPENSES(1)                                       0.18            0.18            0.98
--------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                         1.33            1.83            1.83
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)               (0.08)          (0.08)          (0.08)
--------------------------------------------------------------------------------------------
NET EXPENSES(2)                                         1.25            1.75            1.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES * ($)                     646        917      1,208      2,036
-----------------------------------------------------------------------------
CLASS B SHARES ** ($)                    678        868      1,183      2,011***
-----------------------------------------------------------------------------
CLASS C SHARES ** ($)                    278        568        983      2,141



IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:



                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    178         568         983       2,011***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    178         568         983       2,141



  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  INTREPID CONTRARIAN FUND
  (formerly JPMorgan Intrepid Investor Fund)

     Currently, the Class B Shares are not available for sale to investors.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
113-117.

THE FUND'S OBJECTIVE

The Fund seeks to provide long- term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments across all market capitalizations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares.

Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Fund's adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks of companies that the adviser believes are trading at a price significantly below what the adviser believes they are worth relative to companies in their sectors but have improving business fundamentals and other indicators which may provide the opportunity to realize their value.

JPMIM applies an active equity management style to identify undervalued companies, significant earnings growth potential and overall financial strength. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 3000(R) Index. JPMIM applies an active equity management style to identify deep value companies on characteristics consistent with contrarian investing.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. Stocks in the Fund's investment universe are screened on contrarian measure including, but not limited to, long-term underperformance and quantitatively ranked on value and momentum factors. Value is measured by valuation multiples while momentum is captured by factors such as relative price strength and earnings revisions. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with relatively more attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of companies selected for the Fund's portfolio.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small-capitalization companies and its share price changes may become more sudden or erratic. The securities of small-capitalization companies are likely to fluctuate more dramatically than an investment in larger companies and the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller capitalization companies may have limited product lines, markets or financial resources, and they may depend on a smaller management group.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company.

The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be risker than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment across all market capitalizations to seek capital appreciation

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows the performance of the Fund's Class A Shares for the past calendar year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 3000(R) Index, a broad-based securities market index, and the Lipper Multi-Cap Core Funds Index, and broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


2004        16.01%


BEST QUARTER 4th quarter, 2004      10.85%

WORST QUARTER 2nd quarter, 2004     -0.42%



* The performance for the period before Class A, Class B and Class C were launched on 2/18/05 is based on the performance of Select Class Shares of the Fund, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period, the actual returns of Class A, Class B Shares and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The Fund commenced operations on 2/28/03.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*



                                                                 PAST 1 YEAR    LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                     9.94           26.57
Return After Taxes on Distributions                                     9.65           25.70
Return After Taxes on Distributions and Sale of Fund Shares             6.60           22.45
--------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    11.01           28.58
--------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    15.01           30.33
--------------------------------------------------------------------------------------------
RUSSELL 3000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    11.95           26.07
--------------------------------------------------------------------------------------------
LIPPER MULTI-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTIONS FOR TAXES)                                     12.39           25.99



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The estimated expenses of the Class A, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                          CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE^                                   5.25            NONE            NONE
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             None^^          5.00            1.00



 ^ The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

^^ Except for purchases of $1 million or more. Please see "Sales Charges -- Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C SHARES ASSETS)



                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.65             0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                                      0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                            0.25             0.25             0.25
OTHER EXPENSES(1)                                                   0.52             0.52             0.52
----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     1.67             2.17             2.17
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                           (0.42)           (0.42)           (0.42)
----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                     1.25             1.75             1.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES * ($)                     646        985      1,347      2,364
-----------------------------------------------------------------------------
CLASS B SHARES ** ($)                    678        939      1,326      2,343***
-----------------------------------------------------------------------------
CLASS C SHARES ** ($)                    278        639      1,126      2,470



IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:



                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)                    178         639       1,126       2,343***
-----------------------------------------------------------------------------
CLASS C SHARES ($)                    178         639       1,126       2,470



  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  INTREPID GROWTH FUND

     Currently, the Class B Shares are not available for sale to investors.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
113-117.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large- and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Fund's adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that the adviser believes have strong growth potential. A "growth" style strategy focuses on identifying securities that JPMIM believes have above-average growth potential over a long-term investment horizon and momentum signalling the opportunity for capital appreciation.

JPMIM applies an active equity management style to identify growth-oriented companies with momentum, growth potential, and other characteristics consistent with growth investing. Sector by sector, the Fund may overweight its holdings of securities relative to those of the Russell 1000(R) Growth Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the growth criteria listed above or if it believes that more attractive opportunities are available.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, real estate investment trusts (REITs) (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions or during periods of unusual circumstances, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe on the basis of growth, momentum and value factors. Momentum is captured by factors such as relative price strength and earnings revisions, while value is measured by valuation multiples. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in large- and mid-capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies.
Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible and debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company.

The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest, and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment in large- and mid-capitalization companies that seek capital growth

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows the performance of the Fund's Class A Shares for the past calendar year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 1000(R) Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


2004        10.45%


BEST QUARTER 4th quarter, 2004      10.57%

WORST QUARTER 3rd quarter, 2004     -3.32%



* The performance for the period before Class A, Class B and Class C were launched on 2/18/05 is based on the performance of Select Class Shares of the Fund, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period, the actual returns of Class A, Class B Shares and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The Fund commenced operations on 2/28/03.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*



                                                               PAST 1 YEAR    LIFE OF FUND
------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   4.63           21.22
Return After Taxes on Distributions                                   1.23           18.21
Return After Taxes on Distributions and Sale of Fund Shares           3.83           16.65
------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                   5.59           23.01
------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                   9.48           24.82
------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   6.30           21.08
------------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTIONS FOR TAXES)                                    7.45           20.69



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The estimated expenses of the Class A, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                          CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE^                                   5.25              NONE              NONE
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             NONE^^            5.00              1.00



 ^ The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

^^ Except for purchases of $1 million or more. Please see "Sales Charges -- Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C SHARES ASSETS)



                                                  CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
----------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                             0.65              0.65              0.65
DISTRIBUTION (RULE 12b-1) FEES                              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                                    0.25              0.25              0.25
OTHER EXPENSES(1)                                           0.68              0.68              0.68
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                             1.83              2.33              2.33
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                   (0.58)            (0.58)            (0.58)
----------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                             1.25              1.75              1.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------
CLASS A SHARES * ($)           646        1,017         1,412         2,515
---------------------------------------------------------------------------
CLASS B SHARES ** ($)          678          972         1,393         2,496***
---------------------------------------------------------------------------
CLASS C SHARES ** ($)          278          672         1,193         2,621



IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:



                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------
CLASS B SHARES ($)             178          672         1,193         2,496***
---------------------------------------------------------------------------
CLASS C SHARES ($)             178          672         1,193         2,621



  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  INTREPID VALUE FUND
  Currently, the Class B Shares are not available for sale to investors.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
113-117.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large- and mid-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large-capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid-capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

Although the Fund may invest in securities of large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Fund's adviser, JPMIM believes such companies offer attractive opportunities.

The Fund invests in a broad portfolio of common stocks that the adviser believes are undervalued. A "value" style strategy focuses on identifying securities that have a market price below what JPMIM believes they are worth with the long-term potential to realize their value.

JPMIM applies an active equity management style to identify value-oriented companies on the basis of valuation multiples and other characteristics consistent with value investing. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000(R) Value Index. The adviser will try to identify companies which are determined to be undervalued according to the adviser's proprietary research, while underweighting or avoiding those that appear overvalued.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, REITs (pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate), convertible securities, depositary receipts and warrants to purchase common stocks.

The Fund may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

Convertible securities, which generally pay interest or dividends, can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity investments, under normal market conditions, it may also invest up to 20% of its Assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or political conditions, the Fund may invest any amount of its Assets in U.S. government securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank stocks in the Fund's investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions. Stocks held in the Fund that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process controls for sector and industry weights, turnover, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of companies selected for the Fund's portfolio.

Although, the Fund may invest in large- and mid-capitalization companies, the Fund's risks increase as it invests more heavily in mid-capitalization companies and share price changes may become more sudden or more erratic. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest, and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment in large- and mid-capitalization companies that seek capital appreciation

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows the performance of the Fund's Class A Shares for the past calendar year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


2004     17.51%


BEST QUARTER 4th quarter, 2004     10.25%

WORST QUARTER 2nd quarter, 2004    -0.88%



* The performance for the period before Class A, Class B and Class C were launched on 2/18/05 is based on the performance of Select Class Shares of the Fund, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period, the actual returns of Class A, Class B Shares and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The Fund commenced operations on 2/28/03.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*



                                                               PAST 1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                  11.35          27.19
Return After Taxes on Distributions                                   9.80          29.95
Return After Taxes on Distributions and Sale of Fund Shares           7.87          22.22
-----------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                  12.51          29.23
-----------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                  16.51          30.97
-----------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  16.49          29.00
-----------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTIONS FOR TAXES)                                   12.00          25.03



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The estimated expenses of the Class A, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE^                                   5.25             NONE             NONE
----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             NONE^^           5.00             1.00




 ^ The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

^^ Except for purchases of $1 million or more. Please see "Sales Charges -- Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C SHARES ASSETS)



                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.65             0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                                      0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                            0.25             0.25             0.25
OTHER EXPENSES(1)                                                   0.56             0.56             0.56
----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     1.71             2.21             2.21
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                           (0.46)           (0.46)           (0.46)
----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                     1.25             1.75             1.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------
CLASS A SHARES * ($)             646          993        1,364         2,402
----------------------------------------------------------------------------
CLASS B SHARES ** ($)            678          947        1,343         2,382***
----------------------------------------------------------------------------
CLASS C SHARES ** ($)            278          647        1,143         2,508



IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:



                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------
CLASS B SHARES ($)               178          647        1,143         2,382***
----------------------------------------------------------------------------
CLASS C SHARES ($)               178          647        1,143         2,508



  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  MID CAP GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap(R) Growth Index securities at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund invests in companies that the adviser, JPMIM, believes have strong earnings growth potential.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS


The adviser, JPMIM, employs a philosophy that emphasizes investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party resources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years, and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

2000    -49.12%
2001    -28.30%
2002    -29.45%
2003     37.53%
2004     16.90%

BEST QUARTER 4th quarter, 2001     18.50%
WORST QUARTER 2nd quarter, 2000   -42.32%

* The performance for the Class A and Class B Shares before the period 3/23/01 is based on the performance of the Class A and Class B Shares of the Fund's predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor's investment program was identical to that of the Fund prior to 12/3/01. The predecessor's Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*,(1)


                                                               PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   10.81          (17.08)          (10.71)
Return After Taxes on Distributions                                   10.81          (17.15)          (10.79)
Return After Taxes on Distributions and Sale of Fund Shares            7.03          (13.54)           (8.75)
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                   11.14          (17.09)          (10.58)
------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   15.48           (3.36)            1.71
------------------------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     14.07           (6.06)           (0.10)

The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) The Fund commenced operations on 10/29/99. Performance for the indexes is from 10/31/99.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The expenses of Class A and Class B Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                              CLASS A SHARES   CLASS B SHARES
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                       5.25             NONE
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS OF % LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**           5.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)


                                                              CLASS A SHARES   CLASS B SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                                          0.25             0.75
SHAREHOLDER SERVICE FEES                                                0.25             0.25
OTHER EXPENSES(1)                                                       0.59             0.59
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.74             2.24
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.39)           (0.19)
---------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.35             2.05


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example helps you compare the cost of investing in Class A and Class B Shares with the cost of investing in other mutual funds. This example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)            655         1,008         1,385          2,438
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           708           982         1,383          2,434***
-----------------------------------------------------------------------------


IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)             208           682         1,183          2,434***
-----------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  MID CAP VALUE FUND



Currently, the Fund is publicly offered on a limited basis. (Please see "Purchasing Fund Shares -- What does it mean that the Mid Cap Value Fund is publicly offered on a limited basis?" for more information.)



RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with value potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the the Russell Midcap(R) Value Index, a broad-based securities market index, and the Lipper Mid-Cap Value Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998    19.77%
1999    13.87%
2000    35.28%
2001     9.91%
2002     2.68%
2003    30.07%
2004    20.32%

BEST QUARTER 4th quarter, 1998     17.96%

WORST QUARTER 2nd quarter, 1998   -11.06%


* The performance in the table for the period before Classes A, B and C Shares were launched on 4/30/01 and the Fund's performance in the bar chart prior to 2002 are based on the performance of the Fund's Institutional Class Shares, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*,(1)

                                                             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                14.01          17.67          17.86
Return After Taxes on Distributions                                13.60          16.52          15.54
Return After Taxes on Distributions and Sale of Fund Shares         9.32          14.84          14.29
------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                14.60          18.13          18.32
------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                18.56          18.37          18.35
------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                23.71          13.48          10.67
------------------------------------------------------------------------------------------------------
LIPPER MID-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                  19.53          10.87           9.16

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) The Fund commenced operations on 11/13/97. Performance for the indexes is from 11/30/97.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASSES A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                   5.25             NONE             NONE
----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                   NONE**           5.00             1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                          CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.65              0.65              0.65
DISTRIBUTION (RULE 12b-1) FEES                                      0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                                            0.25              0.25              0.25
OTHER EXPENSES(1)                                                   0.35              0.35              0.35
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     1.50              2.00              2.00
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                          (0.25)            (0.00)            (0.00)
------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                     1.25              2.00              2.00


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. For the period ended 12/31/04, net expenses of the Class B and Class C Shares were 1.90% and 1.90%, respectively.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)            646           951         1,278          2,201
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           703           927         1,278          2,199***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)           303           627         1,078          2,327


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)             203           627         1,078          2,199***
-----------------------------------------------------------------------------
CLASS C SHARES ($)             203           627         1,078          2,327


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000(R) Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, real estate investment trusts (REITs), depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund's investments in equity securities may also include REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, employs a process that combines research, valuation and stock selection. The adviser makes purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the adviser's research and portfolio management team. Essentially, historical data is used to define the investment universe of companies that have met what the adviser considers to be the key criteria for success. Then, the adviser performs a more subjective business and management analysis to form a view on future stock potential. Finally, a disciplined, systematic portfolio construction process is employed to overweight the stocks that are the most attractive and underweight those stocks are the least attractive, while also trying to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may also sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Finally, the adviser may also sell a security due to opportunity cost, i.e. a new company appears more attractive than a current holding or to optimize overall portfolio characteristics as part of the portfolio construction process.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index and the S&P SmallCap 600 Index, each a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index. In the past, the Fund has compared it performance to the S&P SmallCap 600 Index, but will now compare its performance to the Russell 2000(R) Index. The adviser believes the Russell 2000(R) Index is more appropriate because it more accurately reflects the Fund's investment strategy.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1995    54.04%
1996    28.80%
1997    17.76%
1998     3.34%
1999    13.75%
2000    14.18%
2001    -6.23%
2002   -17.30%
2003    36.37%
2004    26.13%

BEST QUARTER 4th quarter, 1998     19.38%

WORST QUARTER 3rd quarter, 1998   -21.13%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004


                                                                PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   19.49            7.61           14.76
Return After Taxes on Distributions                                   16.96            6.33           13.62
Return After Taxes on Distributions and Sale of Fund Shares           15.52            6.12           12.84
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES*
Return Before Taxes                                                   20.22            7.65           14.70
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES(1)
Return Before Taxes                                                   24.22            7.95           14.70
-----------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   18.33            6.61           11.53
-----------------------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   22.65           11.60           14.29
-----------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     18.37            9.06           12.98



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* The performance for the period before Class B Shares was launched on 3/28/95 is based on performance of Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares.

(1) Class C Shares are being launched as of the date of this prospectus. The performance for the period before Class C Shares began operations is based on the performance of Class B Shares of the Fund.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A and Class B Shares and the estimated expenses of Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                   5.25             NONE             NONE
----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             NONE**           5.00             1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.65             0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                                      0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                            0.25             0.25             0.25
OTHER EXPENSES(1)                                                   0.42             0.42             0.42
----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     1.57             2.07             2.07
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                          (0.19)           (0.00)           (0.00)
----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                     1.38             2.07             2.07


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements for Class A and Class B Shares. "Other Expenses" are based on estimated expenses for the current fiscal year for Class C Shares.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.38%, 2.12% and 2.12%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)            658           977         1,318          2,279
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           710           949         1,314          2,272***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)           310           649         1,114          2,400
-----------------------------------------------------------------------------


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)             210           649         1,114          2,272***
-----------------------------------------------------------------------------
CLASS C SHARES ($)             210           649         1,114          2,400
-----------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  U.S. EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995    32.48%
1996    21.06%
1997    28.41%
1998    24.45%
1999    14.69%
2000    -6.72%
2001    -9.71%
2002   -26.89%
2003    32.32%
2004    10.50%

BEST QUARTER 4th quarter, 1998     21.33%

WORST QUARTER 3rd quarter, 2002   -18.26%

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before Classes A, B and C Shares were launched on 9/10/01 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from 9/15/00 to 9/10/01. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder. Returns for the period 1/1/95 to 9/15/00 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A, B and C Shares). During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above-referenced predecessor.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    4.74            (3.13)            9.63
Return After Taxes on Distributions                                    4.64            (3.24)            7.28
Return After Taxes on Distributions and Sale of Fund Shares            3.21            (2.68)            7.25
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    4.74            (2.75)            9.96
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    8.74            (2.53)            9.96
-------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   10.88            (2.30)           12.07
-------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      8.30            (2.99)           10.26

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)

                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                    5.25             NONE             NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                    NONE**           5.00             1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      0.40             0.40             0.40
DISTRIBUTION (RULE 12b-1) FEES                                       0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                             0.25             0.25             0.25
OTHER EXPENSES(1)                                                    0.51             0.52             0.51
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                      1.41             1.92             1.91
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                           (0.36)           (0.35)           (0.34)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                      1.05             1.57             1.57


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will reimburse the Fund to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.57% and 1.57%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)            626           914         1,223          2,098
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           660           869         1,204          2,082***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)           260           567         1,000          2,205


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:


                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)             160           569         1,004          2,082***
-----------------------------------------------------------------------------
CLASS C SHARES ($)             160           567         1,000          2,205


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN
  VALUE ADVANTAGE FUND

     Currently, the Class B Shares are not available for sale to investors.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
113-117.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term total return from a combination of income and capital gains.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will invest primarily in equity securities across all market capitalizations. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser, JPMIM, believes such companies offer attractive opportunities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest up to 10% of its assets in high yield securities, which are below investment grade (junk bonds).

The Fund may invest up to 10% of its assets in initial public offerings.

The Fund may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, uses a "bottom-up" approach in constructing the Fund's portfolio, investing in quality businesses whose stock prices appear to be undervalued. Quality businesses are generally expected to have a strong competitive position, low business cyclicality, high returns, and strong management. The strength of the management team is usually evaluated based on its historic ability to create shareholder value through effective capital allocation.

In determining whether an investment is undervalued, the adviser evaluates quantitative measures that may include, but are not limited to, Price/Earnings ratios, Free Cash Flow yield, Enterprise Value analysis, and Sum-of-the-Parts analysis. Investments are typically sold from the Fund's portfolio when the adviser believes a stock is no longer undervalued, the operating performance underlying the business deteriorates from the adviser's expectations, or additional investment opportunities with high expected returns emerge to crowd-out existing portfolio holdings with lower expected returns.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller companies which may cause its share price changes to become more sudden or more erratic. This occurs because the securities of smaller companies are likely to fluctuate more dramatically than the securities of larger companies and may trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies also may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

To the extent that the Fund seeks higher returns by investing in non-investment grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long term goal such as retirement

- want to add an investment which crosses all levels of market capitalization and seek value potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

The Fund commenced operations on 2/28/05 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The estimated expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                    5.25              NONE              NONE
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                    NONE**            5.00              1.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Fund."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      0.65              0.65              0.65
DISTRIBUTION (RULE 12b-1) FEES                                       0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                                             0.25              0.25              0.25
OTHER EXPENSES(1)                                                    0.27              0.27              0.27
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                      1.42              1.92              1.92
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                           (0.17)            (0.17)            (0.17)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                      1.25              1.75              1.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:



                                                            1 YEAR   3 YEARS
----------------------------------------------------------------------------
CLASS A SHARES* ($)                                            646       935
----------------------------------------------------------------------------
CLASS B SHARES** ($)                                           678       887
----------------------------------------------------------------------------
CLASS C SHARES** ($)                                           278       587



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                                            1 YEAR   3 YEARS
----------------------------------------------------------------------------
CLASS B SHARES ($)                                             178       587
----------------------------------------------------------------------------
CLASS C SHARES ($)                                             178       587



 *   Assumes sales charge is deducted when shares are purchased.

** Assumes applicable deferred sales charge is deducted when shares are sold.

JPMORGAN
  VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY


For a detailed discussion of the Fund's main risks, please see pages 113-117.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by government entities and private issuers.

The Fund may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.


If the Fund invests a substantial portion of its assets in money market instruments and repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.


The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows the performance of the Fund's Class A Shares for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell(R) 1000 Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a deduction for the front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the contingent deferred sales load. Class B Shares convert to Class A Shares after 8 years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*

2002   -12.54%
2003    32.63%
2004    17.14%

BEST QUARTER 2nd quarter, 2003     18.19%

WORST QUARTER 3rd quarter, 2002   -15.91%

* The Fund's fiscal year end is 12/31. On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and other changes noted, the Fund's performance record prior to 2002 is not considered pertinent for investors considering whether to purchase shares of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                               PAST 1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                  11.00           8.78
Return After Taxes on Distributions                                   8.88           5.73
Return After Taxes on Distributions and Sale of Fund Shares           9.96           6.67
-----------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                  11.14           9.20
-----------------------------------------------------------------------------------------
CLASS C SHARES(1)
Return Before Taxes                                                  15.14           9.87
-----------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  16.49           8.57
-----------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                    11.99           4.81

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for those other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) Class C Shares are being launched as of the date of this prospectus. The performance for the period before Class C Shares began operations is based on the performance of Class B Shares of the Fund.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A and Class B Shares and the estimated expenses of Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                    5.25             NONE             NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                    NONE**           5.00             1.00

 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How to Do Business with the Funds."

** Except for purchases of $1 million or more. Please see "Sales Charges--Class A Shares."

ANNUAL OPERATING EXPENSES (%)
EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)

                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      0.50              0.50              0.50
DISTRIBUTION (RULE 12b-1) FEES                                       0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                                             0.25              0.25              0.25
OTHER EXPENSES(1)                                                    0.25              0.25              0.25
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                   1.25              1.75              1.75
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                           (0.11)            (0.11)            (0.11)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                         1.14              1.64              1.64

(1) Based on expected closing the current fiscal year reflecting the addition of certain share classes and changes to fees charged by certain service providers.


(2) JPMIM, JPMDS and the Fund's Business Manager have a written agreement to waive up to the full amount of their respective fees and/or reimburse expenses to the extent the Institutional Class Shares total annual operating expense ratio exceeds a specified amount of average daily net assets until 4/30/06. Certain fee waivers made pursuant to that agreement will also have the effect of lowering Class A, Class B and Class C expenses.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/06 and total annual operating expenses thereafter.


This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES* ($)            635           890         1,165          1,948
-----------------------------------------------------------------------------
CLASS B SHARES** ($)           667           840         1,139          1,921***
-----------------------------------------------------------------------------
CLASS C SHARES** ($)           267           540           939          2,053

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------
CLASS B SHARES ($)             167           540           939          1,921***
-----------------------------------------------------------------------------
CLASS C SHARES ($)             167           540           939          2,053

  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Funds, except for the Mid Cap Growth Fund, the Mid Cap Value Fund and the Value Opportunities Fund, are series of JPMorgan Trust I, a Delaware statutory trust. The Mid Cap Growth Fund is a series of J.P. Morgan Mutual Fund Investment Trust, a Massachusetts business trust. The Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.


Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds' other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

THE FUNDS' INVESTMENT ADVISER

JPMIM is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.


During the most recent fiscal year ended 12/31/04, the adviser was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:



FUND                                                             %
CAPITAL GROWTH FUND                                            0.40
-------------------------------------------------------------------
DISCIPLINED EQUITY FUND                                        0.25
-------------------------------------------------------------------
DIVERSIFIED FUND                                               0.45
-------------------------------------------------------------------
DYNAMIC SMALL CAP FUND                                         0.65
-------------------------------------------------------------------
GROWTH AND INCOME FUND                                         0.40*
-------------------------------------------------------------------
INTREPID AMERICA FUND                                          0.64
-------------------------------------------------------------------
INTREPID CONTRARIAN FUND                                       0.38
-------------------------------------------------------------------
INTREPID GROWTH FUND                                           0.00
-------------------------------------------------------------------
INTREPID VALUE FUND                                            0.25
-------------------------------------------------------------------
MID CAP GROWTH FUND                                            0.51
-------------------------------------------------------------------
MID CAP VALUE FUND                                             0.57
-------------------------------------------------------------------
SMALL CAP EQUITY FUND                                          0.65
-------------------------------------------------------------------
U.S. EQUITY FUND                                               0.40
-------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                                       0.41



*    Reflects amount allocated to the Fund from Growth and Income Portfolio.

The Value Advantage Fund will pay the adviser a management fee of 0.65% of average daily net assets.


THE PORTFOLIO MANAGERS

CAPITAL GROWTH FUND

The portfolio management team is led by Christopher Mark Vyvyan Jones Managing Director of JPMIM, and Timothy Parton, Vice President of JPMIM. Mr. Jones is head of the small company team and has worked as a portfolio manager with various affiliates of JPMIM since 1982. Mr. Parton has been employed with JPMIM or one of its affiliates since 1986.

DISCIPLINED EQUITY FUND


The portfolio management team is led by Terance Chen, Vice President of JPMIM and a CFA charterholder, and Raffaele Zingone, Vice President of JPMIM and a CFA charterholder. Mr. Chen is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1994, Mr. Chen was a quantitative equity analyst prior to his current position. Mr. Zingone is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1991, Mr. Zingone was a research analyst following the aerospace, environmental, and diversified manufacturing sectors prior to his current position.


DIVERSIFIED FUND


The portfolio management team is led by Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrick Jakobson, Managing Director of JPMIM, who has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.


DYNAMIC SMALL CAP FUND


The portfolio management team is co-led by Eytan Shapiro, Vice President of JPMIM and a CFA charterholder, and Mr. Jones. Mr. Shapiro has been at JPMIM or one of its affiliates since 1985. Information on Mr. Jones is discussed earlier in this prospectus.


GROWTH AND INCOME FUND


The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA charterholder. Mr. Simon has worked with various affiliates of the adviser since 1980 and has been a portfolio manager since 1986. Ms. Hart has worked as an investment analyst covering the financial services and real estate sectors and joined JPMorgan Chase or its affiliates (or one of its predecessors) in 1999. Prior to that, Ms. Hart served as an equity research associate covering Real Estate Investment Trusts for Salomon Smith Barney.

INTREPID AMERICA FUND
INTREPID CONTRARIAN FUND
INTREPID GROWTH FUND
INTREPID VALUE FUND

The portfolio management team for the Funds is led by Silvio Tarca, Vice President of JPMIM and CFA charterholder. Robert Weller, Vice President of JPMIM and CFA charterholder, is a member of the portfolio management team. Mr. Tarca has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 2000. Prior to managing the Funds, he served as a quantitative research analyst in the Emerging Markets Equity Group. Mr. Weller has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 1997. Prior to managing the Funds, he served as a portfolio assistant in the Private Bank U.S. Equity Group.


MID CAP GROWTH FUND

The portfolio management team is led by Messrs. Jones and Parton. Information on Messrs. Jones and Parton are discussed earlier in this prospectus.

MID CAP VALUE FUND


The portfolio management team is led by Mr. Simon and Lawrence E. Playford, Vice President of JPMIM and CPA charterholder. Information on Mr. Simon is discussed earlier in this prospectus. Mr. Playford has worked with various affiliates of JPMIM since 1993.


SMALL CAP EQUITY FUND


The portfolio management team is led by Glenn Gawronski, Vice President of JPMIM, and Mr. Jones, Mr. Gawronski has been an employee of JPMIM or one of its affiliates since 1999. Information on Mr. Jones is discussed earlier in the prospectus.


U.S. EQUITY FUND

The portfolio management team is led by Susan Bao, Vice President of JPMIM or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990. Mr. Skibeli is head of the U.S. Equity Research Group.

VALUE ADVANTAGE FUND

The portfolio management team is led by Messrs. Simon and Playford. Information on Messrs. Simon and Playford are discussed earlier in this prospectus.


VALUE OPPORTUNITIES FUND


The portfolio management team is led by Bradford L. Frishberg, Managing Director of JPMIM, and Alan Gutmann, Vice President of JPMIM. Mr. Frishberg, who joined the team in 2000, has worked for JPMIM or one of its affiliates since 1996. Mr. Gutmann has worked at JPMIM and on the team since 2003. Prior to working at JPMIM, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991 until 2000.

The Funds' Statement of Additional Information provides information about the other accounts managed by the lead portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.


THE FUNDS' ADMINISTRATORS

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Growth and Income Fund and the Value Opportunities Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Growth and Income Fund for administrative services:
0.10% of the first $25 billion of average daily net assets and 0.025% of average daily net assets over $25 billion.


Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and administrative oversight of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. During the fiscal year ended December 31, 2004 the Business Manager was paid a fee of 0.088% (net of waivers) of average daily net assets. The Business Manager, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception and provides similar services to three other mutual funds with combined assets of approximately $75 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.


THE FUNDS' SHAREHOLDER SERVICING AGENT

The Trust and the Corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds' shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of the each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the sales charges, Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders' fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. In addition, JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the JPMorgan Fund shares sold by the Financial Intermediary or an additional commission on the sale of JPMorgan Fund shares subject to a contingent deferred sales charge (CDSC).

HOW TO DO BUSINESS WITH THE FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares:

- Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

-  Directly from the Funds through JPMDS.

WHO CAN BUY SHARES?


Class A, Class B and Class C shares may be purchased by the general public. Class B Shares of the Intrepid America Fund, Intrepid Contrarian Fund, Intrepid Growth Fund, Intrepid Value Fund and Value Advantage Fund are not currently offered for sale to investors.

WHAT DOES IT MEAN THAT THE MID CAP VALUE FUND IS PUBLICLY OFFERED ON A LIMITED BASIS?

As of the close of business on March 31, 2005, the Mid Cap Value Fund is publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund except as described below:

- Shareholders of record as of March 31, 2005, will be able to continue to purchase additional shares of the Fund either through JPMorgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

- Shareholders of record as of March 31, 2005 will be able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund;

- Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund as of March 31, 2005 may open new participant accounts in the Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund that are not funded as of March 31, 2005 may also open new participant accounts in the Fund if the Fund received notice of the group employer retirement plan's intention to offer the Fund to its participants prior to March 31, 2005; or

- Wrap program sponsors may open new participant accounts in the Fund and purchase additional shares in existing participant accounts provided the wrap program sponsor established account(s) with the Fund that are part of a wrap program prior to March 31, 2005. Other Financial Intermediaries which have selected and offered the Fund as part of an asset allocation model used for client accounts for which such Financial Intermediary has investment discretion may also open new client accounts in the Fund and purchase additional shares in existing client accounts, provided such Financial Intermediary established account(s) with the Fund as part of such Financial Intermediary's asset allocation model prior to March 31, 2005.

After March 31, 2005, if all shares of the Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If after March 31, 2005, the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

WHEN CAN I BUY FUND SHARES?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day's price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check, or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see "How do I open an account?" for more details.


On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.


If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.


The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.


The Funds' Board of Trustees or Board of Directors, as applicable, has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing "round trips" in and out of the JPMorgan Funds by investors. A "round trip" includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Term Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

WHAT KIND OF SHARES CAN I BUY?


This prospectus offers Class A, Class B and Class C Shares, all of which are available to the general public. Class B Shares of the Intrepid America Fund, Intrepid Contrarian Fund, Intrepid Growth Fund, Intrepid Value Fund and Value Advantage Fund are not currently offered for sale to investors.


Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."

CLASS A SHARES

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see "Sales Charges."

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no CDSC except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see "Sales Charges."

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

CLASS B SHARES

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares of the Fund sold within six years measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years measured from the first day of the month in which the shares were purchased.

Class B Shares should not be used for investments of more than $99,999.

You should carefully consider whether two or more purchases totaling $100,000 or more are suitable in light of your own circumstances. IT IS YOUR RESPONSIBILITY TO INFORM YOUR FINANCIAL INTERMEDIARY OR THE FUNDS OF ANY AND ALL ACCOUNTS THAT MAY BE LINKED TOGETHER FOR THE PURPOSES OF DETERMINING WHETHER THE APPLICATION OF THE RIGHT OF ACCUMULATION OR THE USE OF A LETTER OF INTENT WOULD MAKE CLASS A SHARES A MORE SUITABLE INVESTMENT THAN CLASS B SHARES. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read "Sales Charges Reducing Your Class A Sales Charges."

Individual purchases of $100,000 or more will be rejected.

CLASS C SHARES

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Like Class B Shares, Class C Shares have higher distribution fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher distribution fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

HOW MUCH DO SHARES COST?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds' Boards. A security's valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Funds' Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund's NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

HOW DO I OPEN AN ACCOUNT?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.


Class A, Class B and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund.


You should purchase no more than $99,999 of Class B Shares. If you have already purchased more than $99,999 of Class B Shares, you and your Financial Intermediary should carefully consider whether additional Class B Shares are a suitable investment. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See "Purchasing Fund Shares -- Can I automatically invest on a systematic basis?"

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day's NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse "third-party" checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See "Redeeming Fund Shares - When can I redeem shares?"

ALL CHECKS MUST BE MADE PAYABLE TO ONE OF THE FOLLOWING:

-  JPMorgan Funds; or

-  The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
 (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
 (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

- Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer payable to "JPMorgan Funds" to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
 (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
 (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. You may purchase additional Class A, Class B and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

-  Select the "Systematic Investment Plan" option on the Account Application.

- Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources. The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in "The Funds' Management and Administration."

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and 'click' on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

CLASS A SHARES

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as "breakpoints."

TOTAL SALES CHARGE FOR FUNDS(1)


                         SALES
                         CHARGE        SALES   COMMISSION
                           AS A       CHARGE         AS A
                              %         AS A            %
                         OF THE            %           OF
AMOUNT OF              OFFERING      OF YOUR     OFFERING
PURCHASES                 PRICE   INVESTMENT        PRICE
---------------------------------------------------------
LESS THAN $50,000          5.25         5.54         4.75
---------------------------------------------------------
$50,000-$99,999            4.50         4.71         4.05
---------------------------------------------------------
$100,000-$249,999          3.50         3.63         3.05
---------------------------------------------------------
$250,000-$499,999          2.50         2.56         2.05
---------------------------------------------------------
$500,000-$999,999          2.00         2.04         1.60
---------------------------------------------------------
$1,000,000 OR MORE*        NONE         NONE           **


(1) The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

  * There is no front-end sales charge for investments of $1 million or more in a Fund.

 ** If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

REDUCING YOUR CLASS A SALES CHARGE

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. IT IS YOUR RESPONSIBILITY WHEN INVESTING TO INFORM YOUR FINANCIAL INTERMEDIARY OR THE FUNDS THAT YOU WOULD LIKE TO HAVE ONE OR MORE OF THE JPMORGAN FUNDS LINKED TOGETHER FOR PURPOSES OF REDUCING THE INITIAL SALES CHARGE.

- RIGHT OF ACCUMULATION: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Share, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

   1. Your account(s);

   2. Account(s) of your spouse or domestic partner;

   3. Account(s) of children under the age of 21 who share your residential address;

   4. Trust accounts established by any of the individuals in items (1) through
      (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

   5. Solely controlled business accounts; and

   6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

IN ORDER TO OBTAIN ANY BREAKPOINT REDUCTION IN THE INITIAL SALES CHARGE, YOU MUST, BEFORE PURCHASING CLASS A SHARES, INFORM YOUR FINANCIAL INTERMEDIARY OR THE FUNDS IF YOU HAVE ANY OF THE ABOVE TYPES OF ACCOUNTS THAT CAN BE AGGREGATED WITH YOUR CURRENT INVESTMENT IN CLASS A SHARES TO REDUCE THE APPLICABLE SALES CHARGE. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

- LETTER OF INTENT: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the

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   difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds' Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees and their immediate family members (I.E., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

     -  The JPMorgan Funds.

     -  JPMorgan Chase and its subsidiaries and affiliates.

4.   Bought by employees of:

     - Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

     - Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

     -  Washington Management Corporation and its subsidiaries and affiliates.

5.   Bought by:

     - Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

     - Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     - Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

     - Tuition programs that qualify under Section 529 of the Internal Revenue Code.

     - An investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

     - A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund's Distributor.

     -  Employer-sponsored health savings accounts established pursuant to
        Section 223 of the Internal Revenue Code.

6. Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7. Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a

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     CDSC in connection with such sale and only if the purchase is made within
     90 days of such sale. Appropriate documentation may be required.

8. Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.   Bought when one Fund invests in another JPMorgan Fund.

10. Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.  Purchased during a JPMorgan Fund's special offering.

12. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

CLASS B SHARES

Class B Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEAR                          CDSC AS A % OF DOLLAR
SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
---------------------------------------------------
0-1                                            5.00
---------------------------------------------------
1-2                                            4.00
---------------------------------------------------
2-3                                            3.00
---------------------------------------------------
3-4                                            3.00
---------------------------------------------------
4-5                                            2.00
---------------------------------------------------
5-6                                            1.00
---------------------------------------------------
More than 6                                    None

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Funds.

CONVERSION FEATURE

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower distribution fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

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CLASS C SHARES

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEAR                          CDSC AS A % OF DOLLAR
SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
---------------------------------------------------
0-1                                            1.00
---------------------------------------------------
After first year                               None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

HOW THE CLASS B AND CLASS C CDSC IS CALCULATED

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B and Class C Shares purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information. For Class B and Class C Shares purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

WAIVER OF THE CLASS B AND CLASS C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the
Funds:

1. If you withdraw no more than a specified percentage (as indicated in "Redeeming Fund Shares -- Can I redeem on a systematic basis?") of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN A MONTHLY OR QUARTERLY SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Redeeming Fund Shares -- Can I redeem on a systematic basis?"

2. Made within one year of a shareholder's death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4. That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 701/2 . If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5. That represent a distribution from a qualified retirement plan by reason of the participant's retirement.

6. That are involuntary and result from a failure to maintain the required minimum balance in an account.

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7.   Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

8. Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a CDSC when you redeem the Fund shares you received in the exchange. Please read "Exchanging Fund Shares -- Do I pay a sales charge on an exchange?"

9. If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

WAIVER APPLICABLE ONLY TO CLASS C SHARES

No sales charge is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a former One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called "Rule 12b-1 fees." Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Except for the Value Opportunities Fund, payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1. Class A Shares pay an annual Rule 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

2. Class B and Class C Shares pay an annual Rule 12b-1 fee of up to 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

Class A Shares of a Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund, and JPMorgan Ultra Short Term Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days' written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

WHEN ARE EXCHANGES PROCESSED?

Exchange requests are processed the same business day they are received, provided:

-  The Fund receives the request by 4:00 p.m. ET.

-  You have contacted your Financial Intermediary, if necessary.

-  All required documentation in proper form accompanies your exchange request.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged.

2. The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3. If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

ARE EXCHANGES TAXABLE?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in "Purchasing Fund Shares."

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for 15 calendar days or seven business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form.

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

The Funds may refuse to honor incomplete redemption orders.

HOW DO I REDEEM SHARES?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

- You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

- You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1. A financial institution; or

2. Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

WHAT WILL MY SHARES BE WORTH?

If you own Class A, Class B or Class C Shares and the Fund or the Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required

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minimum distributions under a retirement plan may be in any amount.

-  Select the "Systematic Withdrawal Plan" option on the Account Application.

-  Specify the amount you wish to receive and the frequency of the payments.

-  You may designate a person other than yourself as the payee.

-  There is no fee for this service.

If you select this option, please keep in mind that:

- It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

   - Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

   - Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days' advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

2. If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC. For information on minimum required balances, please read "Purchasing Fund Shares -- How do I open an account?"

The Funds may suspend your ability to redeem when:

1.   Trading on the NYSE is restricted;

2.   The NYSE is closed (other than weekend and holiday closings);

3.   Federal securities laws permit;

4.   The SEC has permitted a suspension; or

5.   An emergency exists, as determined by the SEC.


See "Purchases, Redemptions and Exchanges" in the Statement of Additional Information for more details about this process.


You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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SHAREHOLDER INFORMATION

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Disciplined Equity, Diversified, Growth and Income, Intrepid America Fund, Intrepid Contrarian Fund, Intrepid Growth Fund, and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Intrepid Value Fund, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Value Advantage Fund and Value Opportunities Funds generally distribute any net investment income at least annually.


You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a non- corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Funds. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advis0r to see how investing in a Fund will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. Value Opportunities Fund proxies are voted by a designated Fund officer. A copy of each Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC's website at www.sec.gov or on the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.


Each Fund's top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds' website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.


Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.

                                                                                POLICIES TO BALANCE RISK
POTENTIAL RISKS                         POTENTIAL REWARDS                       AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

- When a Fund buys securities           - The Funds can take advantage of       - The Funds segregate liquid assets
  before issue or for delayed             attractive transaction                  to offset leverage risks
  delivery, it could be exposed to        opportunities
  leverage risk if it does not
  segregate liquid assets

SHORT-TERM TRADING

- Increased trading could raise a       - The Funds could realize gains in      - The Funds generally avoid
  Fund's brokerage and related            a short period of time                  short-term trading, except to
  costs                                                                           take advantage of attractive or
                                        - The Funds could protect against         unexpected opportunities or to
- Increased short-term capital            losses if a stock is overvalued         meet demands generated by
  gains distributions could raise         and its value later falls               shareholder activity
  shareholders' income tax
  liability. Such an increase in
  transaction costs and/or tax
  liability, if not offset by gains
  from short-term trading, would
  reduce a Fund's returns.

                                                                                POLICIES TO BALANCE RISK
POTENTIAL RISKS                         POTENTIAL REWARDS                       AND REWARD
ETFS AND OTHER
INVESTMENT COMPANIES

- If a Fund invests in shares of        - Helps to manage smaller cash          - Absent an exemptive order of the
  another investment company,             flows                                   Securities and Exchange
  shareholders would bear not only                                                Commission (the "SEC"), a Fund's
  their proportionate share of the      - Investing in ETFs offers instant        investments in other investment
  Fund's expenses, but also similar       exposure to an index or a broad         companies, including ETFs, are
  expenses of the investment              range of markets, sectors,              subject to the percentage
  company                                 geographic regions and industries       limitations of the Investment
                                                                                  Company Act of 1940 ("1940
- The price movement of an ETF may                                                Act")(1)
  not track the underlying index,
  market, sector, regions or                                                    - A SEC exemptive order granted to
  industries and may result in a                                                  various iShares funds (which are
  loss                                                                            ETFs) and their investment
                                                                                  adviser permits each Fund to
                                                                                  invest beyond the 1940 Act
                                                                                  limits, subject to certain terms
                                                                                  and conditions, including a
                                                                                  finding of the Funds' Boards that
                                                                                  the advisory fees charged by the
                                                                                  adviser are for services that are
                                                                                  in addition to, and not
                                                                                  duplicative of, the advisory
                                                                                  services provided to those ETFs

                                                                                - A SEC exemptive order permits
                                                                                  each Fund to invest its
                                                                                  uninvested cash, up to 25% of its
                                                                                  assets, in one or more affiliated
                                                                                  money market funds if the adviser
                                                                                  waives and/or reimburses its
                                                                                  advisory fee from the Fund in an
                                                                                  amount sufficient to offset any
                                                                                  doubling up of investment
                                                                                  advisory, shareholder servicing
                                                                                  and administrative fees


(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

                                                                                POLICIES TO BALANCE RISK
POTENTIAL RISKS                         POTENTIAL REWARDS                       AND REWARD
DERIVATIVES

- Derivatives such as futures,          - Hedges that correlate well with       - The Funds use derivatives for
  options, swaps, and forward             underlying positions can reduce         hedging and for risk management
  foreign currency contracts(1) that      or eliminate losses at low cost         (i.e., to establish or adjust
  are used for hedging the                                                        exposure to particular
  portfolio or specific securities      - A Fund could make money and             securities, markets or
  may not fully offset the                protect against losses if               currencies); risk management may
  underlying positions and this           management's analysis proves            include management of a Fund's
  could result in losses to a Fund        correct                                 exposure relative to its
  that would not have otherwise                                                   benchmark; all Funds except for
  occurred                              - Derivatives that involve leverage       Disciplined Equity Fund,
                                          could generate substantial gains        Diversified Fund, U.S. Equity
- Derivatives used for risk               at low cost                             Fund and Value Opportunities
  management or, for certain Funds,                                               Fund, may use derivatives in an
  to increase a Fund's gain may not                                               effort to produce increased
  have the intended effects and may                                               income or gain
  result in losses or missed
  opportunities                                                                 - A Fund only establishes hedges
                                                                                  that it expects will be highly
- The counterparty to a derivatives                                               correlated with underlying
  contract could default                                                          positions

- Derivatives that involve leverage                                             - While the Funds may use
  could magnify losses                                                            derivatives that incidentally
                                                                                  involve leverage, they do not use
- Certain types of derivatives                                                    them for the specific purpose of
  involve costs to a Fund which can                                               leveraging their portfolio
  reduce returns

- Derivatives may, for tax
  purposes, affect the character of
  gain and loss realized by a Fund,
  accelerate recognition of income
  to a Fund, affect the holding
  period of a Fund's assets, and
  defer recognition of certain of a
  Fund's losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                                POLICIES TO BALANCE RISK
POTENTIAL RISKS                         POTENTIAL REWARDS                       AND REWARD
SECURITIES LENDING

- When a Fund lends a security,         - The Funds may enhance income          - The adviser maintains a list of
  there is a risk that the loaned         through the investment of the           approved borrowers
  securities may not be returned if       collateral received from the
  the borrower or the lending agent       borrower                              - The Funds receive collateral
  defaults                                                                        equal to at least 100% of the
                                                                                  current value of the securities
- The collateral will be subject to                                               loaned plus accrued interest
  the risks of the securities in
  which it is invested                                                          - The lending agents indemnify the
                                                                                  Funds against borrower default

                                                                                - The adviser's collateral
                                                                                  investment guidelines limit the
                                                                                  quality and duration of
                                                                                  collateral investment to minimize
                                                                                  losses

                                                                                - Upon recall, the borrower must
                                                                                  return the securities loaned
                                                                                  within the normal settlement
                                                                                  period

MARKET CONDITIONS

- Each Fund's share price and           - Stocks have generally                 - Under normal circumstances each
  performance will fluctuate in           outperformed more stable                Fund plans to remain fully
  response to stock and/or bond           investments (such as bonds and          invested in accordance with its
  market movements                        cash equivalents) over the long         policies and each Fund may invest
                                          term                                    uninvested cash in affiliated
- Adverse market conditions may                                                   money market funds; equity
  from time to time cause a Fund to     - With respect to the Diversified         securities may include common
  take temporary defensive                Fund, a diversified, balanced           stocks, convertible securities,
  positions that are inconsistent         portfolio should mitigate the           preferred stocks, depositary
  with its principal investment           effects of wide market                  receipts, (such as American
  strategies and may hinder the           fluctuations, especially when           Depositary Receipts and European
  Fund from achieving its                 stock and bond prices move in           Depositary Receipts), trust or
  investment objective                    different directions                    partnership interests, warrants,
                                                                                  rights and investment company
- The Capital Growth Fund, Dynamic                                                securities
  Small Cap Fund, Growth and Income
  Fund and Small Cap Equity Fund                                                - Each Fund seeks to limit risk and
  are non-diversified, which means                                                enhance performance through
  that a relatively high percentage                                               active management and/or
  of each Fund's assets may be                                                    diversification
  invested in a limited number of
  issuers. Therefore, their                                                     - During severe market downturns,
  performance may be more                                                         each Fund has the option of
  vulnerable to changes in the                                                    investing up to 100% of its
  market value of a single issuer                                                 assets in high quality short-term
  or a group of issuers                                                           instruments

                                                                                POLICIES TO BALANCE RISK
POTENTIAL RISKS                         POTENTIAL REWARDS                       AND REWARD
MANAGEMENT CHOICES

- A Fund could underperform its         - A Fund could outperform its           - The adviser focuses its active
  benchmark due to its securities         benchmark due to these same             management on securities
  and asset allocation choices            choices                                 selection, the area where it
                                                                                  believes its commitment to
                                                                                  research can most enhance returns
                                                                                  and manage risks in a consistent
                                                                                  way

FOREIGN INVESTMENTS

- Currency exchange rate movements      - Favorable exchange rate movements     - The Funds anticipate that total
  could reduce gains or create            could generate gains or reduce          foreign investments will not
  losses                                  losses                                  exceed 20% of total assets (30%
                                                                                  for Diversified Fund)
- A Fund could lose money because       - Foreign investments, which
  of foreign government actions,          represent a major portion of the      - The Funds actively manage the
  political instability or lack of        world's securities, offer               currency exposure of their
  adequate and accurate information       attractive potential performance        foreign investments relative to
                                          and opportunities for                   their benchmarks, and may hedge
- Currency and investment risks           diversification                         back into the U.S. dollar from
  tend to be higher in emerging                                                   time to time (see also
  markets; these markets also           - Emerging markets can offer higher       "Derivatives"); these currency
  present higher liquidity and            returns                                 management techniques may not be
  valuation risks                                                                 available for certain emerging
                                                                                  markets investments

ILLIQUID HOLDINGS

- Each Fund could have difficulty       - These holdings may offer more         - No Fund may invest more than 15%
  valuing these holdings precisely        attractive yields or potential          of net assets in illiquid
                                          growth than comparable widely           holdings
- Each Fund could be unable to sell       traded securities
  these holdings at the time or                                                 - To maintain adequate liquidity to
  price it desires                                                                meet redemptions, each Fund may
                                                                                  hold high quality short-term
                                                                                  securities (including repurchase
                                                                                  agreements) and, for temporary or
                                                                                  extraordinary purposes, may
                                                                                  borrow from banks up to 33 1/3% of
                                                                                  the value of its total assets
                                                                                  including drawing on a line of
                                                                                  credit

LEGAL PROCEEDINGS RELATING TO BANC ONE INVESTMENT ADVISORS CORPORATION AND CERTAIN OF ITS AFFILIATES


Except as indicated in Appendix A to this prospectus, none of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc) became the distributor of all of the JPMorgan Funds and administrator of the JPMorgan Funds (except for Value Opportunities Fund) effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, certain current trustees of the Funds and certain former trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of certain current trustees of the Funds and certain former trustees of One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisers (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees.

BOIA is now known as JPMorgan Investment Advisors Inc.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


CLASS A SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
CAPITAL GROWTH FUND

Year Ended 12/31/04                   $        37.47            (0.24)@           6.49              6.25
Year Ended 12/31/03                   $        28.60            (0.34)@          10.61             10.27
Year Ended 12/31/02                   $        40.10            (0.38)@         (10.86)           (11.24)
11/01/01 Through 12/31/01^            $        35.37            (0.03)            4.76              4.73
Year Ended 10/31/01                   $        47.91            (0.19)@          (6.87)            (7.06)
Year Ended 10/31/00                   $        42.85            (0.14)@          10.11              9.97

GROWTH AND INCOME FUND

Year Ended 12/31/04                   $        29.18             0.25@            3.81              4.06
Year Ended 12/31/03                   $        23.31             0.21@            5.88              6.09
Year Ended 12/31/02                   $        28.83             0.21@           (5.31)            (5.10)
11/1/01 Through 12/31/01^             $        26.95             0.03             1.88              1.91
Year Ended 10/31/01                   $        40.71             0.19            (8.04)            (7.85)
Year Ended 10/31/00                   $        43.65             0.09@            3.31              3.40

                                                   PER SHARE OPERATING PERFORMANCE:
                                          ---------------------------------------------
                                                         LESS DISTRIBUTIONS:
                                          ---------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
CAPITAL GROWTH FUND
Year Ended 12/31/04                               --              5.21             5.21
Year Ended 12/31/03                               --              1.40             1.40
Year Ended 12/31/02                               --              0.26             0.26
11/01/01 Through 12/31/01^                        --                --               --
Year Ended 10/31/01                               --              5.48             5.48
Year Ended 10/31/00                               --              4.91             4.91

GROWTH AND INCOME FUND
Year Ended 12/31/04                             0.24                --             0.24
Year Ended 12/31/03                             0.22                --             0.22
Year Ended 12/31/02                             0.21              0.21             0.42
11/1/01 Through 12/31/01^                       0.03                --             0.03
Year Ended 10/31/01                             0.21              5.70             5.91
Year Ended 10/31/00                             0.03              6.31             6.34



  ^  The Fund changed its fiscal year end from October 31 to December 31.

  @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.

  *  Includes expenses allocated from portfolio.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
CAPITAL GROWTH FUND
Year Ended 12/31/04                   $        38.51                       16.90%            $          441
Year Ended 12/31/03                   $        37.47                       36.10%            $          412
Year Ended 12/31/02                   $        28.60                      (28.04%)           $          330
11/01/01 Through 12/31/01^            $        40.10                       13.37%            $          495
Year Ended 10/31/01                   $        35.37                      (15.86%)           $          426
Year Ended 10/31/00                   $        47.91                       25.81%            $          523

GROWTH AND INCOME FUND

Year Ended 12/31/04                   $        33.00                       13.98%            $          601
Year Ended 12/31/03                   $        29.18                       26.27%            $          610
Year Ended 12/31/02                   $        23.31                       17.81%)           $          615
11/1/01 Through 12/31/01^             $        28.83                        7.09%            $          876
Year Ended 10/31/01                   $        26.95                       21.50%)           $          833
Year Ended 10/31/00                   $        40.71                        8.88%            $        1,131

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:#
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                                               EXPENSES            INCOME (LOSS)
                                                           NET                  WITHOUT                  WITHOUT
                                                    INVESTMENT                 WAIVERS,                 WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
CAPITAL GROWTH FUND
Year Ended 12/31/04                    1.35%             (0.61%)                   1.37%                   (0.63%)         122%
Year Ended 12/31/03                    1.35%             (1.05%)                   1.46%                   (1.16%)          68%
Year Ended 12/31/02                    1.35%             (1.13%)                   1.38%                   (1.16%)          93%
11/01/01 Through 12/31/01^             1.35%             (0.40%)                   1.35%                   (0.40%)           2%
Year Ended 10/31/01                    1.35%             (0.47%)                   1.37%                   (0.49%)          43%(b)
Year Ended 10/31/00                    1.35%             (0.32%)                   1.35%                   (0.32%)          66%(b)

GROWTH AND INCOME FUND

Year Ended 12/31/04                    1.30%*             0.84%                    1.41%*                   0.73%           44%~
Year Ended 12/31/03                    1.30%*             0.83%                    1.45%*                   0.68%           37%~
Year Ended 12/31/02                    1.30%*             0.81%                    1.44%*                   0.67%           70%~
11/1/01 Through 12/31/01^              1.30%*             0.62%                    1.30%*                   0.62%            0%~
Year Ended 10/31/01                    1.30%*             0.59%                    1.32%*                   0.57%           12%~
Year Ended 10/31/00                    1.30%*             0.23%                    1.30%*                   0.23%           30%~

CLASS A SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        16.81            (0.19)@           1.84              1.65
Year Ended 12/31/03                   $        12.14            (0.16)@           4.83              4.67
Year Ended 12/31/02                   $        15.72            (0.18)           (3.40)            (3.58)
11/1/01 Through 12/31/01^             $        14.21            (0.03)            1.54              1.51
Year Ended 10/31/01                   $        24.54            (0.24)           (6.71)            (6.95)
Year Ended 10/31/00                   $        15.98            (0.22)@           8.78              8.56

MID CAP GROWTH FUND
Year Ended 12/31/04                   $         4.91            (0.03)@           0.86              0.83
Year Ended 12/31/03                   $         3.57            (0.04)@           1.38              1.34
Year Ended 12/31/02                   $         5.06            (0.05)@          (1.44)            (1.49)
10/1/01 Through 12/31/01^^            $         4.27            (0.01)            0.80              0.79
Year Ended 9/30/01                    $        12.51            (0.02)@          (8.06)            (8.08)
10/29/99* Through 9/30/00             $        10.00            (0.09)            2.60              2.51

MID CAP VALUE FUND
Year Ended 12/31/04                   $        18.62            0.07@             3.71              3.78
Year Ended 12/31/03                   $        14.44            0.09@             4.25              4.34
Year Ended 12/31/02                   $        14.10            0.07@             0.31              0.38
10/1/01 Through 12/31/01^^            $        13.43            0.02@             1.48              1.50
4/30/01** Through 9/30/01             $        14.24            0.04@            (0.85)            (0.81)

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                               --                --               --
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --                --               --
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              3.38             3.38
Year Ended 10/31/00                               --                --               --

MID CAP GROWTH FUND
Year Ended 12/31/04                               --                --               --
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --                --               --
10/1/01 Through 12/31/01^^                        --                --               --
Year Ended 9/30/01                                --              0.16             0.16
10/29/99* Through 9/30/00                         --                --               --

MID CAP VALUE FUND
Year Ended 12/31/04                             0.04              0.31             0.35
Year Ended 12/31/03                             0.05              0.11             0.16
Year Ended 12/31/02                             0.03              0.01             0.04
10/1/01 Through 12/31/01^^                      0.08              0.75             0.83
4/30/01** Through 9/30/01                         --                --               --



  *  Commencement of operations.

 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        18.46                       9.82%             $           86
Year Ended 12/31/03                   $        16.81                      38.47%             $           89
Year Ended 12/31/02                   $        12.14                      22.77%)            $           82
11/1/01 Through 12/31/01^             $        15.72                      10.63%             $          125
Year Ended 10/31/01                   $        14.21                      30.60%)            $          120
Year Ended 10/31/00                   $        24.54                      53.57%             $          154

MID CAP GROWTH FUND
Year Ended 12/31/04                   $         5.74                      16.90%             $           54
Year Ended 12/31/03                   $         4.91                      37.53%             $           58
Year Ended 12/31/02                   $         3.57                     (29.45%)            $           53
10/1/01 Through 12/31/01^^            $         5.06                      18.50%             $          101
Year Ended 9/30/01                    $         4.27                     (65.10%)            $           94
10/29/99* Through 9/30/00             $        12.51                      25.12%             $           33

MID CAP VALUE FUND
Year Ended 12/31/04                   $        22.05                      20.32%             $        1,333
Year Ended 12/31/03                   $        18.62                      30.07%             $          275
Year Ended 12/31/02                   $        14.44                       2.68%             $           26
10/1/01 Through 12/31/01^^            $        14.10                      11.20%             $            5
4/30/01** Through 9/30/01             $        13.43                      (5.69%)            $            2

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                    1.50%             (1.14%)                   1.73%                   (1.37%)         112%
Year Ended 12/31/03                    1.50%             (1.19%)                   1.86%                   (1.54%)          55%
Year Ended 12/31/02                    1.50%             (1.20%)                   1.82%                   (1.52%)          52%
11/1/01 Through 12/31/01^              1.50%             (1.21%)                   1.63%                   (1.34%)           8%
Year Ended 10/31/01                    1.50%             (1.13%)                   1.64%                   (1.27%)          57%
Year Ended 10/31/00                    1.50%             (0.99%)                   1.76%                   (1.25%)          87%

MID CAP GROWTH FUND
Year Ended 12/31/04                    1.35%             (0.61%)                   1.79%                   (1.05%)         118%
Year Ended 12/31/03                    1.35%             (1.05%)                   1.77%                   (1.47%)          69%
Year Ended 12/31/02                    1.35%             (1.15%)                   1.62%                   (1.42%)          39%
10/1/01 Through 12/31/01^^             1.35%             (0.84%)                   1.35%                   (0.84%)         135%
Year Ended 9/30/01                     1.30%             (0.54%)                   1.30%                   (0.54%)         159%
10/29/99* Through 9/30/00              1.16%             (0.68%)                   1.20%                   (0.72%)         147%

MID CAP VALUE FUND
Year Ended 12/31/04                    1.25%              0.34%                    1.60%                   (0.01%)          41%
Year Ended 12/31/03                    1.25%              0.51%                    1.65%                    0.11%           32%
Year Ended 12/31/02                    1.25%              0.50%                    1.70%                    0.05%           51%
10/1/01 Through 12/31/01^^             1.25%              0.47%                    3.72%!!                 (2.00%)          15%
4/30/01** Through 9/30/01              1.30%              0.71%                   15.30%!!                (13.29%)!!        98%

CLASS A SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DISCIPLINED EQUITY FUND
Year Ended 12/31/04                   $        13.50            0.13              1.30              1.43
Year Ended 12/31/03                   $        10.54            0.05              2.99              3.04
Year Ended 12/31/02                   $        14.17            0.07@            (3.62)            (3.55)
9/28/01** Through 12/31/01            $        12.85            0.01@             1.39              1.40

DIVERSIFIED FUND
Year Ended 12/31/04                   $        12.79            0.17@             0.96              1.13
3/24/03** Through 12/31/03            $        10.77            0.09@             2.06              2.15

                                                    PER SHARE OPERATING PERFORMANCE:
                                      --------------------------------------------------------------
                                                          LESS DISTRIBUTIONS:
                                      --------------------------------------------------------------
                                           DIVIDENDS
                                            FROM NET    DISTRIBUTIONS
                                          INVESTMENT     FROM CAPITAL    RETURN OF             TOTAL
                                              INCOME            GAINS      CAPITAL     DISTRIBUTIONS
DISCIPLINED EQUITY FUND
Year Ended 12/31/04                             0.15               --           --              0.15
Year Ended 12/31/03                             0.08               --           --+             0.08
Year Ended 12/31/02                             0.08               --           --              0.08
9/28/01** Through 12/31/01                      0.08               --           --              0.08

DIVERSIFIED FUND
Year Ended 12/31/04                             0.19               --           --              0.19
3/24/03** Through 12/31/03                      0.13               --           --              0.13


 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  +  Amount rounds to less than $.005.
(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (a)(1)          (MILLIONS)
DISCIPLINED EQUITY FUND
Year Ended 12/31/04                   $        14.78                       10.64%            $            2
Year Ended 12/31/03                   $        13.50                       28.96%            $            2
Year Ended 12/31/02                   $        10.54                      (25.07%)           $            2
9/28/01** Through 12/31/01            $        14.17                       10.93%            $            2

DIVERSIFIED FUND
Year Ended 12/31/04                   $        13.73                        8.94%            $           43
3/24/03** Through 12/31/03            $        12.79                       20.00%            $           46

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DISCIPLINED EQUITY FUND
Year Ended 12/31/04                    0.95%              1.01%                    1.67%                    0.29%           49%
Year Ended 12/31/03                    0.95%              0.74%                    2.31%                   (0.62%)          77%
Year Ended 12/31/02                    0.95%              0.60%                    2.23%                   (0.68%)          74%
9/28/01** Through 12/31/01             0.95%              0.42%                   11.02%!!                 (9.65%)!!        33%

DIVERSIFIED FUND
Year Ended 12/31/04                    1.25%              1.32%                    1.63%                    0.94%          242%
3/24/03** Through 12/31/03             1.25%              1.04%                    1.70%                    0.59%          210%

CLASS A SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
U.S. EQUITY FUND~
Year Ended 12/31/04                   $        10.01             0.08@            0.97              1.05
Year Ended 12/31/03                   $         7.61             0.04@            2.41              2.45
Year Ended 12/31/02                   $        10.45             0.03            (2.84)            (2.81)
6/1/01 Through 12/31/01^              $        11.16             0.02@           (0.69)            (0.67)
9/15/00** Through 5/31/01             $        12.86             0.03            (1.72)            (1.69)

                                                    PER SHARE OPERATING PERFORMANCE:
                                      --------------------------------------------------------------
                                                          LESS DISTRIBUTIONS:
                                      --------------------------------------------------------------
                                           DIVIDENDS
                                            FROM NET    DISTRIBUTIONS
                                          INVESTMENT     FROM CAPITAL    RETURN OF             TOTAL
                                              INCOME            GAINS      CAPITAL     DISTRIBUTIONS
U.S. EQUITY FUND~
Year Ended 12/31/04                             0.07               --           --              0.07
Year Ended 12/31/03                             0.05               --           --              0.05
Year Ended 12/31/02                             0.03               --           --              0.03
6/1/01 Through 12/31/01^                        0.02             0.02           --              0.04
9/15/00** Through 5/31/01                       0.01               --           --              0.01


 **  Commencement of offering of class of shares.
  ~ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from May 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(u) Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (a)(1)          (MILLIONS)
U.S. EQUITY FUND~
Year Ended 12/31/04                   $        10.99                       10.50%            $           53
Year Ended 12/31/03                   $        10.01                       32.32%            $           50
Year Ended 12/31/02                   $         7.61                      (26.89%)           $           29
6/1/01 Through 12/31/01^              $        10.45                       (5.96%)           $           54
9/15/00** Through 5/31/01             $        11.16                      (13.10%)           $            3

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:#
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
U.S. EQUITY FUND~
Year Ended 12/31/04                    1.05%              0.80%                    1.46%                    0.39%           82%
Year Ended 12/31/03                    1.05%              0.50%                    1.54%                    0.01%          101%
Year Ended 12/31/02                    1.05%              0.30%                    1.44%                   (0.09%)          83%
6/1/01 Through 12/31/01^               1.05%              0.30%                    1.44%                   (0.09%)          48%(u)
9/15/00** Through 5/31/01              1.05%              0.22%                    7.05%!!                 (5.78%)!!        81%(u)

CLASS A SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
SMALL CAP EQUITY FUND
Year Ended 12/31/04                   $        24.11            (0.17)@           6.33              6.16
Year Ended 12/31/03                   $        17.68            (0.15)@           6.58              6.43
Year Ended 12/31/02                   $        21.53            (0.15)@          (3.57)            (3.72)
11/1/01 Through 12/31/01^             $        19.64            (0.03)@           1.92              1.89
Year Ended 10/31/01                   $        27.89            (0.10)           (4.26)            (4.36)
Year Ended 10/31/00                   $        22.77            (0.20)@           7.97              7.77

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                   $        16.62              .15             2.70              2.85
Year Ended 12/31/03                   $        15.48              .10             4.86              4.96
Year Ended 12/31/02                   $        20.86              .06            (2.63)           (2.57)
Year Ended 12/31/01*                  $        28.05              .02            (4.28)           (4.26)
Year Ended 12/31/00*                  $        28.83              .04              .10              .14
Year Ended 12/31/99*                  $        30.86              .08            (1.36)            1.28

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
SMALL CAP EQUITY FUND
Year Ended 12/31/04                               --              3.83             3.83
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --              0.13             0.13
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              3.89             3.89
Year Ended 10/31/00                               --              2.65             2.65

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                              .15              2.32             2.47
Year Ended 12/31/03                             (.10)            (3.72)           (3.82)
Year Ended 12/31/02                             (.06)            (2.75)           (2.81)
Year Ended 12/31/01*                            (.02)            (2.91)           (2.93)
Year Ended 12/31/00*                            (.05)             (.87)            (.92)
Year Ended 12/31/99*                            (.08)             (.67)            (.75)


  ^  The Fund changed its fiscal year end from October 31 to December 31.

@    Calculated based upon average shares outstanding.

(1)  Total return figures do not include the effect of any front-end sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

  *  Audit performed by predessor audit Firm.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
SMALL CAP EQUITY FUND
Year Ended 12/31/04                   $        26.44                       26.13%               $       129
Year Ended 12/31/03                   $        24.11                       36.37%               $        88
Year Ended 12/31/02                   $        17.68                      (17.30%)              $        77
11/1/01 Through 12/31/01^             $        21.53                        9.62%               $        71
Year Ended 10/31/01                   $        19.64                      (16.62%)              $        67
Year Ended 10/31/00                   $        27.89                       37.10%               $        93

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                   $        17.00                       17.14%               $        43
Year Ended 12/31/03                   $        16.62                       32.63%               $        39
Year Ended 12/31/02                   $        15.48                      (12.54%)              $        32
Year Ended 12/31/01*                  $        20.86                      (15.31%)              $        51
Year Ended 12/31/00*                  $        28.05                         .65%               $        62
Year Ended 12/31/99*                  $        28.83                       (4.15%)              $        70

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:#
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
SMALL CAP EQUITY FUND
Year Ended 12/31/04                    1.38%             (0.66%)                   1.62%                   (0.90%)          44%
Year Ended 12/31/03                    1.38%             (0.75%)                   1.65%                   (1.02%)          38%
Year Ended 12/31/02                    1.38%             (0.74%)                   1.40%                   (0.76%)          51%
11/1/01 Through 12/31/01^              1.38%             (0.81%)                   1.38%                   (0.81%)           6%
Year Ended 10/31/01                    1.39%             (0.80%)                   1.40%                   (0.81%)          47%
Year Ended 10/31/00                    1.44%             (0.77%)                   1.44%                   (0.77%)          75%

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                    1.44%               .88%                    1.62%                     .70%        40.64%
Year Ended 12/31/03                    1.41%               .64%                    1.65%                     .40%        60.83%
Year Ended 12/31/02                    1.46%               .42%                     N/A                      N/A         51.20%
Year Ended 12/31/01*                   1.39%               .09%                     N/A                      N/A         14.42%
Year Ended 12/31/00*                   1.25%               .21%                     N/A                      N/A         11.73%
Year Ended 12/31/99*                   1.18%               .30%                     N/A                      N/A          8.07%

CLASS B SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
CAPITAL GROWTH FUND
Year Ended 12/31/04                   $        35.27            (0.40)@           6.07              5.67
Year Ended 12/31/03                   $        27.13            (0.48)@          10.02              9.54
Year Ended 12/31/02                   $        38.24            (0.65)@         (10.20)           (10.85)
11/1/01 Through 12/31/01^             $        33.75            (0.06)            4.55              4.49
Year Ended 10/31/01                   $        46.20            (0.38)@          (6.59)            (6.97)
Year Ended 10/31/00                   $        41.67            (0.35)@           9.79              9.44

GROWTH AND INCOME FUND
Year Ended 12/31/04                   $        28.67             0.10@            3.73              3.83
Year Ended 12/31/03                   $        22.91             0.08@            5.78              5.86
Year Ended 12/31/02                   $        28.32             0.08@           (5.21)            (5.13)
11/1/01 Through 12/31/01^             $        26.48             0.01             1.83              1.84
Year Ended 10/31/01                   $        40.09             0.02            (7.89)            (7.87)
Year Ended 10/31/00                   $        43.25            (0.11)@           3.26              3.15

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
CAPITAL GROWTH FUND
Year Ended 12/31/04                               --              5.21             5.21
Year Ended 12/31/03                               --              1.40             1.40
Year Ended 12/31/02                               --              0.26             0.26
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              5.48             5.48
Year Ended 10/31/00                               --              4.91             4.91

GROWTH AND INCOME FUND
Year Ended 12/31/04                             0.09                --             0.09
Year Ended 12/31/03                             0.10                --             0.10
Year Ended 12/31/02                             0.07              0.21             0.28
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                             0.04              5.70             5.74
Year Ended 10/31/00                               --              6.31             6.31


  ^  The Fund changed its fiscal year end from October 31 to December 31.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized.
  @  Calculated based upon average shares outstanding.
  #  Short periods have been annualized.
(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.

  *  Includes expenses allocated from portfolio.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
CAPITAL GROWTH FUND
Year Ended 12/31/04                   $        35.73                       16.31%               $        51
Year Ended 12/31/03                   $        35.27                       35.37%               $        61
Year Ended 12/31/02                   $        27.13                      (28.39%)              $        59
11/1/01 Through 12/31/01^             $        38.24                       13.30%               $       170
Year Ended 10/31/01                   $        33.75                      (16.30%)              $       164
Year Ended 10/31/00                   $        46.20                       25.21%               $       318

GROWTH AND INCOME FUND
Year Ended 12/31/04                   $        32.41                       13.38%               $        63
Year Ended 12/31/03                   $        28.67                       25.66%               $        76
Year Ended 12/31/02                   $        22.91                      (18.21%)              $        85
11/1/01 Through 12/31/01^             $        28.32                        6.95%               $       180
Year Ended 10/31/01                   $        26.48                      (21.90%)              $       185
Year Ended 10/31/00                   $        40.09                        8.32%               $       409

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:#
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                                               EXPENSES            INCOME (LOSS)
                                                           NET                  WITHOUT                  WITHOUT
                                                    INVESTMENT                 WAIVERS,                 WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
CAPITAL GROWTH FUND
Year Ended 12/31/04                    1.85%             (1.10%)                   1.88%                   (1.13%)         122%
Year Ended 12/31/03                    1.85%             (1.55%)                   1.96%                   (1.66%)          68%
Year Ended 12/31/02                    1.85%             (1.64%)                   1.89%                   (1.68%)          93%
11/1/01 Through 12/31/01^              1.85%             (0.93%)                   1.85%                   (0.93%)           2%
Year Ended 10/31/01                    1.85%             (0.97%)                   1.87%                   (0.99%)          43%(b)
Year Ended 10/31/00                    1.85%             (0.82%)                   1.85%                   (0.82%)          66%(b)

GROWTH AND INCOME FUND
Year Ended 12/31/04                    1.80%*             0.32%                    1.91%*                   0.21%           44%~
Year Ended 12/31/03                    1.80%*             0.32%                    2.00%*                   0.12%           37%~
Year Ended 12/31/02                    1.80%*             0.30%                    1.95%*                   0.15%           70%~
11/1/01 Through 12/31/01^              1.80%*             0.12%                    1.80%*                   0.12%            0%~
Year Ended 10/31/01                    1.80%*             0.10%                    1.82%*                   0.08%           12%~
Year Ended 10/31/00                    1.80%*            (0.27%)                   1.80%*                  (0.27%)          30%~

CLASS B SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        16.01            (0.28)@           1.74              1.46
Year Ended 12/31/03                   $        11.63            (0.24)@           4.62              4.38
Year Ended 12/31/02                   $        15.16            (0.27)           (3.26)            (3.53)
11/1/01 Through 12/31/01^             $        13.72            (0.04)            1.48              1.44
Year Ended 10/31/01                   $        23.96            (0.23)           (6.63)            (6.86)
Year Ended 10/31/00                   $        15.71            (0.40)@           8.65              8.25

MID CAP GROWTH FUND
Year Ended 12/31/04                   $         4.77            (0.07)@           0.84              0.77
Year Ended 12/31/03                   $         3.49            (0.07)@           1.35              1.28
Year Ended 12/31/02                   $         4.99            (0.08)@          (1.42)            (1.50)
10/1/01 Through 12/31/01^^            $         4.22            (0.02)            0.79              0.77
Year Ended 9/30/01                    $        12.43            (0.07)@          (7.98)            (8.05)
10/29/99* Through 9/30/00             $        10.00            (0.17)            2.60              2.43

MID CAP VALUE FUND
Year Ended 12/31/04                   $        18.37            (0.06)@           3.66              3.60
Year Ended 12/31/03                   $        14.32            (0.03)@           4.19              4.16
Year Ended 12/31/02                   $        14.06            (0.04)@           0.31              0.27
10/1/01 Through 12/31/01^^            $        13.40            (0.01)@           1.47              1.46
4/30/01** Through 9/30/01             $        14.24               --@           (0.84)            (0.84)

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                               --                --               --
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --                --               --
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              3.38             3.38
Year Ended 10/31/00                               --                --               --

MID CAP GROWTH FUND
Year Ended 12/31/04                               --                --               --
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --                --               --
10/1/01 Through 12/31/01^^                        --                --               --
Year Ended 9/30/01                                --              0.16             0.16
10/29/99* Through 9/30/00                         --                --               --

MID CAP VALUE FUND
Year Ended 12/31/04                               --              0.31             0.31
Year Ended 12/31/03                               --              0.11             0.11
Year Ended 12/31/02                               --              0.01             0.01
10/1/01 Through 12/31/01^^                      0.05              0.75             0.80
4/30/01** Through 9/30/01                         --                --               --


  *  Commencement of operations.
 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        17.47                        9.12%               $        62
Year Ended 12/31/03                   $        16.01                       37.66%               $        63
Year Ended 12/31/02                   $        11.63                      (23.28%)              $        48
11/1/01 Through 12/31/01^             $        15.16                       10.50%               $        72
Year Ended 10/31/01                   $        13.72                      (31.02%)              $        67
Year Ended 10/31/00                   $        23.96                       52.51%               $       110

MID CAP GROWTH FUND
Year Ended 12/31/04                   $         5.54                       16.14%               $         3
Year Ended 12/31/03                   $         4.77                       36.68%               $         3
Year Ended 12/31/02                   $         3.49                      (30.06%)              $         3
10/1/01 Through 12/31/01^^            $         4.99                       18.25%               $         5
Year Ended 9/30/01                    $         4.22                      (65.30%)              $         6
10/29/99* Through 9/30/00             $        12.43                       24.31%               $        25

MID CAP VALUE FUND
Year Ended 12/31/04                   $        21.66                       19.60%               $       173
Year Ended 12/31/03                   $        18.37                       29.06%               $        68
Year Ended 12/31/02                   $        14.32                        1.94%               $        14
10/1/01 Through 12/31/01^^            $        14.06                       10.94%               $         3
4/30/01** Through 9/30/01             $        13.40                       (5.90%)              $         1

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                    2.12%             (1.76%)                   2.23%                   (1.87%)         112%
Year Ended 12/31/03                    2.12%             (1.81%)                   2.35%                   (2.05%)          55%
Year Ended 12/31/02                    2.12%             (1.82%)                   2.32%                   (2.02%)          52%
11/1/01 Through 12/31/01^              2.12%             (1.83%)                   2.12%                   (1.83%)           8%
Year Ended 10/31/01                    2.13%             (1.75%)                   2.14%                   (1.76%)          57%
Year Ended 10/31/00                    2.20%             (1.69%)                   2.26%                   (1.75%)          87%

MID CAP GROWTH FUND
Year Ended 12/31/04                    2.05%             (1.31%)                   2.29%                   (1.55%)         118%
Year Ended 12/31/03                    2.05%             (1.75%)                   2.33%                   (2.03%)          69%
Year Ended 12/31/02                    2.05%             (1.85%)                   2.32%                   (2.12%)          39%
10/1/01 Through 12/31/01^^             2.05%             (1.53%)                   2.05%                   (1.53%)         135%
Year Ended 9/30/01                     2.00%             (1.22%)                   2.00%                   (1.22%)         159%
10/29/99* Through 9/30/00              1.86%             (1.38%)                   1.91%                   (1.43%)         147%

MID CAP VALUE FUND
Year Ended 12/31/04                    1.90%             (0.32%)                   2.10%                   (0.52%)          41%
Year Ended 12/31/03                    1.95%             (0.21%)                   2.19%                   (0.45%)          32%
Year Ended 12/31/02                    2.00%             (0.27%)                   2.49%                   (0.76%)          51%
10/1/01 Through 12/31/01^^             1.99%             (0.27%)                   4.47%!!                 (2.75%)          15%
4/30/01** Through 9/30/01              2.03%              0.01%                   16.00%!!                (13.96%)!!        98%

CLASS B SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
SMALL CAP EQUITY FUND
Year Ended 12/31/04                   $        22.34            (0.34)@           5.84              5.50
Year Ended 12/31/03                   $        16.50            (0.27)@           6.11              5.84
Year Ended 12/31/02                   $        20.26            (0.29)@          (3.34)            (3.63)
11/1/01 Through 12/31/01^             $        18.50            (0.05)@           1.81              1.76
Year Ended 10/31/01                   $        26.73            (0.09)           (4.25)            (4.34)
Year Ended 10/31/00                   $        22.06            (0.37)@           7.69              7.32

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                   $        16.45               .02@           2.64              2.66
Year Ended 12/31/03                   $        15.40             (.01)@           4.78              4.77
Year Ended 12/31/02                   $        20.86             (.08)@          (2.63)            (2.71)

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
SMALL CAP EQUITY FUND
Year Ended 12/31/04                               --              3.83    $        3.83
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --              0.13             0.13
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              3.89             3.89
Year Ended 10/31/00                               --              2.65             2.65

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                             (.02)            (2.32)            2.34
Year Ended 12/31/03                               --             (3.72)           (3.72)
Year Ended 12/31/02                               --             (2.75)           (2.75)


  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.

  #  Short periods have been annualized.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
SMALL CAP EQUITY FUND
Year Ended 12/31/04                   $        24.01                       25.22%               $        17
Year Ended 12/31/03                   $        22.34                       35.39%               $        22
Year Ended 12/31/02                   $        16.50                      (17.94%)              $        23
11/1/01 Through 12/31/01^             $        20.26                        9.51%               $        42
Year Ended 10/31/01                   $        18.50                      (17.37%)              $        39
Year Ended 10/31/00                   $        26.73                       36.17%               $        57

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                   $        16.77                       16.14%               $      .384
Year Ended 12/31/03                   $        16.45                       31.56%               $      .098
Year Ended 12/31/02                   $        15.40                      (13.21%)              $      .014

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                                               EXPENSES            INCOME (LOSS)
                                                           NET                  WITHOUT                  WITHOUT
                                                    INVESTMENT                 WAIVERS,                 WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
SMALL CAP EQUITY FUND
Year Ended 12/31/04                    2.12%             (1.43%)                   2.12%                   (1.43%)          44%
Year Ended 12/31/03                    2.12%             (1.49%)                   2.21%                   (1.58%)          38%
Year Ended 12/31/02                    2.12%             (1.50%)                   2.16%                   (1.54%)          51%
11/1/01 Through 12/31/01^              2.12%             (1.55%)                   2.12%                   (1.55%)           6%
Year Ended 10/31/01                    2.13%             (1.54%)                   2.14%                   (1.55%)          47%
Year Ended 10/31/00                    2.17%             (1.50%)                   2.17%                   (1.50%)          75%

VALUE OPPORTUNITIES FUND
Year Ended 12/31/04                    2.26%               .15%                    2.41%                     .00%        40.64%
Year Ended 12/31/03                    2.14%              (.08%)                   2.38%                    (.32%)       60.83%
Year Ended 12/31/02                    2.45%              (.40%)                    N/A                      N/A         51.20%

CLASS B SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DIVERSIFIED FUND
Year Ended 12/31/04                   $        12.79             0.08@            0.96              1.04
3/24/03** Through 12/31/03            $        10.77             0.03@            2.06              2.09

U.S. EQUITY FUND
Year Ended 12/31/04                   $         9.95               --+@           0.97              0.97
Year Ended 12/31/03                   $         7.58            (0.02)@           2.39              2.37
Year Ended 12/31/02                   $        10.43            (0.04)           (2.81)            (2.85)
9/10/01** Through 12/31/01            $         9.67            (0.01)@           0.79              0.78

                                                    PER SHARE OPERATING PERFORMANCE:
                                      --------------------------------------------------------------
                                                          LESS DISTRIBUTIONS:
                                      --------------------------------------------------------------
                                           DIVIDENDS
                                            FROM NET    DISTRIBUTIONS
                                          INVESTMENT     FROM CAPITAL    RETURN OF             TOTAL
                                              INCOME            GAINS      CAPITAL     DISTRIBUTIONS
DIVERSIFIED FUND
Year Ended 12/31/04                             0.11               --           --              0.11
3/24/03** Through 12/31/03                      0.07               --           --              0.07

U.S. EQUITY FUND
Year Ended 12/31/04                             0.02               --           --              0.02
Year Ended 12/31/03                               --+              --           --                --+
Year Ended 12/31/02                               --               --           --                --
9/10/01** Through 12/31/01                        --              0.02          --              0.02


 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  +  Amount is less than $.005.

(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (a)(1)          (MILLIONS)
DIVERSIFIED FUND
Year Ended 12/31/04                   $        13.72                        8.16%               $        14
3/24/03** Through 12/31/03            $        12.79                       19.42%               $        14

U.S. EQUITY FUND
Year Ended 12/31/04                   $        10.90                        9.74%               $        25
Year Ended 12/31/03                   $         9.95                       31.29%               $        29
Year Ended 12/31/02                   $         7.58                      (27.31%)              $        11
9/10/01** Through 12/31/01            $        10.43                        8.07%               $        19

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                               EXPENSES           NET INVESTMENT
                                                           NET                  WITHOUT            INCOME (LOSS)
                                                    INVESTMENT                 WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DIVERSIFIED FUND
Year Ended 12/31/04                    1.93%              0.63%                    2.13%                    0.43%          242%
3/24/03** Through 12/31/03             1.93%              0.35%                    2.20%                    0.08%          210%

U.S. EQUITY FUND
Year Ended 12/31/04                    1.75%              0.03%                    1.97%                   (0.19%)          82%
Year Ended 12/31/03                    1.75%             (0.20%)                   2.04%                   (0.49%)         101%
Year Ended 12/31/02                    1.75%             (0.40%)                   1.93%                   (0.58%)          83%
9/10/01** Through 12/31/01             1.75%             (0.40%)                   1.85%                   (0.50%)          48%

CLASS C SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
CAPITAL GROWTH FUND
Year Ended 12/31/04                   $        34.81            (0.40)@           6.00              5.60
Year Ended 12/31/03                   $        26.83            (0.47)@           9.85              9.38
Year Ended 12/31/02                   $        37.82            (0.53)@         (10.20)           (10.73)
11/1/01 Through 12/31/01^             $        33.38            (0.05)            4.49              4.44
Year Ended 10/31/01                   $        45.76            (0.37)@          (6.53)            (6.90)
Year Ended 10/31/00                   $        41.31            (0.35)@           9.71              9.36

GROWTH AND INCOME FUND
Year Ended 12/31/04                   $        27.74             0.10@            3.60              3.70
Year Ended 12/31/03                   $        22.19             0.08@            5.59              5.67
Year Ended 12/31/02                   $        27.47             0.08@           (5.06)            (4.98)
11/1/01 Through 12/31/01^             $        25.68             0.01             1.78              1.79
Year Ended 10/31/01                   $        39.10             0.05            (7.70)            (7.65)
Year Ended 10/31/00                   $        42.34            (0.11)@           3.18              3.07

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
CAPITAL GROWTH FUND
Year Ended 12/31/04                               --             5.21             5.21
Year Ended 12/31/03                               --             1.40             1.40
Year Ended 12/31/02                               --             0.26             0.26
11/1/01 Through 12/31/01^                         --               --               --
Year Ended 10/31/01                               --             5.48             5.48
Year Ended 10/31/00                               --             4.91             4.91

GROWTH AND INCOME FUND
Year Ended 12/31/04                             0.11               --             0.11
Year Ended 12/31/03                             0.12               --             0.12
Year Ended 12/31/02                             0.09             0.21             0.30
11/1/01 Through 12/31/01^                         --               --               --
Year Ended 10/31/01                             0.07             5.70             5.77
Year Ended 10/31/00                               --             6.31             6.31



  ^  The Fund changed its fiscal year end from October 31 to December 31.

(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized.
  @  Calculated based upon average shares outstanding.
  #  Short periods have been annualized.
(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.
  *  Includes expenses allocated from the portfolio.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
CAPITAL GROWTH FUND
Year Ended 12/31/04                   $        35.20                       16.32%               $         7
Year Ended 12/31/03                   $        34.81                       35.17%               $         4
Year Ended 12/31/02                   $        26.83                      (28.39%)              $         3
11/1/01 Through 12/31/01^             $        37.82                       13.30%               $         5
Year Ended 10/31/01                   $        33.38                      (16.30%)              $         4
Year Ended 10/31/00                   $        45.76                       25.25%               $         5

GROWTH AND INCOME FUND
Year Ended 12/31/04                   $        31.33                       13.38%               $         6
Year Ended 12/31/03                   $        27.74                       25.64%               $         6
Year Ended 12/31/02                   $        22.19                      (18.21%)              $         5
11/1/01 Through 12/31/01^             $        27.47                        6.97%               $         7
Year Ended 10/31/01                   $        25.68                      (21.89%)              $         7
Year Ended 10/31/00                   $        39.10                        8.31%               $         9
                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                                               EXPENSES            INCOME (LOSS)
                                                           NET                  WITHOUT                  WITHOUT
                                                    INVESTMENT                 WAIVERS,                 WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
CAPITAL GROWTH FUND
Year Ended 12/31/04                    1.85%             (1.09%)                   1.87%                   (1.11%)         122%
Year Ended 12/31/03                    1.85%             (1.55%)                   1.96%                   (1.66%)          68%
Year Ended 12/31/02                    1.85%             (1.63%)                   1.88%                   (1.66%)          93%
11/1/01 Through 12/31/01^              1.85%             (0.91%)                   1.85%                   (0.91%)           2%
Year Ended 10/31/01                    1.85%             (0.97%)                   1.87%                   (0.99%)          43%(b)
Year Ended 10/31/00                    1.85%             (0.82%)                   1.85%                   (0.82%)          66%(b)

GROWTH AND INCOME FUND
Year Ended 12/31/04                    1.80%*             0.34%                    1.91%*                   0.23%           44%~
Year Ended 12/31/03                    1.80%*             0.32%                    2.00%*                   0.12%           37%~
Year Ended 12/31/02                    1.80%*             0.31%                    1.94%*                   0.17%           70%~
11/1/01 Through 12/31/01^              1.80%*             0.12%                    1.80%*                   0.12%            0%~
Year Ended 10/31/01                    1.80%*             0.09%                    1.82%*                   0.07%           12%~
Year Ended 10/31/00                    1.80%*            (0.27%)                   1.80%*                  (0.27%)          30%~

CLASS C SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        15.98            (0.28)@           1.74              1.46
Year Ended 12/31/03                   $        11.61            (0.25)@           4.62              4.37
Year Ended 12/31/02                   $        15.13            (0.21)           (3.31)            (3.52)
11/1/01 Through 12/31/01^             $        13.70            (0.04)            1.47              1.43
Year Ended 10/31/01                   $        23.93            (0.23)           (6.62)            (6.85)
Year Ended 10/31/00                   $        15.69            (0.35)@           8.59              8.24

MID CAP VALUE FUND
Year Ended 12/31/04                   $        18.41            (0.06)@           3.66              3.60
Year Ended 12/31/03                   $        14.35            (0.03)@           4.20              4.17
Year Ended 12/31/02                   $        14.09            (0.04)@           0.31              0.27
10/1/01 Through 12/31/01^^            $        13.41            (0.01)@           1.48              1.47
4/30/01** Through 9/30/01             $        14.24                --@          (0.83)            (0.83)

                                              PER SHARE OPERATING PERFORMANCE:
                                      -------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                      -------------------------------------------------
                                           DIVIDENDS
                                            FROM NET     DISTRIBUTIONS
                                          INVESTMENT      FROM CAPITAL            TOTAL
                                              INCOME             GAINS    DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                               --                --               --
Year Ended 12/31/03                               --                --               --
Year Ended 12/31/02                               --                --               --
11/1/01 Through 12/31/01^                         --                --               --
Year Ended 10/31/01                               --              3.38             3.38
Year Ended 10/31/00                               --                --               --

MID CAP VALUE FUND
Year Ended 12/31/04                               --              0.31             0.31
Year Ended 12/31/03                               --(b)           0.11             0.11
Year Ended 12/31/02                               --              0.01             0.01
10/1/01 Through 12/31/01^^                      0.04              0.75             0.79
4/30/01** Through 9/30/01                         --                --               --


 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(b)  Amount is less than .005.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                      RETURN (1)(a)          (MILLIONS)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                   $        17.44                        9.14%               $        34
Year Ended 12/31/03                   $        15.98                       37.64%               $        23
Year Ended 12/31/02                   $        11.61                      (23.26%)              $        10
11/1/01 Through 12/31/01^             $        15.13                       10.44%               $        11
Year Ended 10/31/01                   $        13.70                      (31.02%)              $        10
Year Ended 10/31/00                   $        23.93                       52.52%               $        14

MID CAP VALUE FUND
Year Ended 12/31/04                   $        21.70                       19.56%               $       483
Year Ended 12/31/03                   $        18.41                       29.09%               $       103
Year Ended 12/31/02                   $        14.35                        1.94%               $         9
10/1/01 Through 12/31/01^^            $        14.09                       11.05%               $         3
4/30/01** Through 9/30/01             $        13.41                       (5.83%)              $         2

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/04                    2.12%             (1.76%)                   2.23%                   (1.87%)         112%
Year Ended 12/31/03                    2.12%             (1.82%)                   2.35%                   (2.04%)          55%
Year Ended 12/31/02                    2.12%             (1.82%)                   2.32%                   (2.02%)          52%
11/1/01 Through 12/31/01^              2.12%             (1.83%)                   2.12%                   (1.83%)           8%
Year Ended 10/31/01                    2.13%             (1.76%)                   2.14%                   (1.77%)          57%
Year Ended 10/31/00                    2.20%             (1.69%)                   2.26%                   (1.75%)          87%

MID CAP VALUE FUND
Year Ended 12/31/04                    1.90%             (0.31%)                   2.10%                   (0.51%)          41%
Year Ended 12/31/03                    1.95%             (0.19%)                   2.19%                   (0.43%)          32%
Year Ended 12/31/02                    2.00%             (0.28%)                   2.51%                   (0.79%)          51%
10/1/01 Through 12/31/01^^             1.99%             (0.30%)                   4.48%!!                 (2.79%)          15%
4/30/01** Through 9/30/01              2.04%              0.03%                   15.95%!!                (13.88%)!!        98%

CLASS C SHARES


                                                        PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------------------------------
                                                                 INCOME FROM INVESTMENT OPERATIONS:
                                                           ---------------------------------------------
                                                                             NET GAINS
                                                                          OR LOSSES ON
                                           NET ASSET              NET       SECURITIES
                                              VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                           BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                           OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
DIVERSIFIED FUND
Year Ended 12/31/04                   $        12.80             0.08@            0.95              1.03
3/24/03** Through 12/31/03            $        10.77             0.03@            2.07              2.10

U.S. EQUITY FUND
Year Ended 12/31/04                   $         9.95               --+@           0.97              0.97
Year Ended 12/31/03                   $         7.58            (0.02)@           2.39              2.37
Year Ended 12/31/02                   $        10.44            (0.05)           (2.81)            (2.86)
9/10/01** Through 12/31/01            $         9.67            (0.01)@           0.80              0.79
                                                    PER SHARE OPERATING PERFORMANCE:
                                      --------------------------------------------------------------
                                                          LESS DISTRIBUTIONS:
                                      --------------------------------------------------------------
                                           DIVIDENDS
                                            FROM NET    DISTRIBUTIONS
                                          INVESTMENT     FROM CAPITAL    RETURN OF             TOTAL
                                              INCOME            GAINS      CAPITAL     DISTRIBUTIONS
DIVERSIFIED FUND
Year Ended 12/31/04                             0.11               --           --              0.11
3/24/03** Through 12/31/03                      0.07               --           --              0.07

U.S. EQUITY FUND
Year Ended 12/31/04                             0.02               --           --              0.02
Year Ended 12/31/03                               --+              --           --                --+
Year Ended 12/31/02                               --               --           --                --
9/10/01** Through 12/31/01                        --             0.02           --              0.02


 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  +  Amount rounds to less than $.005.
(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

  #  Short periods have been annualized.

                                           PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------------------------        -------------------------
                                                                                                NET ASSETS,
                                           NET ASSET                                                 END OF
                                          VALUE, END                       TOTAL                     PERIOD
                                           OF PERIOD                     RETURN (a)(1)           (MILLIONS)
DIVERSIFIED FUND
Year Ended 12/31/04                   $        13.72                        8.10%               $         1
3/24/03** Through 12/31/03            $        12.80                       19.48%               $         1

U.S. EQUITY FUND
Year Ended 12/31/04                   $        10.90                        9.74%               $         4
Year Ended 12/31/03                   $         9.95                       31.29%               $         5
Year Ended 12/31/02                   $         7.58                      (27.37%)              $         1
9/10/01** Through 12/31/01            $        10.44                        8.18%               $         1

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS:#
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                           NET                 EXPENSES            INCOME (LOSS)
                                                    INVESTMENT         WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        NET             INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   EXPENSES             (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
DIVERSIFIED FUND
Year Ended 12/31/04                    1.93%              0.65%                    2.13%                    0.45%          242%
3/24/03** Through 12/31/03             1.93%              0.36%                    2.20%                    0.09%          210%

U.S. EQUITY FUND
Year Ended 12/31/04                    1.75%              0.04%                    1.96%                   (0.17%)          82%
Year Ended 12/31/03                    1.75%             (0.20%)                   2.04%                   (0.49%)         101%
Year Ended 12/31/02                    1.75%             (0.42%)                   1.93%                   (0.60%)          83%
9/10/01** Through 12/31/01             1.75%             (0.39%)                   1.85%                   (0.49%)          48%

APPENDIX A -- LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION

  LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION AFFECTING FUNDS
      THAT ACQUIRED ASSETS FROM A FORMER SERIES OF ONE GROUP MUTUAL FUNDS

ON FEBRUARY 18, 2005, ONE OR MORE OF THE FUNDS OFFERED IN THIS PROSPECTUS ACQUIRED THE ASSETS AND LIABILITIES OF A SERIES OF ONE GROUP MUTUAL FUNDS (NOW KNOWN AS JPMORGAN TRUST II). AS A RESULT OF THAT ACQUISITION OF ASSETS AND LIABILITIES, THE FOLLOWING DISCLOSURE IS APPLICABLE TO ANY FUND THAT ACQUIRED THE ASSETS AND LIABILITIES OF A SERIES OF ONE GROUP MUTUAL FUNDS.

In addition to the matters involving the Securities and Exchange Commission
(SEC) and New York Attorney General (NYAG) discussed in "Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates," over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors Corporation (BOIA), Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the Funds' former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, certain current Trustees of the Funds and certain former Trustees of One Group Mutual Funds. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the One Group Mutual Funds' investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees.

It is possible that these matters, the SEC and NYAG settlements, and/or related developments may result in increased redemptions of any Fund that acquired the assets and liabilities of a series of One Group Mutual Funds and reduced sales of such Fund's shares, which could result in increased costs and expenses and otherwise adversely affect any such Fund.

ANNUAL AND CUMULATIVE EXPENSE EXAMPLES

The settlement agreement with the NYAG requires BOIA to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a

Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The "Gross Expense Ratio" includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The "Net Expense Ratio" is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

REDUCED RATE FUND


FUND                            CLASS     NET EXPENSE RATIO    GROSS EXPENSE RATIO
----                           -------   -------------------   -------------------
JPMorgan U.S. Equity Fund      Class A          1.05%                 1.41%
                               Class B          1.57%                 1.92%
                               Class C          1.57%                 1.91%


NON-REDUCED RATE FUND


FUND                            CLASS     NET EXPENSE RATIO    GROSS EXPENSE RATIO
----                           -------   -------------------   -------------------
JPMorgan Diversified Fund      Class A          1.14%                 1.58%
                               Class B          1.65%                 2.08%
                               Class C          1.65%                 2.08%


A Fund's annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund's fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:


- On May 1, 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;


-    Your investment has a 5% return each year;

- The Fund's operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

- At the time of purchase, any applicable initial sales charges (loads) are deducted; and

-    There is no sales charge (load) on reinvested dividends.

- The Reduced Rate for the JPMorgan U.S. Equity Fund is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

- The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

"Annual Net Return" shows what effect the "Annual Costs" will have on the assumed 5% annual return for each year. "Gross Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. "Net Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under "Annual Costs."

YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


JPMORGAN U.S. EQUITY FUND



                                        CLASS A
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    626          5.00%          3.95%       3.95%
April 30, 2007     $    141         10.25%          7.68%       3.59%
April 30, 2008     $    147         15.76%         11.54%       3.59%
April 30, 2009     $    152         21.55%         15.55%       3.59%
April 30, 2010     $    157         27.63%         19.70%       3.59%
April 30, 2011     $    163         34.01%         23.99%       3.59%
April 30, 2012     $    169         40.71%         28.44%       3.59%
April 30, 2013     $    175         47.75%         33.06%       3.59%
April 30, 2014     $    181         55.13%         37.83%       3.59%
April 30, 2015     $    187         62.89%         42.78%       3.59%



                                      CLASS B(1)
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    160          5.00%          3.43%       3.43%
April 30, 2007     $    202         10.25%          6.62%       3.08%
April 30, 2008     $    208         15.76%          9.90%       3.08%
April 30, 2009     $    214         21.55%         13.28%       3.08%
April 30, 2010     $    221         27.63%         16.77%       3.08%
April 30, 2011     $    220         34.01%         20.37%       3.08%
April 30, 2012     $    235         40.71%         24.08%       3.08%
April 30, 2013     $    242         47.75%         27.90%       3.08%
April 30, 2014     $    184         55.13%         32.49%       3.59%
April 30, 2015     $    190         62.89%         37.25%       3.59%


----------

(1)  Class B shares automatically convert to Class A shares after eight years.

                                        CLASS C
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    160          5.00%          3.43%       3.43%
April 30, 2007     $    201         10.25%          6.83%       3.09%
April 30, 2008     $    207         15.76%          9.92%       3.09%
April 30, 2009     $    213         21.55%         13.32%       3.09%
April 30, 2010     $    220         27.63%         16.82%       3.09%
April 30, 2011     $    227         34.01%         20.43%       3.09%
April 30, 2012     $    234         40.71%         24.15%       3.09%
April 30, 2013     $    241         47.75%         27.89%       3.09%
April 30, 2014     $    248         55.13%         31.94%       3.09%
April 30, 2015     $    256         62.89%         36.02%       3.09%



JPMORGAN DIVERSIFIED FUND



                                        CLASS A
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    635          5.00%          3.86%       3.86%
April 30, 2007     $    158         10.25%          7.41%       3.42%
April 30, 2008     $    164         15.76%         11.08%       3.42%
April 30, 2009     $    169         21.55%         14.88%       3.42%
April 30, 2010     $    175         27.63%         18.81%       3.42%
April 30, 2011     $    181         34.01%         22.87%       3.42%
April 30, 2012     $    187         40.71%         27.07%       3.42%
April 30, 2013     $    193         47.75%         31.42%       3.42%
April 30, 2014     $    200         55.13%         35.91%       3.42%
April 30, 2015     $    207         62.89%         40.56%       3.42%



                                      CLASS B(1)
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    168          5.00%          3.35%       3.35%
April 30, 2007     $    218         10.25%          6.37%       2.92%
April 30, 2008     $    225         15.76%          9.47%       2.92%
April 30, 2009     $    231         21.55%         12.67%       2.92%
April 30, 2010     $    238         27.63%         15.96%       2.92%
April 30, 2011     $    245         34.01%         19.35%       2.92%
April 30, 2012     $    252         40.71%         22.83%       2.82%
April 30, 2013     $    259         47.75%         26.42%       2.92%
April 30, 2014     $    203         55.13%         30.74%       3.42%
April 30, 2015     $    210         62.89%         35.21%       3.42%


----------

(1)  Class B shares automatically convert to Class A shares after eight years.

                                        CLASS C
                   -------------------------------------------------
                                 GROSS            NET         NET
                    ANNUAL     CUMULATIVE     CUMULATIVE     ANNUAL
PERIOD ENDED         COSTS       RETURN         RETURN       RETURN
------------       --------   -----------    -----------    --------
April 30, 2006     $    168          5.00%          3.35%       3.35%
April 30, 2007     $    218         10.25%          6.37%       2.92%
April 30, 2008     $    225         15.76%          8.47%       2.92%
April 30, 2009     $    231         21.55%         12.07%       2.92%
April 30, 2010     $    238         27.63%         15.96%       2.92%
April 30, 2011     $    245         34.01%         19.35%       2.92%
April 30, 2012     $    252         40.71%         22.83%       2.92%
April 30, 2013     $    259         47.75%         26.42%       2.92%
April 30, 2014     $    267         55.13%         30.11%       2.92%
April 30, 2015     $    275         62.09%         33.91%       2.92%

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

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMORGAN FUNDS SERVICES
P.O. BOX 8528
BOSTON, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Mid Cap Growth Fund, Mid Cap Value Fund and Value Opportunities Fund, is 811-21295

Investment Company Act File No. for Mid Cap Growth Fund is 811-5526

Investment Company Act File No. for Mid Cap Value Fund is 811-8189

Investment Company Act File No. for Value Opportunities Fund is 811-4321


(C) JPMorgan Chase & Co. All Rights Reserved. May 2005


[JPMORGAN ASSET MANAGEMENT LOGO]


PR-EQABC-505

PROSPECTUS MAY 1, 2005



JPMORGAN
U.S. EQUITY
FUNDS
INSTITUTIONAL CLASS SHARES


DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
MID CAP VALUE FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND

VALUE ADVANTAGE FUND

VALUE OPPORTUNITIES FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS


Disciplined Equity Fund                                                      1

Diversified Fund                                                             7

Mid Cap Value Fund                                                          14

U.S. Equity Fund                                                            20

U.S. Small Company Fund                                                     26

Value Advantage Fund                                                        32

Value Opportunities Fund                                                    37

The Funds' Management and Administration                                    42

How to Do Business with the Funds                                           45

    Purchasing Fund Shares                                                  45

    Exchanging Fund Shares                                                  49

    Redeeming Fund Shares                                                   50

Shareholder Information                                                     52

    Distributions and Taxes                                                 52

    Availability of Proxy Voting Record                                     52

    Portfolio Holdings Disclosure                                           53

Risk and Reward Elements                                                    54

Legal Proceedings Relating to Banc One Investment Advisors
Corporation and Certain of its Affiliates                                   60

Financial Highlights                                                        62

Appendix A--Legal Proceedings and Additional
Fee and Expense Information                                                 66

How To Reach Us                                                     BACK COVER

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's Corporation (S&P) 500 Index.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high perceived potential reward compared to perceived potential risk

-  possible temporary mispricings caused by apparent market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.


If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.


The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with potential for higher risk and return to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998     32.35%
1999     18.32%
2000    -10.87%
2001    -11.71%
2002    -24.76%
2003     29.60%
2004     11.23%

BEST QUARTER 4th quarter, 1998      22.85%
WORST QUARTER 3rd quarter, 2002    -17.74%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period from 1/3/97 (commencement of operations) to 9/10/01 (date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*,(1)

                                                                 PAST 1 YEAR    PAST 5 YEARS      LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                    11.23           (3.12)             7.37

Return After Taxes on Distributions                                    10.98           (3.41)             6.61

Return After Taxes on Distributions and Sale of Fund Shares             7.61           (2.77)             6.03
--------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    10.88           (2.30)             7.24
--------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                       8.30           (2.99)             6.08

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) The Fund commenced operations on 1/3/97. Performance for the indexes is from 1/31/97.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                             0.25
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.20
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.55
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.10)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.45

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.


                                           1 YEAR       3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                   46           166          297           680

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY
Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

-  52% medium- and large-cap U.S. equity securities

-  35% U.S. and foreign fixed income investments

-  10% foreign equity securities

-  3% small-cap U.S. equity securities

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The adviser, JPMIM, may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), S&P, Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its Assets that is not in equity or fixed income securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund.

Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.


If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.


The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Fund Benchmark, a customized securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Board Investment Grade Bond (35%) and Morgan Stanley Capital Investment (MSCI) Europe, Australia and Far East (EAFE) (10%) indexes.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995       26.84%
1996       13.68%
1997       18.89%
1998       18.60%
1999       14.23%
2000       -3.97%
2001       -5.54%
2002      -13.00%
2003       21.20%
2004        9.55%

BEST QUARTER 4th quarter, 1998            13.48%
WORST QUARTER 3rd quarter, 2002          -10.95%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period from 1/1/95 to 9/10/01 (date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares) from 1/1/95.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                   PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       9.55              0.94               9.30

Return After Taxes on Distributions                                       9.06              0.07               7.32

Return After Taxes on Distributions and Sale of Fund Shares               6.47              0.31               6.96
-------------------------------------------------------------------------------------------------------------------
FUND BENCHMARK^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       9.80              1.91              10.26
-------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      10.88             (2.30)             12.07
-------------------------------------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                         8.98              2.95               9.44

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


MANAGEMENT FEES                                                             0.55
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.24
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.89
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.24)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.65


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.65% of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.


                                           1 YEAR       3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                   66           260          470         1,074

JPMORGAN MID CAP VALUE FUND


Currently, the Fund is publicly offered on a limited basis. (Please see "Purchasing Fund Shares -- What does it mean that the Fund is publicly offered on a limited basis?" for more information.)


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.


Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
The adviser, JPMIM, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell Midcap(R) Value Index, a broad-based market index, and the Lipper Mid-Cap Value Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1998       19.77%
1999       13.87%
2000       35.28%
2001        9.91%
2002        3.23%
2003       30.62%
2004       20.99%

BEST QUARTER 4th quarter, 1998            17.96%
WORST QUARTER 3rd quarter, 1998          -11.06%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004(1)

                                                                  PAST 1 YEAR      PAST 5 YEARS      LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                     20.99             19.39             19.06

Return After Taxes on Distributions                                     20.51             18.19             16.70

Return After Taxes on Distributions and Sale of Fund Shares             13.92             16.39             15.38
-----------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     23.71             13.48             10.67
-----------------------------------------------------------------------------------------------------------------
LIPPER MID-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                       19.53             10.87              9.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operations on 11/13/97. Performance for the indexes is from 11/30/97.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


MANAGEMENT FEES                                                             0.65
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.20
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.95
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.20)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.75


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Institutional Class Shares and your actual costs may be higher or lower.


                                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                    77           283          506         1,148

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995          32.83%
1996          21.22%
1997          28.58%
1998          24.79%
1999          14.88%
2000          -6.37%
2001          -9.30%
2002         -26.50%
2003          32.63%
2004          10.96%

BEST QUARTER 4th quarter, 1998            21.46%
WORST QUARTER 3rd quarter, 2002          -18.07%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period from 1/1/95 to 9/10/01 (date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                   PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                      10.96             (1.68)             10.55

Return After Taxes on Distributions                                      10.79             (2.17)              7.84

Return After Taxes on Distributions and Sale of Fund Shares               7.34             (1.63)              7.95
-------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      10.88             (2.30)             12.07
-------------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                         8.30             (2.99)             10.26

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


MANAGEMENT FEES                                                             0.40
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.19
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.05)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.64


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.64% of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.


                                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                    65           216          379           854

JPMORGAN U.S. SMALL COMPANY FUND


Currently, the Fund is publicly offered on a limited basis. (Please see "Purchasing Fund Shares -- What does it mean that the Fund is publicly offered on a limited basis?" for more information.)


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.


Within each sector, the Fund focuses on those stocks that it considers most attractive. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.


The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, real estate investment trusts (REITs), depositary receipts and warrants to buy common stocks.


The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund's investments in equity securities may also include REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a process that combines research, valuation and stock selection. The adviser makes purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the adviser's research and portfolio management team. Essentially, historical data is used to define the investment universe of companies that have met what the adviser considers to be the key criteria for success. Then, the adviser performs a more subjective business and management analysis to form a view on future stock potential. Finally, a disciplined, systematic portfolio construction process is employed to overweight the stocks that are the most attractive and underweight those stocks that are the least attractive, while also trying to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may also sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Finally, the adviser may also sell a security due to opportunity cost, i.e. a new company appears more attractive than a current holding or to optimize overall portfolio characteristics as part of the portfolio construction process.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995         31.88%
1996         20.84%
1997         22.70%
1998         -5.28%
1999         44.30%
2000         -9.59%
2001         -8.85%
2002        -20.36%
2003         40.03%
2004         13.82%

BEST QUARTER 4th quarter, 1999            34.75%
WORST QUARTER 3rd quarter, 2001          -22.61%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period from 1/1/95 to 9/10/01 (date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                   PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                      13.82              0.90              10.83

Return After Taxes on Distributions                                      11.63             (0.10)              8.90

Return After Taxes on Distributions and Sale of Fund Shares              11.84              0.51               8.58
-------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      18.33              6.61              11.53
-------------------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                        18.37              9.06              12.98

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


MANAGEMENT FEES                                                             0.60
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.22
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.92
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.09)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.83


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.83% of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.


                                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                    85           284          500         1,123

JPMORGAN VALUE ADVANTAGE FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 54-59.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term total return from a combination of income and capital gains.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund will invest primarily in equity securities across all market capitalizations. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser, J.P. Morgan Investment Management Inc. (JPMIM), believes such companies offer attractive opportunities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest up to 10% of its assets in high yield securities, which are below investment grade (junk bonds).

The Fund may invest up to 10% of its assets in initial public offerings.

The Fund may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, uses a "bottom-up" approach in constructing the Fund's portfolio, investing in quality businesses whose stock prices appear to be undervalued. Quality businesses are generally expected to have a strong competitive position, low business cyclicality, high returns, and strong management. The strength of the management team is usually evaluated based on its historic ability to create shareholder value through effective capital allocation.

In determining whether an investment is undervalued, the adviser evaluates quantitative measures that may include, but are not limited to, Price/Earnings ratios, Free Cash Flow yield, Enterprise Value analysis, and Sum-of-the-Parts analysis. Investments are typically sold from the Fund's portfolio when the adviser believes a stock is no longer undervalued, the operating performance underlying the business deteriorates from the adviser's expectations, or additional investment opportunities with high expected returns emerge to crowd-out existing portfolio holdings with lower expected returns.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller companies which may cause its share price changes to become more sudden or more erratic. This occurs because the securities of smaller companies are likely to fluctuate more dramatically than the securities of larger companies and may trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. Smaller companies also may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

To the extent that the Fund seeks higher returns by investing in non-investment grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long term goal such as retirement

- want to add an investment which crosses all levels of market capitalization and seek value potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
The Fund commenced operations on 2/28/05 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses for Institutional Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



MANAGEMENT FEES                                                             0.65
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.27
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             1.02
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.27)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.75



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMIM, the Fund's Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.



                                            1 YEAR       3 YEARS
----------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                    77           298

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a detailed discussion of the Fund's main risks, please see pages 54-59.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by government entities and private issuers.

The Fund may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS
In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.


If the Fund invests a substantial portion of its assets in money market instruments and repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.


The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows the performance of the Fund's Shares for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell(R) 1000 Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*

2002        -12.54%
2003         32.63%
2004         17.14%

BEST QUARTER 2nd quarter, 2003            18.19%
WORST QUARTER 3rd quarter, 2002          -15.91%


* The performance for the period before Institutional Class Shares were launched on 12/31/04 is based on the performance of Class A Shares of the Fund, which are not offered in this prospectus. The Fund's fiscal year end is 12/31. On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and other changes noted, the Fund's performance record prior to 2002 is not considered pertinent for investors considering whether to purchase shares of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2004*

                                                                  PAST 1 YEAR      LIFE OF FUND
------------------------------------------------------------------------------------------------
Return Before Taxes                                                      17.14             10.76

Return After Taxes on Distributions                                      14.91              7.65

Return After Taxes on Distributions and Sale of Fund Shares              14.11              8.38
------------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      16.49              8.57
------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                        11.99              4.81

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                             0.50
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.10
OTHER EXPENSES(1)                                                           0.24
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                          0.84
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.19)
--------------------------------------------------------------------------------
NET EXPENSES                                                                0.65

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMIM, JPMDS, and Business Manager agree that they will waive fees or reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses) exceed 0.65% of average daily net assets through 4/30/06. In addition the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/06 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.

                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                   66           249          447          1,020

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Funds, except for the Mid Cap Value Fund and the Value Opportunities Fund, are series of JPMorgan Trust I, a Delaware statutory trust. The Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of the trust and the directors of each corporation are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.


Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.


Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds' other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

THE FUNDS' INVESTMENT ADVISER
JPMIM is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.


JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. During the most recent fiscal year ended 12/31/04, the adviser was paid management fees (net of waivers), as shown below as a percentage of average daily net assets as follows:



FUND                                             %
DISCIPLINED EQUITY FUND                         0.25
----------------------------------------------------
DIVERSIFIED FUND                                0.45
----------------------------------------------------
MID CAP VALUE FUND                              0.57
----------------------------------------------------
U.S. EQUITY FUND                                0.40
----------------------------------------------------
U.S. SMALL COMPANY FUND                         0.60
----------------------------------------------------
VALUE OPPORTUNITIES FUND                        0.41



The Value Advantage Fund will pay the adviser a management fee of 0.65% of average daily net assets.


THE PORTFOLIO MANAGERS

DISCIPLINED EQUITY FUND

The portfolio management team is led by Terance Chen, Vice President of JPMIM and a CFA charterholder, and Raffaele Zingone, Vice President of JPMIM and a CFA charterholder. Mr. Chen is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1994, Mr. Chen was a quantitative equity analyst prior to his current position. Mr. Zingone is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1991, Mr. Zingone was a research analyst following the aerospace, environmental, and diversified manufacturing sectors prior to his current position.


DIVERSIFIED FUND

The portfolio management team is led by Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrik Jakobson, Managing Director of JPMIM, who has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.

MID CAP VALUE FUND

The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Lawrence E. Playford, Vice President of JPMIM and CFA charterholder. Mr. Simon has worked with various affiliates of the JPMIM since 1980 and has been a portfolio manager since 1986. Mr. Playford has worked with various affiliates of JPMIM since 1993.



U.S. EQUITY FUND

The portfolio management team is led by Susan Bao, Vice President of JPMIM or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990. Mr. Skibeli is head of the U.S. Equity Research Group.

U.S. SMALL COMPANY FUND

The portfolio management team is led by a Christopher T. Blum, Managing Director of JPMIM and CFA charterholder, and Dennis S. Ruhl, Vice President of JPMIM and CFA charterholder. Mr. Blum has been an employee of JPMIM or one of its affiliates since 2001. Previously, Mr. Blum worked for Pomona Capital in the valuation and acquisition of private equity assets. Mr. Ruhl has been an employee of JPMIM or one of its affiliates since 1999.

VALUE ADVANTAGE FUND
The portfolio management team is led by Messrs. Simon and Playford. Information on Messrs. Simon and Playford are discussed earlier in this prospectus.

VALUE OPPORTUNITIES FUND
The portfolio management team is led by Bradford L. Frishberg, Managing Director of JPMIM, and Alan Gutmann, Vice President of JPMIM. Mr. Frishberg, who joined the team in 2000, has worked for JPMIM or one of its affiliates since 1996.
Mr. Gutmann has worked at JPMIM and in the team since 2003. Prior to working at JPMIM, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991 until 2000.

The Funds' Statement of Additional Information provides information about the other accounts managed by the lead portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.


THE FUNDS' ADMINISTRATORS
JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Funds, except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund, except for the Value Opportunities Fund, for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.


Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. During the fiscal year ended December 31, 2004 the Business Manager was paid a fee of .088% (net of waivers) of average daily net assets. The Business Manager, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception and provides similar services to three other mutual funds with combined assets of approximately $75 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.


THE FUNDS' SHAREHOLDER SERVICING AGENT
The Trust and the Corporation, on behalf of the Funds, have entered into shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds' shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders' fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

HOW TO DO BUSINESS WITH THE FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

- Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrator and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

-  Directly from the Funds through JPMDS.

WHO CAN BUY SHARES?
Institutional Class Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.


Accounts may be opened with the Funds' transfer agent either directly or through a Financial Intermediary. If you have questions about eligibility, please call 1-800-480-4111.

WHAT DOES IT MEAN THAT THE FUND IS PUBLICLY OFFERED ON A LIMITED BASIS?

As of the close of business on March 31, 2005, the Mid Cap Value Fund is publicly offered on a limited basis. As of the close of business on February 28, 2005, the U.S. Small Company Fund is publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Funds except as described below:

- Mid Cap Value Fund shareholders of record as of March 31, 2005, and U.S. Small Company Fund shareholders of record as of February 28, 2005, will be able to continue to purchase additional shares of their respective Fund either through JPMorgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Mid Cap Value Fund and U.S. Small Company Fund, respectively;

- Mid Cap Value Fund shareholders of record as of March 31, 2005 will be able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund and U.S. Small Company Fund shareholders of record as of February 28, 2005 will be able to add to their accounts through exchanges from other JPMorgan Funds for shares of their respective Fund;

- Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Mid Cap Value Fund as of March 31, 2005, or the U.S. Small Company Fund as of February 28, 2005 may open new participant accounts in such Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Mid Cap Value Fund that are not funded as of March 31, 2005, or U.S. Small Company Fund that are not funded as of February 28, 2005 may also open new participant accounts in such Fund if the Fund received notice of the group employer retirement plan's intention to offer the Mid Cap Value Fund to its participants prior to March 31, 2005 or intention to offer the U.S. Small Company Fund to its participants prior to February 28, 2005 ; or

- Wrap program sponsors may open new participant accounts in the Funds and purchase additional shares in existing participant accounts provided the wrap program sponsor established account(s) with the Fund that are part of a wrap program prior to March 31, 2005 for the Mid Cap Value Fund or prior to February 28, 2005 for U.S. Small Company Fund. Other Financial Intermediaries which have selected and offered the Fund as part of an asset allocation model used for client accounts for which such Financial Intermediary has investment discretion may also open new client accounts in the Fund and purchase additional shares in existing client accounts, provided such Financial Intermediary established account(s) with the Fund as part of such Financial Intermediary's asset allocation model prior to March 31, 2005 for the Mid Cap Value Fund or prior to February 28, 2005 for U.S. Small Company Fund.

After March 31, 2005, if all shares of the Mid Cap Value Fund or after February 28, 2005, if all shares of the U.S. Small Company Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If after March 31, 2005, the Mid Cap Value Fund or, if after February 28, 2005, the U.S. Small Company Fund receives a purchase order directly from an investor who is not eligible to purchase shares of with the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Funds reserve the right to change these policies at any time.


WHEN CAN I BUY FUND SHARES?
Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day's price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see "How do I open an account?" for more details.


On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to a Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.


Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds' Board has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing "round trips" in and out of the JPMorgan Funds by investors. A "round trip" includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Term Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

HOW MUCH DO SHARES COST?
Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds' Boards. A security's valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Funds' Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund's NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

HOW DO I OPEN AN ACCOUNT?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.


Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waiver, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day's NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse "third-party" checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Fund or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see "Redeeming Fund Shares -- When can I redeem shares?"

ALL CHECKS MUST BE MADE PAYABLE TO ONE OF THE FOLLOWING:

-  JPMorgan Funds; or

-  The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
  (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
  (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

- Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer payable to "JPMorgan Funds" to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323125832
FBO Your JPMorgan Fund
(EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
  (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
  (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?
Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days' written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

WHEN ARE EXCHANGES PROCESSED?
Exchange requests are processed the same business day they are received, provided:

-  The Fund receives the request by 4:00 p.m. ET.

-  You have contacted your Financial Intermediary, if necessary.

-  All required documentation in proper form accompanies your exchange request.

ARE EXCHANGES TAXABLE?
Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?
No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in "Purchasing Fund Shares."

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for 15 calendar days or seven business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

HOW DO I REDEEM SHARES?
You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

- You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

- You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1. A financial institution; or

2. Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

WHAT WILL MY SHARES BE WORTH?
If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days' advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

   For information on minimum required balances, please read "Purchasing Fund Shares -- How do I open an account?"

The Funds may suspend your ability to redeem when:

1. Trading on the NYSE is restricted;

2. The NYSE is closed (other than weekend and holiday closings);

3. Federal securities laws permit;

4. The SEC has permitted a suspension; or

5. An emergency exists, as determined by the SEC.

See "Purchases, Redemptions and Exchanges" in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Disciplined Equity, Diversified, and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Mid Cap Value, U.S. Small Company, Value Advantage Fund and Value Opportunities Funds generally distribute net investment income at least annually. Net capital gains, if any, are distributed annually.


You have three options for your distributions. You may:

-  reinvest all distributions in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Funds. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD
The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. Value Opportunities Fund proxies are voted by a designated Fund officer. A copy of each Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC's website at www.sec.gov or on the Funds' website www.jpmorganfunds.com no later than August 31 of each year. Each Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE
No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.


Each Fund's top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds' website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.


Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.

JPMORGAN U.S. EQUITY FUNDS

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help a Fund manage risk.

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

- When a Fund buys securities         - The Funds can take advantage of     - The Funds segregate liquid assets
  before issue or for delayed           attractive transaction                to offset leverage risks
  delivery, it could be exposed to      opportunities
  leverage risk if it does not
  segregate liquid assets

SHORT-TERM TRADING

- Increased trading could raise a     - The Funds could realize gains in a  - The Funds generally avoid
  Fund's brokerage and related costs    short period of time                  short-term trading, except to take
                                                                              advantage of attractive or
- Increased short-term capital gains  - The Funds could protect against       unexpected opportunities or to
  distributions could raise             losses if a stock is overvalued       meet demands generated by
  shareholders' income tax              and its value later falls             shareholder activity
  liability. Such an increase in
  transaction costs and/or tax
  liability, if not offset by gains
  from short-term trading, would
  reduce a Fund's returns.

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
ETFs AND OTHER INVESTMENT
COMPANIES

- If a Fund invests in shares of      - Helps to manage smaller cash flows  - Absent an exemptive order of the
  another investment company,                                                 Securities and Exchange Commission
  shareholders would bear not only    - Investing in ETFs offers instant      (the "SEC"), a Fund's investments
  their proportionate share of the      exposure to an index or a broad       in other investment companies,
  Fund's expenses, but also similar     range of markets, sectors,            including ETFs, are subject to the
  expenses of the investment company    geographic regions and industries     percentage limitations of the
                                                                              Investment Company Act of 1940
- The price movement of an ETF may                                            ("1940 Act")(1)
  not track the underlying index,
  market, sector, regions or                                                - A SEC exemptive order granted to
  industries and may result in a                                              various iShares funds (which are
  loss                                                                        ETFs) and their investment adviser
                                                                              permits each Fund to invest beyond
                                                                              the 1940 Act limits, subject to
                                                                              certain terms and conditions,
                                                                              including a finding of the Funds'
                                                                              Board that the advisory fees
                                                                              charged by the adviser are for
                                                                              services that are in addition to,
                                                                              and not duplicative of, the
                                                                              advisory services provided to
                                                                              those ETFs

                                                                            - A SEC exemptive order permits each
                                                                              Fund to invest its uninvested
                                                                              cash, up to 25% of its assets, in
                                                                              one or more affiliated money
                                                                              market funds if the adviser waives
                                                                              and/or reimburses its advisory fee
                                                                              from the Fund in an amount
                                                                              sufficient to offset any doubling
                                                                              up of investment advisory,
                                                                              shareholder servicing and
                                                                              administrative fees


(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
DERIVATIVES

- Derivatives such as futures,        - Hedges that correlate well with     - The Funds use derivatives for
  options, swaps, and forward           underlying positions can reduce or    hedging and for risk management
  foreign currency contracts(1) that    eliminate losses at low cost          (i.e., to establish or adjust
  are used for hedging the portfolio                                          exposure to particular securities,
  or specific securities may not      - The Funds could make money and        markets or currencies); risk
  fully offset the underlying           protect against losses if             management may include management
  positions and this could result in    management's analysis proves          of a Fund's exposure relative to
  losses to a Fund that would not       correct                               its benchmark; Mid Cap Value Fund
  have otherwise occurred                                                     may also use derivatives in an
                                      - Derivatives that involve leverage     effort to produce increased income
- Derivatives used for risk             could generate substantial gains      and gain
  management or, for certain Funds,     at low cost
  to increase a Fund's gain may not                                         - A Fund only establishes hedges
  have the intended effects and may                                           that it expects will be highly
  result in losses or missed                                                  correlated with underlying
  opportunities                                                               positions

- The counterparty to a derivatives                                         - While the Funds may use
  contract could default                                                      derivatives that incidentally
                                                                              involve leverage, they do not use
- Derivatives that involve leverage                                           them for the specific purpose of
  could magnify losses                                                        leveraging their portfolio

- Certain types of derivatives
  involve costs to a Fund which can
  reduce returns

- Derivatives may, for tax purposes,
  affect the character of gain and
  loss realized by a Fund,
  accelerate recognition of income
  to a Fund, affect the holding
  period of a Fund's assets, and
  defer recognition of certain of a
  Fund's losses.


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
SECURITIES LENDING

- When a Fund lends a security,       - The Funds may enhance income        - The adviser maintains a list of
  there is a risk that the loaned       through the investment of the         approved borrowers
  securities may not be returned if     collateral received from the
  the borrower or the lending agent     borrower                            - The Funds receive collateral equal
  defaults                                                                    to at least 100% of the current
                                                                              value of the securities loaned
- The collateral will be subject to                                           plus accrued interest
  the risks of the securities in
  which it is invested                                                      - The lending agents indemnify the
                                                                              Funds against borrower default

                                                                            - The adviser's collateral
                                                                              investment guidelines limit the
                                                                              quality and duration of collateral
                                                                              investment to minimize losses

                                                                            - Upon recall, the borrower must
                                                                              return the securities loaned
                                                                              within the normal settlement
                                                                              period

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
MARKET CONDITIONS

- Each Fund's share price and         - Stocks have generally outperformed  - Under normal circumstances each
  performance will fluctuate in         more stable investments (such as      Fund plans to remain fully
  response to stock and/or bond         bonds and cash equivalents) over      invested in accordance with its
  market movements                      the long term                         policies and may invest uninvested
                                                                              cash in affiliated money market
- Adverse market conditions may from  - With respect to the Diversified       funds; equity securities may
  time to time cause a Fund to take     Fund, a diversified, balanced         include common stocks, convertible
  temporary defensive positions that    portfolio should mitigate the         securities, preferred stocks,
  are inconsistent with its             effects of wide market                depositary receipts (such as
  principal investment strategies       fluctuations, especially when         American Depositary Receipts and
  and may hinder the Fund from          stock and bond prices move in         European Depositary Receipts),
  achieving its investment objective    different directions                  trust or partnership interests,
                                                                              warrants, rights and investment
                                                                              company securities

                                                                            - Each Fund seeks to limit risk and
                                                                              enhance performance through active
                                                                              management and/or diversification

                                                                            - During severe market down-turns,
                                                                              each Fund has the option of
                                                                              investing up to 100% of its assets
                                                                              in high quality short-term
                                                                              instruments

MANAGEMENT CHOICES

- A Fund could underperform its       - A Fund could outperform its         - The adviser focuses its active
  benchmark due to its securities       benchmark due to these same           management on securities
  and asset allocation choices          choices                               selection, the area where it
                                                                              believes its commitment to
                                                                              research can most enhance returns
                                                                              and manage risks in a consistent
                                                                              way

                                                                            POLICIES TO BALANCE RISK
POTENTIAL RISKS                       POTENTIAL REWARDS                     AND REWARD
FOREIGN INVESTMENTS

- Currency exchange rate movements    - Favorable exchange rate movements   - Each Fund anticipates that its
  could reduce gains or create          could generate gains or reduce        total foreign investments will not
  losses                                losses                                exceed 20% of total assets (30%
                                                                              for Diversified Fund)
- A Fund could lose money because of  - Foreign investments, which
  foreign government actions,           represent a major portion of the    - The Funds actively manage the
  political instability or lack of      world's securities, offer             currency exposure of their foreign
  adequate and accurate information     attractive potential performance      investments relative to their
                                        and opportunities for                 benchmarks, and may hedge back
- Currency and investment risks tend    diversification                       into the U.S. dollar from time to
  to be higher in emerging markets;                                           time (see also "Derivatives");
  these markets also present higher   - Emerging markets can offer higher     these currency management
  liquidity and valuation risks         returns                               techniques may not be available
                                                                              for certain emerging markets
                                                                              investments

ILLIQUID HOLDINGS

- Each Fund could have difficulty     - These holdings may offer more       - No Fund may invest more than 15%
  valuing these holdings precisely      attractive yields or potential        of net assets in illiquid holdings
                                        growth than comparable widely
- Each Fund could be unable to sell     traded securities                   - To maintain adequate liquidity to
  these holdings at the time or                                               meet redemptions, each Fund may
  price it desires                                                            hold high quality short-term
                                                                              securities (including repurchase
                                                                              agreements) and, for temporary or
                                                                              extraordinary purposes, may borrow
                                                                              from banks up to 33 1/3% of the
                                                                              value of its total assets
                                                                              including drawing on a line of
                                                                              credit

LEGAL PROCEEDINGS RELATING TO BANC ONE INVESTMENT ADVISORS CORPORATION AND CERTAIN OF ITS AFFILIATES


Except as indicated in Appendix A to this prospectus, none of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.)(JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor of all of the JPMorgan Funds and administrator of JPMorgan Funds (except for the Value Opportunities Fund) effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, certain current trustees of the Funds and certain former trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of certain current trustees of the Funds and certain former trustees of the former One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisers (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees.

BOIA is now known as JPMorgan Investment Advisors Inc.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Mid Cap Value Fund for the fiscal year ended 9/30/00 and prior has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. All other information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is also available upon request.


INSTITUTIONAL CLASS SHARES


                                                               PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                              INCOME FROM INVESTMENT OPERATIONS:                    LESS DISTRIBUTIONS:
                                          -----------------------------------------    -------------------------------------------
                                                            NET GAINS
                                                         OR LOSSES ON
                             NET ASSET           NET       SECURITIES                   DIVIDENDS
                                VALUE,    INVESTMENT            (BOTH    TOTAL FROM      FROM NET   DISTRIBUTIONS
                             BEGINNING        INCOME     REALIZED AND    INVESTMENT    INVESTMENT    FROM CAPITAL            TOTAL
                             OF PERIOD        (LOSS)      UNREALIZED)    OPERATIONS        INCOME           GAINS    DISTRIBUTIONS
MID CAP VALUE FUND

Year Ended 12/31/04         $    18.77          0.17@            3.77          3.94          0.10            0.31             0.41
Year Ended 12/31/03         $    14.52          0.17@            4.27          4.44          0.08            0.11             0.19
Year Ended 12/31/02         $    14.14          0.15@            0.30          0.45          0.06            0.01             0.07
10/1/01 Through 12/31/01^   $    13.47          0.03@            1.48          1.51          0.09            0.75             0.84
Year Ended 9/30/01          $    13.06          0.15@            1.28          1.43          0.15            0.87             1.02
Year Ended 9/30/00          $    13.56          0.11             2.59          2.70          0.09            3.11             3.20

US SMALL COMPANY FUND

Year Ended 12/31/04         $    13.88            --@            1.89          1.89            --            2.00             2.00
Year Ended 12/31/03         $     9.95          0.04@            3.94          3.98          0.05              --             0.05
Year Ended 12/31/02         $    12.57          0.05            (2.61)        (2.56)         0.06              --             0.06
6/1/01 Through 12/31/01^^   $    13.34          0.05@           (0.78)        (0.73)         0.04              --             0.04
Year Ended 5/31/01          $    15.11          0.08             0.03          0.11          0.09            1.79             1.88
Year Ended 5/31/00          $    11.98          0.04             3.10          3.14          0.01              --             0.01



  ^  The Fund changed its fiscal year end from September 30 to December 31.
 ^^  The fund changed its fiscal year end from May 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                 NET ASSET
                                VALUE, END        TOTAL
                                 OF PERIOD   RETURN (a)
MID CAP VALUE FUND

Year Ended 12/31/04             $    22.30        20.99%
Year Ended 12/31/03             $    18.77        30.62%
Year Ended 12/31/02             $    14.52         3.23%
10/1/01 Through 12/31/01^       $    14.14        11.30%
Year Ended 9/30/01              $    13.47        11.19%
Year Ended 9/30/00              $    13.06        23.76%

US SMALL COMPANY FUND

Year Ended 12/31/04             $    13.77        13.82%
Year Ended 12/31/03             $    13.88        40.03%
Year Ended 12/31/02             $     9.95       (20.36%)
6/1/01 Through 12/31/01^^       $    12.57        (5.50%)
Year Ended 5/31/01              $    13.34         0.94%
Year Ended 5/31/00              $    15.11        26.23%

                                                                   RATIOS/SUPPLEMENTAL DATA:
                           --------------------------------------------------------------------------------------------------------
                                                                RATIOS TO AVERAGE NET ASSETS: #
                                        ---------------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                           NET ASSETS,                         NET                 EXPENSES           INCOME (LOSS)
                                END OF                  INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,   PORTFOLIO
                                PERIOD          NET         INCOME           REIMBURSEMENTS          REIMBURSEMENTS    TURNOVER
                            (MILLIONS)     EXPENSES         (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
MID CAP VALUE FUND

Year Ended 12/31/04        $     1,215         0.75%          0.83%                    1.05%                   0.53%         41%
Year Ended 12/31/03        $       334         0.75%          1.00%                    1.07%                   0.68%         32%
Year Ended 12/31/02        $        59         0.75%          1.01%                    1.22%                   0.54%         51%
10/1/01 Through 12/31/01^  $         4         0.75%          0.94%                    3.30%!!                (1.61%)        15%
Year Ended 9/30/01         $         4         0.75%          1.07%                    3.25%!!                (1.43%)        98%
Year Ended 9/30/00         $         5         0.97%          0.84%                    4.24%!!                (2.43%)        99%

US SMALL COMPANY FUND

Year Ended 12/31/04        $        92         0.83%          0.00%                    0.97%                  (0.14%)       129%
Year Ended 12/31/03        $       183         0.83%          0.33%                    0.95%                   0.21%         78%
Year Ended 12/31/02        $       214         0.83%          0.41%                    0.93%                   0.31%         90%
6/1/01 Through 12/31/01^^  $       269         0.82%          0.57%                    0.86%                   0.53%         48%~
Year Ended 5/31/01         $       410         0.82%          0.54%                    0.82%                   0.54%        110%~
Year Ended 5/31/00         $       358         0.80%          0.26%                    0.82%                   0.24%        104%~

INSTITUTIONAL CLASS SHARES



                                                PER SHARE OPERATING PERFORMANCE:
                                     -----------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                 --------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                      NET ASSET         NET     SECURITIES
                                         VALUE,  INVESTMENT          (BOTH   TOTAL FROM
                                      BEGINNING      INCOME   REALIZED AND   INVESTMENT
                                      OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS
DISCIPLINED EQUITY FUND

Year Ended 12/31/04                  $    13.49        0.22           1.28         1.50
Year Ended 12/31/03                  $    10.55        0.18           2.92         3.10
Year Ended 12/31/02                  $    14.19        0.13@         (3.63)       (3.50)
6/1/01 Through 12/31/01^             $    15.65        0.07@         (1.44)       (1.37)
Year Ended 5/31/01                   $    17.54        0.14          (1.89)       (1.75)
Year Ended 5/31/00                   $    17.57        0.17           0.81         0.98

DIVERSIFIED FUND

Year Ended 12/31/04                  $    12.80        0.25@          0.96         1.21
Year Ended 12/31/03                  $    10.76        0.19@          2.07         2.26
Year Ended 12/31/02                  $    12.65        0.25@         (1.89)       (1.64)
7/1/01 Through 12/31/01*             $    13.20        0.14@         (0.50)       (0.36)
Year Ended 6/30/01                   $    14.93        0.39          (1.38)       (0.99)
Year Ended 6/30/00                   $    14.69        0.38           0.61         0.99

U.S. EQUITY FUND

Year Ended 12/31/04                  $     9.99        0.12@          0.97         1.09
Year Ended 12/31/03                  $     7.61        0.09@          2.38         2.47
Year Ended 12/31/02                  $    10.44        0.06          (2.82)       (2.76)
6/1/01 Through 12/31/01^             $    11.12        0.03@         (0.66)       (0.63)
Year Ended 5/31/01                   $    12.79        0.08          (0.96)       (0.88)
Year Ended 5/31/00                   $    15.08        0.11           0.26         0.37

                                            PER SHARE OPERATING PERFORMANCE:
                                     ----------------------------------------------------
                                                    LESS DISTRIBUTIONS:
                                     ----------------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL   RETURN OF          TOTAL
                                         INCOME          GAINS     CAPITAL  DISTRIBUTIONS
DISCIPLINED EQUITY FUND

Year Ended 12/31/04                        0.21             --          --+          0.21
Year Ended 12/31/03                        0.16             --          --           0.16
Year Ended 12/31/02                        0.14             --          --           0.14
6/1/01 Through 12/31/01^                   0.09             --          --           0.09
Year Ended 5/31/01                         0.14             --          --           0.14
Year Ended 5/31/00                         0.18           0.83          --           1.01

DIVERSIFIED FUND

Year Ended 12/31/04                        0.27             --          --           0.27
Year Ended 12/31/03                        0.22             --          --           0.22
Year Ended 12/31/02                        0.25             --          --           0.25
7/1/01 Through 12/31/01*                   0.19             --          --           0.19
Year Ended 6/30/01                         0.38           0.36          --           0.74
Year Ended 6/30/00                         0.27           0.48          --           0.75

U.S. EQUITY FUND

Year Ended 12/31/04                        0.11             --          --           0.11
Year Ended 12/31/03                        0.09             --          --           0.09
Year Ended 12/31/02                        0.07             --          --           0.07
6/1/01 Through 12/31/01^                   0.03           0.02          --           0.05
Year Ended 5/31/01                         0.08           0.71          --           0.79
Year Ended 5/31/00                         0.11           2.55          --           2.66


  ^  The Fund changed its fiscal year end from May 31 to December 31.
  *  The Fund changed its fiscal year end from June 30 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
(e) Prior to September 10, 2001, the Fund invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(d) Prior to September 10, 2001, the Fund invested all of its investable assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

(u) Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.
  +  Amount rounds to less than $.005.

                           PER SHARE OPERATING PERFORMANCE:
                          ----------------------------------
                           NET ASSET
                          VALUE, END            TOTAL
                           OF PERIOD           RETURN (a)
DISCIPLINED EQUITY FUND

Year Ended 12/31/04       $    14.78                11.23%
Year Ended 12/31/03       $    13.49                29.60%
Year Ended 12/31/02       $    10.55               (24.76%)
6/1/01 Through 12/31/01^  $    14.19                (8.73%)
Year Ended 5/31/01        $    15.65                (9.99%)
Year Ended 5/31/00        $    17.54                 5.54%

DIVERSIFIED FUND

Year Ended 12/31/04       $    13.74                 9.55%
Year Ended 12/31/03       $    12.80                21.20%
Year Ended 12/31/02       $    10.76               (13.00%)
7/1/01 Through 12/31/01*  $    12.65                (2.71%)
Year Ended 6/30/01        $    13.20                (6.69%)
Year Ended 6/30/00        $    14.93                 6.88%

U.S. EQUITY FUND

Year Ended 12/31/04       $    10.97                10.96%
Year Ended 12/31/03       $     9.99                32.63%
Year Ended 12/31/02       $     7.61               (26.50%)
6/1/01 Through 12/31/01^  $    10.44                (5.63%)
Year Ended 5/31/01        $    11.12                (6.99%)
Year Ended 5/31/00        $    12.79                 2.45%

                                                              RATIOS/SUPPLEMENTAL DATA:
                          -------------------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                       --------------------------------------------------------------------
                                                                                            NET INVESTMENT
                          NET ASSETS,                    NET               EXPENSES          INCOME (LOSS)
                               END OF             INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                               PERIOD       NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                           (MILLIONS)  EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (a)
DISCIPLINED EQUITY FUND

Year Ended 12/31/04       $       342      0.45%        1.52%                  0.60%                  1.37%          49%
Year Ended 12/31/03       $       418      0.45%        1.24%                  0.60%                  1.09%          77%
Year Ended 12/31/02       $       924      0.45%        1.09%                  0.65%                  0.89%          74%
6/1/01 Through 12/31/01^  $     1,162      0.45%        0.86%                  0.60%                  0.71%          33%(e)
Year Ended 5/31/01        $     1,210      0.45%        0.85%                  0.55%                  0.75%          72%(e)
Year Ended 5/31/00        $     1,476      0.45%        1.04%                  0.55%                  0.94%          56%(e)

DIVERSIFIED FUND

Year Ended 12/31/04       $       259      0.65%        1.90%                  0.94%                  1.61%         242%
Year Ended 12/31/03       $       281      0.65%        1.68%                  0.93%                  1.40%         210%
Year Ended 12/31/02       $       255      0.65%        1.98%                  0.91%                  1.72%         232%
7/1/01 Through 12/31/01*  $       505      0.65%        2.21%                  0.87%                  1.99%         107%(d)
Year Ended 6/30/01        $       582      0.65%        2.75%                  0.83%                  2.57%         185%(d)
Year Ended 6/30/00        $       622      0.65%        2.48%                  0.80%                  2.33%         217%(d)

U.S. EQUITY FUND

Year Ended 12/31/04       $        64      0.64%        1.20%                  0.74%                  1.10%          82%
Year Ended 12/31/03       $        76      0.64%        0.91%                  0.76%                  0.79%         101%
Year Ended 12/31/02       $        79      0.64%        0.74%                  0.77%                  0.61%          83%
6/1/01 Through 12/31/01^  $        90      0.65%        0.55%                  0.70%                  0.50%          48%(u)
Year Ended 5/31/01        $       151      0.62%        0.57%                  0.64%                  0.55%          81%(u)
Year Ended 5/31/00        $       241      0.60%        0.76%                  0.63%                  0.73%          89%(u)

APPENDIX A--LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION

  LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION AFFECTING FUNDS
       THAT ACQUIRED ASSETS FROM A FORMER SERIES OF ONE GROUP MUTUAL FUNDS

ON FEBRUARY 18, 2005, ONE OR MORE OF THE FUNDS OFFERED IN THIS PROSPECTUS ACQUIRED THE ASSETS AND LIABILITIES OF A SERIES OF ONE GROUP MUTUAL FUNDS (NOW KNOWN AS JPMORGAN TRUST II). AS A RESULT OF THAT ACQUISITION OF ASSETS AND LIABILITIES, THE FOLLOWING DISCLOSURE IS APPLICABLE TO ANY FUND THAT ACQUIRED THE ASSETS AND LIABILITIES OF A SERIES OF ONE GROUP MUTUAL FUNDS.

In addition to the matters involving the Securities and Exchange Commission
(SEC) and New York Attorney General (NYAG) discussed in "Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates," over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors Corporation (BOIA), Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the Funds' former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, certain current Trustees of the Funds and certain former Trustees of One Group Mutual Funds. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the One Group Mutual Funds' investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees.

It is possible that these matters, the SEC and NYAG settlements, and/or related developments may result in increased redemptions of any Fund that acquired the assets and liabilities of a series of One Group Mutual Funds and reduced sales of such Fund's shares, which could result in increased costs and expenses and otherwise adversely affect any such Fund.

ANNUAL AND CUMULATIVE EXPENSE EXAMPLES

The settlement agreement with the NYAG requires BOIA to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The "Gross Expense Ratio" includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The "Net Expense Ratio" is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

REDUCED RATE FUND


FUND                                  CLASS         NET EXPENSE RATIO    GROSS EXPENSE RATIO
-------------------------         -------------     -----------------    -------------------
JPMorgan U.S. Equity Fund         Institutional          0.64%                  0.69%


NON-REDUCED RATE FUND


FUND                                  CLASS         NET EXPENSE RATIO    GROSS EXPENSE RATIO
-------------------------         -------------     -----------------    -------------------
JPMorgan Diversified Fund         Institutional          0.65%                  0.89%


A Fund's annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund's fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:


- On May 1, 2005, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;


-  Your investment has a 5% return each year;

- The Fund's operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

- At the time of purchase, any applicable initial sales charges (loads) are deducted; and

-  There is no sales charge (load) on reinvested dividends.

- The Reduced Rate for the JPMorgan U.S. Equity Fund is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

- The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

"Annual Net Return" shows what effect the "Annual Costs" will have on the assumed 5% annual return for each year. "Gross Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. "Net Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under "Annual Costs."

YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

JPMORGAN U.S. EQUITY FUND


                                 INSTITUTIONAL CLASS
                      ----------------------------------------
                                GROSS          NET        NET
                      ANNUAL  CUMULATIVE   CUMULATIVE   ANNUAL
PERIOD ENDED          COSTS     RETURN       RETURN     RETURN
--------------------  ------  ----------   ----------   ------
April 30, 2006        $   65        5.00%        4.36%    4.36%
April 30, 2007        $   74       10.25%        8.86%    4.31%
April 29, 2008        $   77       15.76%       13.55%    4.31%
April 30, 2009        $   80       21.55%       18.44%    4.31%
April 30, 2010        $   83       27.63%       23.55%    4.31%
April 30, 2011        $   87       34.01%       28.87%    4.31%
April 29, 2012        $   91       40.71%       34.43%    4.31%
April 30, 2013        $   95       47.75%       40.22%    4.31%
April 30, 2014        $   99       55.13%       46.26%    4.31%
April 30, 2015        $  103       62.89%       52.57%    4.31%

JPMORGAN DIVERSIFIED FUND


                                 INSTITUTIONAL CLASS
                      ----------------------------------------
                                GROSS         NET        NET
                      ANNUAL  CUMULATIVE   CUMULATIVE   ANNUAL
PERIOD ENDED          COSTS     RETURN       RETURN     RETURN
--------------------  ------  ----------   ----------   ------
April 30, 2006        $   66        5.00%        4.35%    4.35%
April 30, 2007        $   95       10.25%        8.64%    4.11%
April 29, 2008        $   99       15.76%       13.10%    4.11%
April 30, 2009        $  103       21.55%       17.75%    4.11%
April 30, 2010        $  107       27.63%       22.59%    4.11%
April 30, 2011        $  111       34.01%       27.63%    4.11%
April 29, 2012        $  116       40.71%       32.87%    4.11%
April 30, 2013        $  121       47.75%       38.33%    4.11%
April 30, 2014        $  126       55.13%       44.02%    4.11%
April 30, 2015        $  131       62.89%       49.94%    4.11%

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

                       THIS PAGE INTENTIONALLY LEFT BLANK.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMORGAN FUNDS SERVICES
P.O. BOX 8528
BOSTON, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Mid Cap Value Fund and Value Opportunities Fund is 811-21295

Investment Company Act File No. for Mid Cap Value Fund is 811-8189

Investment Company Act File No. for Value Opportunities Fund is 811-4321


(C) JPMorgan Chase & Co. All Rights Reserved. May 2005

[JPMORGAN ASSET MANAGEMENT LOGO]
PR-EQI-505

44



                                 JPMorgan Funds
                     JPMorgan Value Opportunities Fund, Inc.


                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2005

                             1101 Vermont Avenue, NW
                             Washington, D.C. 20005
                                 (202) 842-5665
                                  (800)972-9274


JP Morgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. This Statement of Additional Information ("SAI") relating to the Fund is not a prospectus and should be read in conjunction with the Fund's prospectuses dated May 1, 2005 ("Prospectuses"), as supplemented from time to time. The Fund's Annual Report dated December 31, 2004 is incorporated by reference into the Statement of Additional Information. Copies of the Fund's Prospectus, Annual Report and Semi-Annual Report are available, without charge, upon request by writing or calling the Secretary of the Fund at the above address and phone number.


 The Prospectuses and the Financial Statements, including the Independent Registered Public Accountants' Reports, are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. ("JPMDS"), the Fund's distributor at PO BOX 711235, Columbus, OH 43271-1235.

  For more information about the Fund or the Financial Statements, simply write or call:

                             JPMorgan Funds Services
                                  P.O. Box 8528
                              Boston, MA 02266-8528
                                 1-800-480-4111
                            --------------------------


                      JPMorgan Distribution Services, Inc.
                                   Distributor

                        Washington Management Corporation
                                Business Manager

                      J.P. Morgan Investment Management Inc.
                                     Adviser










                                TABLE OF CONTENTS

CAPTION                                                      PAGE


General Information                                            3
Investment Strategies and Policies                             3
Investment Restrictions                                       15
Management of the Fund                                        17
Director Compensation and Fund Ownership                      18
Other Fund Officers                                           19
Codes of Ethics                                               20
Proxy Voting Procedures and Guidelines                        20
Portfolio Holdings Disclosure                                 21
Investment Advisory and Other Services                        22
Distributor                                                   26
Distribution Plans                                            26
Custodian and Transfer Agent                                  28
Shareholder Servicing                                         28
Expenses                                                      29
Financial Intermediaries                                      30
Cash Compensation to Financial Intermediaries                 30
Independent Registered Public Accounting Firm                 31
Purchases, Redemptions and Exchanges                          31
Dividends and Distributions                                   33
Net Asset Value                                               34
Portfolio Transactions                                        35
Description of Shares, Voting Rights and Liabilities          37
Distributions and Tax Matters                                 38
Additional Information                                        43
Financial Statements                                          43
-





                               GENERAL INFORMATION

JPMorgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund operated as The Growth Fund of Washington until December 31, 2001 with a different investment objective, a different investment adviser and different investment policies. The Fund offers four classes of shares: Class A, Class B, Class C and Institutional.


Washington Management Corporation, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated ("JLG"), is the Fund's business manager (the "Business Manager"). J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser"), a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan Chase"), is the Fund's Investment Adviser. JPMIM became the Fund's investment adviser on December 31, 2001. JPMorgan Distribution Services, Inc.
(formerly known as One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan Chase, is the distributor ("JPMDS" or the "Distributor") of the Fund's shares.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. ("JPMorgan Chase Bank"), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other government agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower that the amount originally invested by the investor.

                       INVESTMENT STRATEGIES AND POLICIES

                               Equity Investments

         The equity securities in which the Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter ("OTC") market as well as certain restricted or unlisted securities.

         Equity Securities. The equity securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Preferred stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

         The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         Common Stock Warrants and Rights. The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the "strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         The Fund may invest in rights. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuers to shareholders.

         Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire worthless if not exercised on or prior to the expiration date.

                               Foreign Investments


         Foreign Securities. The Fund may invest in certain foreign securities. The Fund is not currently expected to be used to increase direct exposure to foreign securities. For purposes of the Fund's investment policies, an issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50 percent of its revenue or profits from such country or has at least 50 percent of its assets situated in such country.


         Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs'") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Fund's currency exposure related to foreign investments.


                    Corporate Bonds and Other Debt Securities

         Corporate Bonds. The Fund may invest in bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other financial issuers to the extent consistent with its investment objectives and policies. All debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. See "Quality and Diversification Requirements."

         Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage banks, commercial banks and savings and loan associations. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Macs"). No assurance can be given that the U.S. government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates") and other collateralized mortgage obligations ("CMOs").

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. government agencies, instrumentalities and sponsored enterprises (such as and the Federal National Mortgage Association ("Fannie Maes") and Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities, the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Asset-Backed Securities. The Fund may invest in asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

         Collateralized securities are subject to certain additional risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower.




                            Money Market Instruments

         Although the Fund intends under normal circumstances and to the extent practicable to be fully invested in equity securities, the Fund may invest in money market instruments to the extent consistent with its investment objective and policies. The Fund may invest in money market instruments pending other investment or settlement for liquidity or in adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

         U.S. Government Obligations. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         The Fund may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency"s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         Bank Obligations. The Fund may invest in bank obligations. Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of the U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market; there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years. Investments in bank obligations are limited to those of U.S banks (including their foreign branches) which have assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the Adviser to meet comparable credit standing criteria.

         The Fund will not invest in obligations for which the Adviser, or any of their affiliated persons, is the ultimate obligor or accepting bank.

         Commercial Paper. The Fund may invest in commercial paper. Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks, corporations, or other borrowers to investors with temporary idle cash. Commercial paper includes master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of an affiliate of the Adviser to whom such affiliate, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if the agreement is collateralized by securities in which the Fund is permitted to invest. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short; from overnight to one week, and at no time will the Fund invests in repurchase agreements for more than thirteen months. The securities during the term of the agreement, which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Fund's restrictions on purchases of illiquid securities. The Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund.


                             Additional Investments

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value ("NAV") and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with JPMorgan Chase Bank, the Fund's custodian (see "Custodian"), a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.


         Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act and consistent with its investment objective and strategy. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The SEC has granted an exemptive order permitting the Fund to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period, which exceeds the duration of the reverse repurchase agreement. The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

         Illiquid Investments; Privately Placed and Other Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Board of Directors. The Directors will monitor the Adviser's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITS or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

               Diversification and Quality Requirements

          The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies and instrumentalities and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of a Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

          The Fund will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Distributions and Tax Matters." To meet these requirements, the Fund must diversify its holdings so that with respect to 50% of the Fund's assets, no more than 5% of its assets are invested in the securities of any one issuer other than the U.S. government at the close of each quarter of the Fund's tax able year. The Fund may with respect to the remaining 50% of its assets, invest up to 25% of its assets in the securities of any one issuer (except this limitation does not apply to U.S. government securities).

          The Fund may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P and the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must by of comparable quality in the Adviser's opinion. At the time the Fund invests in any other short-term debt securities, they must be rate A or higher by Moody's or S&P, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

          In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

                        Options and Futures Transactions

          Exchange Traded and OTC Options. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Board of Directors. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

          Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

          Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

          The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay an initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

          Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

          Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

          Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Option" above for a discussion of the liquidity of options not traded on an exchange.)

          Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

          Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                        Swaps and Related Swap Products

          The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

          The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that the Fund may be required to pay.

          Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a"basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

          The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund payments by the parties will be exchanged on a "net basis", and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

          The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

          The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund.

          The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

          The Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement. The Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

          The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Directors which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

          The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

                                 Risk Management

          The Fund may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the Fund's exposure to the equity markets of particular countries by purchasing futures contracts on the stock indices of those countries to increase exposure to their equity markets. Such non-hedging risk management techniques are not speculative, but because they involve leverages, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                               Portfolio Turnover


          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securitie) by the average market value of the Fund. The Adviser intends to mamage the Fund's assets by buying and selling securities to help attain its investment objective. The Fund's portfolio turnover rates for the last two fiscal years were 41% for fiscal 2004 and 61% for fiscal 2003. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Distributions and Tax Matters" below.




                             INVESTMENT RESTRICTIONS

 Investment Restrictions

 The Fund has adopted the following restrictions which, together with its investment objective, are its fundamental policies. These fundamental policies cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. The Act defines "majority" as the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

      The Fund's fundamental investment restrictions are:

 (1): The Fund may not borrow money, except to the extent permitted by applicable law.

 (2): The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act.

 (3): The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or instruments issued by issuers that invest in real estate.

 (4): The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

 (5): The Fund may make loans to other persons, in accordance with the Fund's investment objective and policies to the extent permitted by applicable law.

 (6): The Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

(7): The Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

(8): The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

The following restrictions are not fundamental and may be changed by the Fund without shareholder approval, in compliance with applicable law, regulation, or regulatory policy.

The Fund may not:

(a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(b) purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

(c) invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto;

 (d) pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets; or

(e) acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification, if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.



                             MANAGEMENT OF THE FUND

NAME                     YEAR FIRST
POSITION W/ FUND         ELECTED A             PRINCIPAL                          OTHER DIRECTORSHIPS
YEAR OF BIRTH            DIRECTOR*1*          OCCUPATION*2*                          HELD BY DIRECTOR *3*
-------------------------------------------------------------------------------------------------------------

Independent Directors

Cyrus A. Ansary             1985            President, Investment                The American Funds Tax-Exempt Series I;
   Director                                   Services International, LLC*4*       Washington MutualInvestors Fund
   1933

Daniel J. Callahan III      2001            Vice Chairman and Treasurer,         The American Funds Tax-ExemptSeries I;
   Director                                   The Morris and Gwendolyn             Washington Mutual Investors Fund;
   1932                                       Cafritz Foundation

James C. Miller III         2001            Chairman, CapAnalysis Group;         FLYi , Inc.;
   Director                                   Former Counselor, Citizens for     The American Funds Tax-Exempt Series I;
   1942                                       a Sound Economy                    Washington Mutual Investors Fund

Katherine D. Ortega         2003            Former Treasurer of the              The Kroger Co.; Rayonier Inc.;
   Director                                   United States                      The American Funds Tax-Exempt Series I;
   1934                                                                          Washington Mutual Investors Fund

J. Knox Singleton           2004            President and Chief Executive,       Healthcare Realty Trust, Inc.;
   Director                                   INOVA Health System                The American Funds Tax-Exempt Series I;
   1948                                                                          Washington Mutual Investors Fund

T. Eugene Smith             1985            President,                           The American Funds Tax-Exempt Series I;
   Director                                  T. Eugene Smith, Inc.*5*            Washington Mutual Investors Fund
   1930



                              Interested Directors

James H. Lemon, Jr.         1985            Chairman & Chief Executive           The American Funds Tax-ExemptSeries I;
   Chairman                                  Officer, The Johnston-Lemon          Washington Mutual Investors Fund
   1936                                      Group, Incorporated*6*

Harry J. Lister             1985             Director,                           The American Funds Tax-Exempt Series I;
    Vice Chairman                             Washington Management              Washington Mutual Investors Fund
     1936                                     Corporation

Jeffrey L. Steele           2001              Director &                         The American Funds Tax-Exempt Series I;
    President &                               President, Washington              Washington Mutual Investors Fund
    Director                                  Management Corporation
    1945



The address for all Directors is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1*Directors serve until their resignation, removal or retirement.
*2* Reflects current principal occupation and principal employment during the past 5 years. Corporate positions may have changed during the period. *3* This includes all directorships that are held by each Director as a director of a public company or registered investment company (other than for the Fund). No Director serves as a director for any other fund in the JPMorgan fund complex. *4* The principal business of Investment Services International, LLC is a private investment company for various operating entities. *5* The principal business of T. Eugene Smith, Inc. is real estate consulting, planning and development. *6* The principal business of The Johnston-Lemon Group, Incorporated is a financial services holding company.

             DIRECTOR COMPENSATION AND FUND OWNERSHIP

                          AGGREGATE COMPENSATION*1*           AGGREGATE DOLLAR
                            FROM THE FUND*2*                 RANGE*3* OF SHARES
                            DURING FISCAL YEAR              OWNED IN THE FUND AS
NAME                       ENDED DECEMBER 31,  2004         OF DECEMBER 31, 2004

                              Independent Directors

Cyrus A. Ansary                        $3,200                     $10,001-50,000
Daniel J. Callahan III                 $2,800                          None
James C. Miller III                    $2,400                     $10,001-50,000
Katherine D. Ortega                    $2,800                     $10,001-50,000
J. Knox Singleton                      $1,600                     $10,001-50,000
T. Eugene Smith                        $3,600                 More than $100,000


                              Interested Directors

James H. Lemon, Jr.                    None                   More than $100,000
Harry J. Lister                        None                   More than $100,000
Jeffery L. Steele                      None                      $50,001-100,000

*1* The Fund currently pays each "independent" director an attendance fee of $400 for each Board of Directors meeting and $400 for each committee meeting attended. No compensation is paid by the Fund to any Director who is a director, officer, or employee of the Business Manager, Investment Adviser or their affiliates. *2* No director serves on any other fund board in the JPMorgan fund complex. None has any pension or retirement benefit from the Fund.
*3* Ownership disclosure is made using the following ranges: none; $1-10,000; $10,001-50,000; $50,001-100,000; and more than $100,000.


     The Fund has an Audit Committee composed of Katherine D. Ortega (Chair), Cyrus A. Ansary, James C. Miller III and T. Eugene Smith, all of whom are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"). The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.

         The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

         The Fund has a Proxy Committee composed of T. Eugene Smith, Harry J. Lister and Daniel J. Callahan. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio, making determinations with regard to certain contested proxy voting issues and discussing related current issues.

    There were five Board of Directors meetings, two Audit Committee meetings, one Governance Committee meeting and one Proxy Committee meeting during the fiscal year ended December 31, 2004.


                                            OTHER FUND OFFICERS
NAME                                                                                             OFFICER
(POSITION WITH FUND) *1*                          PRINCIPAL                                    CONTINUOUSLY
AGE YEAR OF BIRTH                               OCCUPATION *2*                                      SINCE

Stephen Hartwell                           Chairman,                                               1985
(Executive Vice President)                 Washington Management Corporation
1915

Howard L. Kitzmiller                       Director, Senior Vice President,                        1985
(Senior Vice President                     Secretary and Assistant Treasurer,
and Secretary)                             Washington Management Corporation
1930

Michael W. Stockton                         Director , Vice President, Assistant Secretary         1993
(Vice President, Treasurer,                and Assistant Treasurer,
Chief Financial Officer                    Washington Management Corporation
and Assistant Secretary)
1967

Ralph S. Richard                           Director, Vice President and Treasurer,                 1998
(Vice President)                           Washington Management Corporation
1919

Lois A. Erhard                             Vice President,                                         1987
(Vice President)                           Washington Management Corporation
1952

J. Lanier Frank                            Assistant Vice President, 1995
(Assistant Vice President)                 Washington Management Corporation                       1961

Ashley L. Shaw *3*                         Assistant Secretary, 2000
(Assistant Secretary and                   Washington Management Corporation
Assistant Treasurer)                                                                               1969


The address for all Officers is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.
*1* Officers hold office until their respective successors are elected, or until they resign or are removed.
*2* Reflects
current principal occupation and principal employment during the past five years. Corporate positions may have changed during the period.
*3* Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Directors of the Fund, acting on behalf of shareholders, direct and coordinate the Fund's overall policies and have retained the services of the Business Manager and Adviser to operate the Fund.

                                 CODES OF ETHICS

    The Fund, the Business Manager, JPMDS and JPMIM have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

    The code of ethics adopted by JPMIM requires that all employees must: (i) place the interest of the accounts which are managed by JPMIM first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of JPMIM are also prohibited from certain mutual fund trading activity including "excessive trading" of shares of a mutual fund as such term is defined in the applicable JPMorgan Fund's Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. JPMIM's code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by an investment company advised by JPMIM subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).


    JPMDS's code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first;
(ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including "excessive trading" of shares of a mutual fund as such tern us defined in the applicable JPMorgan Fund's Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS's code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the JPMorgan Funds subject to the policies and restrictions in such code of ethics.


                     PROXY VOTING PROCEDURES AND GUIDELINES

    The Fund's Board of Directors oversees the voting of proxies of shares held by the Fund and has appointed a Committee on Proxy Voting Procedures to assist it. Members of the Committee are Messrs. Smith, Callahan and Lister. The Board has authorized the President of the Fund (the "Voting Officer") to vote individual proxies and has approved "proxy voting procedures and policy" (the "Guidelines") which are used by the Voting Officer in deciding how to vote on particular matters. The Guidelines provide to the Voting Officer guidance on how to vote on a variety of matters that are often the subject of shareholder voting. The Guidelines are not intended to be rigid rules and each matter is to be considered on a case-by-case basis and voted in the manner that the Voting Officer determines to be in the best interests of the Fund and its shareholders.

    The Guidelines provide that generally the Voting Officer should vote against
(i) defensive anti-takeover measures, (ii) staggered boards of directors, (iii) measures calling for the creation of special classes of shares with extra voting power and (iv) proposals that provide, in the judgment of the Voting Officer, for excessive compensation for directors and officers including stock option plans that may cause excessive dilution to shareholders. The Guidelines also provide that the Voting Officer should vote in favor of proposals to expense stock options for financial reporting purposes

    The Guidelines provide that the Voting Officer should assess on a case-by-case basis shareholder proposals relating to a wide range of social or political issues, weighing the impact of such proposals upon the company's shareholders. Finally, the Guidelines provide, as a general policy matter, that the Voting Officer should vote in support of corporate management on routine, non-controversial matters, but that the Voting Officer should exercise care in reviewing routine matters to assure that the matter to be voted upon does not give rise to issues that may call into question whether a vote in support of management is in the best interests of the Fund and its shareholders.

    If the Voting Officer is aware of any conflict of interest between the interests of Fund shareholders, on the one hand, and the interests of the Fund's investment adviser or any affiliated person of the Fund or its adviser, on the other hand, the Voting Officer will discuss and resolve that conflict of interest with a member of the Committee on Proxy Voting Procedures.

    Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available, (i) at www.jpmorganfunds.com or (ii) on the SEC's website at http://www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

    As described in the Prospectuses and pursuant to the Fund's portfolio holdings disclosure policy, no sooner than 30 days after month end, the Fund will make available to the public, upon request to the Fund (1-800-480-4111), an uncertified complete schedule of its portfolio holdings as of the last day of that prior month.

The Fund's publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Fund and (ii) clients of the Adviser or its affiliates that invest in the Fund or such clients' consultants. No compensation or other consideration is received by the Fund or the Adviser, or any other person for these disclosures. A list of the entities that receive the Fund's portfolio holdings information on such basis and, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

  -----------------------------------------------------------------------------

  Moody's Investor Service            Monthly        30 days after month end

  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Vickers Stock Research Group        Quarterly      30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Standard & Poor's                   Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  MorningStar Inc.                    Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Lipper Inc.                         Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Thompson Financial                  Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Bloomberg LP                        Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Investment Company Institute        Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------
  Casey Quirk & Acito                 Monthly        30 days after month end
  ---------------------------------- --------------- --------------------------
  ---------------------------------- --------------- --------------------------

  SG Constellation                    Weekly         1 day

  ---------------------------------- --------------- --------------------------


    In addition, certain service providers to the Fund or the Adviser and affiliates, Business Manager, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Fund's portfolio holdings information earlier than 30 days after month end, such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Fund (released quarterly ten days after trade date), transfer agents and entities providing CDSC financing. (released weekly one day after trade date). When the Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund's portfolio holdings and therefore the shareholder and its agent may receive such information earlier than 30 days after month end. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. "Conditions of confidentiality" include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Disclosure of the Fund's portfolio securities as an exception to the Fund's normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund's Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Fund or the Adviser, or any other person for these disclosures. The Fund's Directors will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Fund's shareholders on the one hand and the Fund's Adviser or any affiliated person of the Finder, such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund's portfolio securities is in the best interests of the Fund's shareholders. There can be no assurance, however, that a Fund's policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

         Portfolio holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Fund's Form N-CSRs and Form N-Qs will be available on the Fund's website www.jpmorganfunds.com and on the SEC website at www.sec.gov.


           The Fund also includes information concerning the Fund's top ten holdings and other related information, including statistical information about various financial characteristics of the Fund in marketing materials that are posted on www.jpmorganfunds.com no sooner than 15 days after the end of each month. One day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Fund.

           Finally, the Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         J.P. Morgan Investment Management Inc., a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. (which is a wholly-owned subsidiary of JPMorgan Chase), acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Directors may determine, JPMIM is responsible for investment decisions for the Fund. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

         Pursuant to the terms of the Advisory Agreement, JPMIM provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

         Certain of the assets of employee benefit accounts under the Adviser's management are invested in commingled pension trust funds for which JPMorgan Chase Bank serves as trustee.

         JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

         JPMorgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.

         The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the Advisory Agreement. The Adviser is free to and does render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See "Portfolio Transactions."

         Under separate agreements, JPMorgan Chase Bank also provides certain financial, fund accounting, recordkeeping and administrative services to the Fund. See "Shareholder Servicing" and "Custodian" sections.

         As compensation for services rendered to the Fund, the Fund pays the Adviser a fee, computed daily and paid monthly, of .500% per annum on the Fund's average daily net assets.

         Washington Management Corporation acts as business manager to the Fund pursuant to a Business Management Agreement (the "Business Management Agreement"). The primary function of the Business Manager is to oversee the various services and operations of the Fund. The Business Manager provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.

         The Fund pays the Business Manager, as compensation for services rendered to the Fund, a fee computed daily and paid monthly, of .175% per annum on the Fund's average daily net assets.


         During the fiscal year ended December 31, 2004, the Business Manager received a fee of $35,122 and the Investment Adviser received a fee of $165,265. During the fiscal year ended December 31, 2003, the Business Manager received a fee of $19,108 and the Investment Adviser received a fee of $129,761. During the fiscal year ended December 31, 2002, the Business Manager received $79,696 and the Adviser received $227,704.


         The Advisory Agreement and Business Management Agreement are subject to annual approval by (i) the Board of Directors of the Fund or (ii)vote of a majority (as defined in the Act) of the outstanding shares of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was last approved by shareholders at a meeting on December 5, 2001. The Business Management Agreement was last approved by shareholders at a meeting on April 29, 1991. The current Advisory and Business Managment Agreements are effective through the year ending March 31, 2006. The Advisory and Business Management Agreements are each terminable without penalty on not less than 60 days' notice by the Board of Directors of the Fund or by vote of the holders of a majority of the Fund's shares. Each will terminate automatically in the event of its assignment.

         The Advisory Agreement was last approved by the Board of Directors on, February 17, 2005 following a meeting on February 17, 2005 of the Fund's Governance Committee. The Governance Committee reviewed and considered a number of factors in recommending renewal of the existing Advisory Agreement. The Committee and the Board assessed, among other things, the quality of investment services provided by the Adviser, as well as other services provided by affiliates of the Adviser, fees and expenses borne by the Fund and comparable data for other mutual funds, the financial results and financial statements of the Adviser, brokerage and other policies of the Adviser, the Fund's portfolio turnover rate and the Adviser's brokerage policies as described below, under "Portfolio Transactions". The Board determined to continue the Advisory Agreement in light of the quality of the Adviser's performance on behalf of the Fund, the strength of the Adviser's organization and the reasonableness of the advisory fee.


         The Fund's Adviser, Distributor and Business Manager have a written agreement to waive or reimburse the Fund to the extent total operating expenses of the Institutional Share Class (excluding interest, taxes and extraordinary expenses) exceed 0.65% of average daily net assets through 4/30/06. Such waivers also have the effect of lowering Class A, B and C expenses. During the fiscal year ended December 31, 2004 the Adviser and Business Manager each waived $34,955 of their respective fees. During the fiscal year ended December 31, 2003 the Adviser and Business Manager each waived $40,558 of their respective fees.


         The Washington Management Corporation Foundation, a charitable foundation established by the Business Manager, located at 1101 Vermont Avenue, N.W., makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors and officers of the Fund, as well as all employees of the Business Manager and affiliates, may participate in a gift matching program sponsored by the Foundation.


                    PORTFOLIO MANAGERS OTHER ACCOUNTS MANAGED

         The following tables show information regarding all of the other accounts managed by each portfolio manager of the Fund as of December 31, 2004:

                      Registered Investment          Other Pooled Investment            Other Accounts
                             Companies                       Vehicles
                  Number of                      Number of                       Number of
                 Accounts      Total Assets      Accounts      Total Assets      Accounts      Total Assets

Brad Frishberg     2             $2.28 billion     1             $64.9 million      6           $1.1 billion
Alan Gutmann       2             $2.28 billion     1             $64.9 million      6           $1.1 billion

POTENTIAL CONFLICTS OF INTERESTS

         As shown in the above table, the portfolio managers may manage accounts in addition to the identified registered investment companies. The potential for conflicts of interest exists when the Adviser and its portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

         JPMIM. Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

         The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

         The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example,

         Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

         Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER COMPENSATION

         JPMIM. The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

         Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Each portfolio manager's performance with respect to the mutual funds he or she manages is evaluated relative to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

         Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock, also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of each fund beneficially owned by the Portfolio's lead portfolio managers as of December 31, 2004, the Funds' most recent fiscal year end.


               Aggregate Dollar Range of Securities in the Portfolio

                None    $1-$10,000  $10,001-$50,000  $50,001-$100,000   $100,001-$500,000   $500,001 -1,000,000   over $1,000,000
Brad Frishberg   X*
Alan Gutmann     X*


*In January 2005, both Mr. Frishberg and Mr. Gutmann purchased shares of the Fund giving them ownership in the range of $10,001-$50,000.


                                DISTRIBUTOR

          JPMDS serves as the Fund's distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, JPMDS has been granted the right, as agent of the Fund, to solicit and accept orders for the purchase of shares of the Fund in accordance with the terms of the Distribution Agreement between the Fund and JPMDS. JPMDS is an affiliate of JPMIM and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

         Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect with respect to the Fund only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Directors of the Fund and a vote of the Directors who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Fund, including a vote of a majority of the Directors who are not "interested persons" of the Fund, or by a vote of the holders of a majority of the Fund's outstanding shares. Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc., a wholly-owned, indirect subsidiary of The BISYS Group. Inc. served as the Fund's distributor.

                               DISTRIBUTION PLANS

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") pertaining to its Class A, Class B and Class C Shares of the Fund, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the applicable Prospectus(es). The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of the Fund may also benefit the Fund's other shares and other JPMorgan Funds.

         Class A Shares pay a Distribution Fee of up to 0.25% of average daily net assets and Class B and C Shares pay a Distribution Fee of up to 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and C Shares of up to 4.00% and 1.00%, respectively, of the purchase price of such shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and C Shares, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plans may be used to compensate broker-dealers with dealer service fees in an amount not to exceed 0.25% annualized of the average net asset values of Class A Shares or 0.25% annualized of the average net asset value of the Class B and C Shares maintained in the Fund by such broker-dealers' customers.

         With respect to Class B Shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B Shares in any one year will be accrued and paid by the Fund to JPMDS in fiscal years subsequent thereto. In determining whether to purchase Class B Shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B Shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

         Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan. Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of such Distribution Plan or in any agreement related to such plans ("Qualified Directors"). The Distribution Plans require that the Fund shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. The selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. A Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act). The Distribution Plans may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plans, and for the first two years such copies will be preserved in an easily accessible place. The table below sets forth the Distribution Fees paid to the Distributor for the fiscal periods indicated:


         The total amount paid to the Distributor under the Class A Distribution Plan for the fiscal year ended December 31, 2004 was $75,639 and for the fiscal year ended December 31, 2003 was $71,869. Only actual expenses of the Distributor, categories of which have been pre-approved, can be reimbursed up to the limit of 0.25% of average daily net assets annually under such Plan. Those amounts were expended as follows and such expenditures were reviewed quarterly by the Fund's Board of Directors:




                                               2004                2003
               Service Fees to Dealers        $66,398           $58,972


               Distributor's Selling and

               Servicing Expenses             $9,241            $12,897


         The Fund's Class B Distribution Plan had total plan expenses of $1,759 for fiscal year ended December 31, 2004 and $357 for the fiscal year ended December 31, 2003.



                             CUSTODIAN AND TRANSFER AGENT


          JPMorgan Chase Bank, an affiliate of JPMIM, located at 3 Chase MetroTech Center, Brooklyn, New York, NY 11245 serves as the Fund's custodian. As Custodian, it maintains custody of Fund assets, settles portfolio purchases and sales, collects portfolio income, maintains general ledger and capital stock accounts and investment ledgers, prepares daily trial balances and calculates net asset values.

         Boston Financial Data Services, Inc., ("BFDS" or "Transfer Agent"), located at 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Fund's transfer and dividend disbursing agent. The Transfer Agent maintains the Fund's official record of shareholders and, as dividend agent, is responsible for crediting dividends to shareholder accounts. Prior to February 19, 2005, DST Systems, Inc. served as the Fund's transfer agent and dividend disbursing agent.



                              SHAREHOLDER SERVICING


         The Fund has entered into a shareholder servicing agreement with JPMDS. Under the agreement, JPMDS is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be affected and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Transfer Agent; transmitting or assisting in processing purchase and redemption orders to the Fund's Transfer Agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing JPMDS of the gross amount of purchase orders for Fund shares; providing other related services; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Financial Intermediary) quarterly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses and other communications to shareholders of the Fund; receiving and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Fund or a shareholder may request. Financial Intermediaries may be required to register pursuant to state securities laws.


         The shareholder servicing agreement, unless sooner terminated will continue until March 31, 2006. Thereafter, if not terminated, the shareholder servicing agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Directors of the Fund who are not parties to the shareholder servicing agreement or interested persons (as defined in the 1940 Act) of any such party. The shareholder servicing agreement may be terminated without penalty, or not less than 60 days' prior written notice, by the Board of Directors or by JPMDS. The shareholder servicing agreement will also terminate automatically in the event of its assignment.

         Under the shareholder servicing agreement, the Fund has agreed to pay JPMDS for these services a fee at an annual rate of up to 0.25% for Class A, Class B and Class C Shares and up to 0.10% for the Institutional Share Class Shares. These fees are expensed as a percentage of the average daily NAV of Fund shares owned by or for shareholders. JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the shareholder servicing agreement with respect to the Fund on a month-to-month basis.


         JPMDS may enter into services contracts with certain Financial Intermediaries under which it will pay all or a portion of the 0.25% or 0.10% annual fee, as applicable, to such entities for performing shareholder and administrative services. Prior to February 19, 2005, JPMorgan Chase Bank served as shareholder servicing agent to the Fund. Class B shares paid $586 in 2004, $297 in 2003, and $119 in 2002 in Shareholder Service fees. No other share class paid an amount.


         Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by theFund to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

         For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the JPMorgan Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

         JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Fund or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Fund or to their shareholders , since it will be paid by JPMDS.

         JPMDS, JPMorgan Funds and their affiliates, agents and subagents may exchange among themselves and other certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

                               EXPENSES

          The Fund pays the expenses incurred in its operations. These expenses include: investment advisory and business management fees; the compensation of the independent Directors; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Fund; insurance premiums; trade association dues and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are all allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

         JPMIM and Washington Management Corporation have agreed that they will waive fees or reimburse the Fund as described in the Prospectuses.

                        FINANCIAL INTERMEDIARIES

         The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Fund, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or the Financial Intermediary's clients may reasonably request and agree upon with the Financial Intermediary.

         Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to the Fund or JPMDS.

         The Fund has authorized one or more Financial Intermediary to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary, or if applicable, that Financial Intermediary's authorized designee, accepts the order. These orders will be priced at the Fund's NAV next calculated after they are so accepted.

                  CASH COMPENSATION TO FINANCIAL INTERMEDIARIES

    JPMDS and JPMIM may compensate Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS and JPMIM or their affiliates from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

    Occasionally, JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMIM from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Fund. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a CDSC.

    Revenue Sharing Arrangements with Financial Institutions. Revenue sharing payments to financial institutions are usually structured in one of three ways:
(i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments.

    Finder's Fees. Financial Intermediaries who sell over $1 million of Class A shares of the Fund may receive a 1% finder's fee. Commissions are paid at a rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter.

    The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of their redemption.

    JPMDS reserves the right to alter or change the finders' fee policy at any time at its own discretion. If a Plan redeems all of the shares for which a finder's fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder's fee paid to the Financial Advisor or Intermediary rather than charge a CDSC to the Plan.

    JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    The independent registered public accounting firm for the Fund is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the Fund's financial statements and assists in the preparation and/or review of the Fund's federal and state income tax returns. Johnson, Lambert & Co. performed these services through the fiscal year ended December 31, 2001.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

         The JPMorgan Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The JPMorgan Funds may defer acting on a shareholder's instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.


         An investor may buy shares in the Fund: (i) through a Financial Intermediary; or (ii) through JPMDS by calling JPMorgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.


    The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing the Fund's NAV, as described in the section entitled "Valuation". This is a taxable transaction to the Shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, including without limitation the following: (i) the securities must be traded on a public securities market or have quoted bid and asked prices available; (ii) JPMIM must determine that acceptance is in the best interest of the Funds and conforms with the applicable Fund's fundamental objectives, policies and restrictions; and
(iii) the Fund may not accept unregistered securities which, if transferred, would be required to be registered.

         Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Fund has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

         Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for business. The investor's percentage of the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor's interest in a Fund as of such time on the following day the New York Stock Exchange is open for trading.

         Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other JPMorgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Fund may discontinue this exchange privilege at any time.

         Shares of a Fund may only be exchanged into another JPMorgan Fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund eachmonth; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

    If you withdraw more than the limits stated above in any given systematic withdrawal payment you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

    For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

    For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

    Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

    Additional Information about Class B and C Shares. The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.


    The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC period, as defined below.


    Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares purchased on or after May 1, 1996 will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

           Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares received by the Fund, or by a Financial Intermediary authorized to receive such orders, by the cut-off times indicated in the Fund's Prospectuses will be processed at the NAV next calculated after the order is received by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to receive purchase, exchange and redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the Prospectuses to the Fund by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

         Applicability of Excessive Trading Limits and Redemption Fees to Funds of Funds Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund and JPMorgan Investor Growth & Income Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Distributions and Taxes" in the Prospectuses. Dividends paid on Class A, Class B , Class C and Institutional Class Shares are calculated at the same time. In general, dividends on Class B and Class C Shares are expected to be lower than those on Class A Shares due to the higher distribution expenses borne by the Class B and Class C Shares and Institutional Share Class dividends will be higher than Class A. Dividends may also differ between classes as a result of differences in other class specific expenses.

         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at JPMorgan Chase Bank or at his or her Financial Intermediary or, in the case of certain JPMorgan Chase Bank customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                             NET ASSET VALUE

          The NAV of each class of the Fund is equal to the value of such class's pro rata portion of the Fund's investments less the class's pro rata portion of the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.

         The value of investments listed on a U.S. or Canadian securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange") that is reported before the time when the net Assets of the Fund are valued. If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price.

          Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund' NAV. Non-listed OTC options and swaps shall be valued at the evaluated price provided by a counterparty or third party broker.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed.

         The Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities will be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Fund are valued. If there has been no sale on the primary exchange on the valuation date, and the average of bid and ask quotations are less than or equal to the last sale price of local shares on the valuation date, the security shall be valued at the last sale price of the local shares. If the average of the bid and ask quotations on the primary exchange is greater than the last sale price of the local shares, the security shall be valued at the average of the closing bid and ask quotations of the foreign listed shares on the primary exchange. If, on the valuation date, there is no last sale, there is no bid or ask quotation, or the last sale for local shares is less than or equal to the mean of the bid or ask quotation, the value of the security shall be at the last sale price on the primary exchange up to five days prior to the valuation date unless a fair valuation condition exists.. Foreign listed shares for which the foreign ownership limit has not been reached shall be valued pari passu with the local shares. Foreign listed shares for which the foreign ownership limit has been reached and there are also locally traded shares shall generally be valued at the price of the last sale of the foreign listed shares on the primary exchange before the time when the net assets of the Funds are valued. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

         Fixed income securities with a maturity of 61 days or more are generally valued using market quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined by the Directors not to represent fair value.

         Securities or other assets for which market quotations are not readily available (including certain illiquid securities) or for which market quotations do not represent the value at the time of pricing are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors.

         Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of each Fund's net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's NAV is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                           PORTFOLIO TRANSACTIONS

         The Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund unless otherwise prohibited. See "Investment Strategies and Policies."

         Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser, the Fund or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is fair and reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Fund. The Board of Directors receives reports regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to the Fund. The term "brokerage and research services" includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

         Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. The fees that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

         Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting the Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and non-taxable money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions. An affiliated person of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff. The Fund may purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

         On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

         If the Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that the Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The Fund's brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2004, 2003, and 2002, amounted to $29,740, $45,896, and $48,576, respectively.

         Allocation of transactions, including their frequency, to various broker-dealers is determined by JPMIM based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, JPMIM is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Fund and/or other accounts over which JPMIM exercises investment discretion. JPMIM may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that JPMIM determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of JPMIM to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to JPMIM in connection with its services to other clients.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by JPMIM, and does not reduce the advisory fees payable to JPMIM by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Under JPMIM's policy, "soft dollar" services refer to arrangements which fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services which are research-related and enhance the investment decision-making process. JPMIM considers these soft dollar services to be either (1) market data services such as Bloomberg, Reuters, or Factset; or (2) third party research and publications such as UBS providing JPMIM with Gerson Lehrman research. Effective February 19, 2005, the Funds will not participate in JPMIM's soft dollar arrangements described above.

                  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Fund is a diversified, open-end investment company which was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund offers Class A, Class B, Class C and Institutional Class Shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the Fund's Rule 18f-3 Plan. Class A, Class B and Class C shareholders have exclusive rights with respect to the respective class' Rule 12b-1 Distribution Plan adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from the interests of another class. Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class in matters that affect that class alone. At the request of the holders of at least 10% of the shares, the Fund will hold a meeting at which the Board or a Member of the Board could be removed by a majority vote. There will not usually be a shareholder meeting in any year, except in certain instances, including for example, when the election of the Board is required to be acted upon by shareholders under the 1940 Act.

                         DISTRIBUTIONS AND TAX MATTERS

         The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the "Code"), published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

         Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

         In addition to satisfying the Distribution Requirement, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

         The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) 50% or more of the value of the Fund's assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund's assets may be invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         If for any year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income, as discussed below, and generally will be eligible for the dividends received deduction in the case of corporate shareholders.


         Capital Loss Carry Forwards. The Fund had no capital loss carryforwards at December 31, 2004.


         Excise Tax on Regulated Investment Companies. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if the Fund fails to distribute in each calendar year an amount equal to 98% of qualified dividend income and ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

         The Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         Fund Investments. The Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. The Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Such investments may require the Fund to borrow money or dispose of other securities in order to comply with those requirements. The Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require the Fund to borrow money or dispose of other securities in order to comply with the distribution requirements of the Code. Additionally, the Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

         The Fund may invest in equity securities of foreign issuers. If the Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICS") under the Code), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements of the Code, a pro rata portion of the QEF's ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. Alternatively, a Fund generally will be permitted to "mark to market" any shares it holds in a PFIC. If a Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements of the Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. The Fund will make appropriate basis adjustments in any PFIC stock it holds to take into account the mark-to-market amounts.

         Notwithstanding any election made by the Fund, dividends attributable to distributions from a foreign corporation will not be eligible for the special tax rates applicable to qualified dividend income if the foreign corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.


         Additional Tax Information Concerning REITS. the Fund may invest in real estate investment trusts ("REITs"). The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

         Under technical corrections legislation currently pending in Congress, REITs will generally be able to pass through the tax treatment of tax-qualified dividends they receive. The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if this technical correction has already been enacted.

         Some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury obligations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess income inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

         Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.



         Fund Distributions. The Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.

         Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

         Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund that do not constitute qualified dividend income, ordinary income dividends, capital gain dividends or exempt-interest dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

         Sale or Redemption of Shares. A shareholder will recognize gain or loss on the sale or redemption of shares in the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of the Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares pursuant to a reinvestment right received upon the purchase of the original shares, any load charge (i.e., sales or additional charge) incurred on the acquisition of the original shares will not be taken into account as part of the shareholder's basis for computing profit or loss upon the sale of the shares.

         In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

         Backup Withholding. The Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of qualified dividend income, ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient". Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.


          Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. Generally, interest-related dividends and short-term capital gains dividends received from a regulated investment company are exempt from the 30-percent withholding tax. This exemption applies to both nonresident alien individuals and foreign corporations for dividends paid after December 31. 2004, and applies to income that would not be subject to the 30-percent tax if earned by the foreign person directly. With respect to interest-related dividends, this exemption does not apply if the Fund does not receive a statement in Internal Revenue Service Form W-8 stating that the shareholder is not a U.S. person. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of the Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

         State and Local Tax Matters. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.




                         ADDITIONAL INFORMATION

         As used in this SAI and the Prospectuses, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

         Telephone calls to the Fund, the Fund's service providers or a Financial Intermediary may be tape-recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Fund's Registration Statement filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Fund's Registration Statement. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or JPMDS. The Prospectuses and this SAI do not constitute an offer by the Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or JPMDS to make such offer in such jurisdictions.


         Principal Holders. As of April 1 , 2005, the following persons owned of record, or were known by the Fund to own beneficially, 5% or more of the outstanding shares of any class of the Fund:


----------------------------- ---------------------------------- ---------------

Class of Shares               Name and Address of Shareholde     Percentage Held

Institutional Class Shares    JPMorgan Chase 401(K) Savings Plan*      100
                               Stephen D. Ryan
                               JPMorgan
                               3 Chase Metrotech Center Fl 5
                               Brooklyn, NY 11245-0001
---------------------------- ----------------------------------- ---------------

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a "JPMorgan Affiliate"). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase may be deemed to be a "controlling person" of such shares under the 1940 Act.


As of April 1, 2005, officers and directors as a group owned beneficially or of record 10.1% of the Fund's Class A shares




                              FINANCIAL STATEMENTS


         The Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, and Report of Independent Registered Public Accountants (Annual Report only) contained in the Annual Report dated December 31, 2004 and filed March 4, 2005, accession number 0000770482-05-000006, with the SEC is hereby incorporated by reference into this Statement of Additional Information. Effective December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as investment adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. Please consider these factors when viewing the Fund's historic financial reports.



                                    PART C
                               OTHER INFORMATION

Item 23. Exhibits

         a. Filed February 18, 2005 under Registrant filing 485BPOS

         b. Filed December 27, 2001 under Registrant filing 485BPOS

         c. N/A

         d. Filed December 27, 2001 under Registrant filing 485BPOS

         e. Filed February 18, 2005 under Registrant filing 485BPOS

         f. None

         g. Filed April 17, 1997 under Registrant filing 485BPOS.

         h. 1. Form of Shareholder Servicing Agreement between Registrant and JPMorgan Distribution Services, Inc. dated February 19, 2005, filed February 18, 2005 under Registrant filing 485BPOS 2. Form of Transfer Agency Agreement effective February 19, 2005 between Registrant and Boston Financial Data Services, Inc., filed February 18, 2005 under Registrant filing 485BPOS

         i. Filed February 18, 2005 under Registrant filing 485BPOS

         j. Consent of Independent Accountants, filed herewith

         k. None.

         l. Filed August 5, 1985 under Registrant Pre-Effective Amendment No. 3.

         m. Filed February 18, 2005 under Registrant filing 485BPOS

         n.          Filed February 18, 2005 under Registrant filing 485BPOS

         p. Filed February 18, 2005 under Registrant filing 485BPOS

Item 24. Persons Controlled by or under Common Control With Registrant.
         --------------------------------------------------------------
                    None

Item 25.  Indemnification.

                  Article VI, paragraph (3) of the Registrant's Articles of Incorporation provides as follows:

                  (3) The Corporation shall indemnify any person who is or was a director or officer of the Corporation to the full extent permitted by the general laws of the State of Maryland, subject to the requirements of the 1940 Act.


           Article XII of Registrant's By-Laws provides as follows:

                                 ARTICLE XII

            Indemnification of Directors, Officers, and Employees

                  The Corporation shall indemnify to the full extent authorized by law any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that he, is or was a director, officer, or employee of the Corporation or serves or served any other enterprise as a director, officer, or employee at the request of the Corporation, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
                  In connection with any such indemnification, the Corporation shall comply with Securities and Exchange Commission Investment Company Release Nos. 7221 and 11330.


                  Section 2-418 of the Maryland General Corporation Law provides as follows:

                  ss. 2-418. Indemnification of directors, officers, employees and agents.
            (a) Definitions. -- In this section the following words have the meanings indicated.

                  (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                  (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (3) "Expenses" include attorney's fees.

                  (4) "Official capacity" means the following:
                      (i) When used with respect to a director, the officer or a director in the corporation; and

                      (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                      (iii)"Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, other enterprise, or employee benefit plan.

                  (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (6) "Proceeding" means any threatened pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

            (b) Permitted indemnification of director.

                  (1) A Corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                           (i)  The act or omission of the director was material
to the matter giving rise to the proceeding; and

                                    1. Was committed in bad faith; or

                                    2. Was the result of active and deliberate
dishonesty; or

                           (ii) The director actually received an improper
personal benefit in money, property,
or services; or

                           (iii)    In the case of any criminal proceeding, had
no reasonable cause to believe that the conduct was unlawful.

                  (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                           (ii) However, if the proceeding was one by or in the
right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                  (3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                           (ii) The termination of any proceeding by conviction,
or upon a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                  (4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                           (i) For a proceeding brought to enforce
indemnification under this section; or
                           (ii) If the charter or bylaws of the corporation, a
resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

         (c) No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

         (d) Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

                  (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                  (2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                           (i) If it determines a director is entitled to
reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                          (ii) If it determines that the director is fairly and
reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection
(c) shall be limited to expenses.

                  (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

         (e) Determination that indemnification is proper.

                  (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                  (2) Such determination shall be made:

                           (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                           (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                           (iii) By the stockholders.

                  (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                  (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

         (f) Payment of expenses in advance of final disposition of action.

                  (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                           (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                           (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                  (2) The undertaking required by subparagraph (ii) of paragraph
         (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                  (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

         (g) Validity of indemnification provision. -- The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which the director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

         (h) Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

         (I) Director's service to employee benefit plan. -- For purposes of this section:

                  (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                  (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                  (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

         (j) Officer, employee or agent. -- Unless limited by the charter:

                  (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                  (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                  (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

         (k) Insurance or similar protection. --

                  (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                  (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                  (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

         (l) Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting. (1981, ch. 737; 1988, chs. 3, 4; 1989, ch. 450; 2000, ch. 642.)

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Reference is also made to the Distribution Agreement and Underwriting Agreement previously filed with the Commission.

Item 26. Business and Other Connections of Investment Adviser

         The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

ITEM 27. Principal Underwriters

(a) Effective February 19, 2005 JPMorgan Distribution Services, Inc. (the "Distributor") is the principal underwriter for the Registrant's shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, OH 43271.

   JPMorgan Distribution Services, Inc. acts as principal underwriter for the following investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc. J.P. Morgan Fleming Series Trust J.P. Morgan Series Trust II J. P. Morgan Mutual Fund Group
J. P. Morgan Mutual Fund Investment Trust JPMorgan Trust I Undiscovered Managers Funds JPMorgan Value Opportunities Fund, Inc.

                  (b) The following are the Directors, officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

                                           Position and Offices with           Position and Offices with
                Name                              Distributor                       the Registrant
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
David Thorp                           President                            None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Robert L. Young                       Vice President                       None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Michael R. Machulski                  Director, Vice President             None
                                      And Treasurer
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Nancy E. Fields                       Vice President                       None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Scott E. Richter                      Secretary                            None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Jessica K. Ditullio                   Assistant Secretary                  None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------
Charles Wooding                       Assistant Treasurer                  None
------------------------------------- ------------------------------------ ----------------------------------
------------------------------------- ------------------------------------ ----------------------------------



         (c)      None

ITEM 28. Location of Accounts and Records

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                                                         Address
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------

JPMorgan Distribution Services, Inc.                                          111 Polaris Parkway
                                                                              Columbus, OH 43240
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------

Boston Financial Data Services, Inc. (transfer agent)                         2 Heritage Drive
                                                                              North Quincy, MA 02171
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------

JPMorgan Chase Bank (custodian)                                               3 Chase MetroTech Center
                                                                              Brooklyn, NY 11245
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------

Washington Management Corporation (business manager)                          1101 Vermont Ave., NW
                                                                              Washington, DC  20005
----------------------------------------------------------------------------- --------------------------------------
JPMorgan Investment                                                             522 Fifth Avenue
 Management, Inc. (investment adviser)                                          New York, NY 10036

ITEM 29. Management Services

                  Not applicable


ITEM 30. Undertakings

                  Not applicable

                            SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 28th day of April, 2005.

                                    JPMORGAN VALUE OPPORTUNITES FUND, INC.


                                    By        Jeffrey L. Steele
                                              President

     Counsel represents the amendment does not contain disclosures that would make it ineligible for effectiveness under the provisions of Rule 485(b).

                                    By       Howard L. Kitzmiller, Esquire

         Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 28, 2005 by the following persons in the capacities indicated.

         SIGNATURE                            TITLE

(1) Principal Executive Officer:

           Jeffrey L. Steele                 President


(2) Principal Financial Officer and Principal Accounting Officer:

          Michael W. Stockton                Vice President,
                                             Assistant Secretary, and
                                             Treasurer, Chief Financial Officer
(3)      Directors

         James H. Lemon*                      Chairman of the Board
         Cyrus A. Ansary*                     Director
         Daniel J. Callahan*                  Director
         Harry J. Lister*                     Director
         James C. Miller III*                 Director
         Katherine D. Ortega*                 Director
         J. Knox Singelton*                   Director
         T. Eugene Smith*                     Director

         Jeffrey L. Steele                    Director

         * /S/By Howard L. Kitzmiller, Attorney-in-fact